AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.
7,365 874,667
Howmet Aerospace, Inc. *
40,076 1,381,420
Huntington Ingalls Industries, Inc.
37,392 7,880,364
Lockheed Martin Corp.
13,221 5,002,165
Northrop Grumman Corp.
6,079 2,209,291
Teledyne Technologies, Inc. *
1,723 721,644
Textron, Inc.
54,692 3,761,169
21,830,720
Air Freight & Logistics - 0.6%
Expeditors International of
Washington, Inc. 13,929 1,763,411
FedEx Corp.
19,347 5,771,791
United Parcel Service, Inc., Class
B 1,885 392,023
7,927,225
Airlines - 0.3%
Southwest Airlines Co. * 75,662 4,016,896
Auto Components - 0.1%
Aptiv plc * 9,628 1,514,773
Automobiles - 1.8%
General Motors Co. *
63,656 3,766,525
Tesla, Inc. *
27,261 18,529,302
Thor Industries, Inc.
24,609 2,780,817
25,076,644
Banks - 3.7%
Associated Banc-Corp.
243,494 4,986,757
BOK Financial Corp.
4,706 407,540
Citigroup, Inc.
142,443 10,077,842
Citizens Financial Group, Inc.
96,650 4,433,335
First Citizens BancShares , Inc.,
Class A (a) 1,751 1,458,128
FNB Corp.
30,369 374,450
JPMorgan Chase & Co.
68,419 10,641,891
M&T Bank Corp.
28,693 4,169,380
People's United Financial, Inc.
56,108 961,691
Popular, Inc.
142,499 10,694,550
Prosperity Bancshares, Inc.
17,841 1,280,984
Truist Financial Corp.
29,558 1,640,469
51,127,017
Beverages - 0.2%
Monster Beverage Corp. *
8,223 751,171
PepsiCo, Inc.
9,863 1,461,401
2,212,572
Biotechnology - 1.9%
AbbVie, Inc.
23,950 2,697,728
Alexion Pharmaceuticals, Inc. *
8,138 1,495,032
Amgen, Inc.
13,098 3,192,637
Horizon Therapeutics plc *
26,140 2,447,750
INVESTMENTS SHARES VALUE ($)
Biotechnology - 1.9% (continued)
Moderna , Inc. *
12,333 2,898,008
United Therapeutics Corp. *
75,153 13,483,200
26,214,355
Building Products - 1.2%
A O Smith Corp.
14,233 1,025,630
Fortune Brands Home & Security,
Inc. 46,746 4,656,369
Johnson Controls International plc
53,348 3,661,273
Masco Corp.
12,392 730,013
Owens Corning
37,256 3,647,362
Trane Technologies plc
17,146 3,157,265
16,877,912
Capital Markets - 2.0%
Ameriprise Financial, Inc.
22,509 5,602,040
Bank of New York Mellon Corp.
(The) 35,963 1,842,384
BlackRock, Inc.
10,709 9,370,054
Goldman Sachs Group, Inc. (The)
11,764 4,464,791
Morgan Stanley
12,253 1,123,478
MSCI, Inc.
908 484,037
State Street Corp.
29,509 2,428,000
T. Rowe Price Group, Inc.
4,156 822,763
Virtu Financial, Inc., Class A
57,213 1,580,795
27,718,342
Chemicals - 1.2%
Cabot Corp.
21,102 1,201,337
Chemours Co. (The)
32,328 1,125,014
Corteva , Inc.
92,429 4,099,226
Eastman Chemical Co.
34,809 4,063,951
Huntsman Corp.
65,880 1,747,138
LyondellBasell Industries NV, Class
A 22,175 2,281,142
Scotts Miracle- Gro Co. (The)
11,971 2,297,474
16,815,282
Commercial Services & Supplies - 0.5%
Cintas Corp.
1,315 502,330
Copart , Inc. *
5,071 668,510
Waste Management, Inc.
43,926 6,154,472
7,325,312
Communications Equipment - 0.5%
Cisco Systems, Inc. 143,462 7,603,486
Construction & Engineering - 0.0% (b)
Quanta Services, Inc.
4,911 444,789
Valmont Industries, Inc.
931 219,763
664,552
Consumer Finance - 0.5%
Ally Financial, Inc.
20,925 1,042,902
Capital One Financial Corp.
27,954 4,324,204

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.5% (continued)
Santander Consumer USA
Holdings, Inc. 13,769 500,090
SLM Corp.
80,562 1,686,969
7,554,165
Containers & Packaging - 0.3%
Berry Global Group, Inc. *
18,175 1,185,374
Silgan Holdings, Inc.
57,426 2,383,179
3,568,553
Distributors - 0.1%
LKQ Corp. * 32,592 1,604,178
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B 1,650 1,045,935
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B * 65,325 18,155,124
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
245,758 7,072,915
Verizon Communications, Inc.
147,018 8,237,419
15,310,334
Electric Utilities - 1.6%
Exelon Corp.
253,985 11,254,075
NRG Energy, Inc.
143,306 5,775,232
Pinnacle West Capital Corp.
69,228 5,674,619
22,703,926
Electrical Equipment - 1.2%
Acuity Brands, Inc.
47,683 8,918,152
Eaton Corp. plc
6,236 924,050
Hubbell, Inc.
14,172 2,647,896
Regal Beloit Corp.
31,619 4,221,453
16,711,551
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc. *
128,130 14,585,038
CDW Corp.
27,147 4,741,224
Jabil, Inc.
110,761 6,437,429
SYNNEX Corp.
66,932 8,149,640
33,913,331
Entertainment - 0.5%
Electronic Arts, Inc. 44,695 6,428,482
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.
2,784 752,070
Brandywine Realty Trust
77,079 1,056,753
EPR Properties *
564 29,711
Equity Commonwealth
15,031 393,812
Public Storage
5,056 1,520,289
Ventas, Inc.
11,140 636,094
VEREIT, Inc.
7,562 347,323
Weingarten Realty Investors
16,674 534,735
5,270,787
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.
5,737 2,269,959
Kroger Co. (The)
349,941 13,406,240
Sprouts Farmers Market, Inc. *
201,768 5,013,935
Walgreens Boots Alliance, Inc.
17,732 932,880
Walmart, Inc.
56,207 7,926,311
29,549,325
Food Products - 1.3%
Flowers Foods, Inc.
17,814 431,099
General Mills, Inc.
63,320 3,858,088
Ingredion, Inc.
6,350 574,675
J M Smucker Co. (The)
48,892 6,334,936
Pilgrim's Pride Corp. *
22,078 489,690
Tyson Foods, Inc., Class A
82,753 6,103,861
17,792,349
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories
6,000 695,580
Baxter International, Inc.
15,913 1,280,996
Danaher Corp.
30,060 8,066,902
Medtronic plc
43,297 5,374,457
15,417,935
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.
4,674 535,126
Anthem, Inc.
30,301 11,568,922
CVS Health Corp.
66,540 5,552,098
Humana, Inc.
9,377 4,151,385
McKesson Corp.
28,592 5,467,934
Molina Healthcare, Inc. *
30,437 7,702,387
UnitedHealth Group, Inc.
19,334 7,742,107
42,719,959
Health Care Technology - 0.2%
Teladoc Health, Inc. *
3,483 579,188
Veeva Systems, Inc., Class A *
5,355 1,665,137
2,244,325
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.
27,393 3,999,104
McDonald's Corp.
10,418 2,406,454
MGM Resorts International
122,074 5,206,456
Yum! Brands, Inc.
8,032 923,921
12,535,935
Household Durables - 1.5%
DR Horton, Inc.
4,022 363,468
Lennar Corp., Class A
63,298 6,288,656
Mohawk Industries, Inc. *
13,673 2,627,814
PulteGroup, Inc.
86,993 4,747,208
Toll Brothers, Inc.
16,035 926,983
Whirlpool Corp.
29,385 6,406,518
21,360,647

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Products - 1.8%
Clorox Co. (The)
41,990 7,554,421
Procter & Gamble Co. (The)
121,655 16,414,909
Spectrum Brands Holdings, Inc.
8,843 752,009
24,721,339
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 53,274 988,233
Industrial Conglomerates - 0.7%
3M Co.
37,463 7,441,276
Carlisle Cos., Inc.
13,091 2,505,355
9,946,631
Insurance - 4.7%
Allstate Corp. (The)
135,580 17,685,055
Assurant, Inc.
24,894 3,887,945
Assured Guaranty Ltd.
8,667 411,509
Chubb Ltd.
10,001 1,589,559
Everest Re Group Ltd.
38,494 9,700,873
Fidelity National Financial, Inc.
54,478 2,367,614
First American Financial Corp.
88,484 5,516,977
Mercury General Corp.
23,084 1,499,306
MetLife, Inc.
26,547 1,588,838
Old Republic International Corp.
207,622 5,171,864
Progressive Corp. (The)
57,527 5,649,727
Prudential Financial, Inc.
37,751 3,868,345
Travelers Cos., Inc. (The)
40,918 6,125,834
65,063,446
Interactive Media & Services - 7.5%
Alphabet, Inc., Class A *
14,880 36,333,835
Alphabet, Inc., Class C *
10,185 25,526,869
Facebook, Inc., Class A *
115,396 40,124,343
IAC/InterActiveCorp *
2,815 433,989
Match Group, Inc. *
5,384 868,170
Vimeo, Inc. *
4,570 223,930
103,511,136
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. *
13,161 45,275,946
Qurate Retail, Inc., Series A
254,253 3,328,172
48,604,118
IT Services - 1.7%
Accenture plc, Class A
14,799 4,362,597
Akamai Technologies, Inc. *
42,555 4,961,913
Alliance Data Systems Corp.
19,812 2,064,212
Cognizant Technology Solutions
Corp., Class A 10,270 711,300
Concentrix Corp. *
44,872 7,215,418
VeriSign, Inc. *
9,225 2,100,440
Visa, Inc., Class A
8,641 2,020,439
23,436,319
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.1%
Brunswick Corp.
9,451 941,509
Polaris, Inc.
2,848 390,062
1,331,571
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc., Class
A * 2,200 1,417,438
Charles River Laboratories
International, Inc. * 22,100 8,175,232
PRA Health Sciences, Inc. *
9,380 1,549,670
Thermo Fisher Scientific, Inc.
23,195 11,701,181
22,843,521
Machinery - 4.0%
AGCO Corp.
88,326 11,515,944
Cummins, Inc.
48,011 11,705,562
ITT, Inc.
6,926 634,352
Oshkosh Corp.
96,805 12,065,775
PACCAR, Inc.
69,370 6,191,273
Snap-on, Inc.
20,502 4,580,762
Timken Co. (The)
101,282 8,162,316
54,855,984
Media - 0.4%
Comcast Corp., Class A
18,515 1,055,726
DISH Network Corp., Class A *
45,464 1,900,395
Interpublic Group of Cos., Inc.
(The) 98,645 3,204,976
6,161,097
Metals & Mining - 0.1%
Newmont Corp. 12,643 801,313
Multiline Retail - 1.3%
Dollar General Corp.
18,932 4,096,695
Target Corp.
55,651 13,453,073
17,549,768
Multi-Utilities - 1.2%
Ameren Corp.
8,706 696,828
Consolidated Edison, Inc.
71,524 5,129,701
DTE Energy Co.
39,068 5,063,213
MDU Resources Group, Inc.
48,742 1,527,574
Public Service Enterprise Group,
Inc. 65,036 3,885,251
16,302,567
Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp.
47,701 4,996,203
Equitrans Midstream Corp.
405,951 3,454,643
Exxon Mobil Corp.
80,796 5,096,611
13,547,457

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The),
Class A 12,057 3,835,090
Nu Skin Enterprises, Inc., Class A
12,461 705,916
4,541,006
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.
96,123 6,422,939
Eli Lilly & Co.
5,145 1,180,880
Jazz Pharmaceuticals plc *
24,139 4,288,052
Johnson & Johnson
109,199 17,989,443
Merck & Co., Inc.
48,137 3,743,615
Organon & Co. *
4,813 145,641
Pfizer, Inc.
188,999 7,401,201
41,171,771
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp.
44,367 3,779,181
CACI International, Inc., Class A *
15,663 3,995,945
IHS Markit Ltd.
15,153 1,707,137
Jacobs Engineering Group, Inc.
3,142 419,206
ManpowerGroup , Inc.
44,494 5,290,781
Robert Half International, Inc.
34,886 3,103,807
18,296,057
Road & Rail - 0.4%
AMERCO
2,855 1,682,737
Knight-Swift Transportation
Holdings, Inc. 10,168 462,237
Ryder System, Inc.
20,623 1,532,908
Schneider National, Inc., Class B
78,248 1,703,459
5,381,341
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.
84,665 12,056,296
Intel Corp.
329,748 18,512,053
Lam Research Corp.
14,577 9,485,254
Micron Technology, Inc. *
79,324 6,740,953
MKS Instruments, Inc.
19,064 3,392,439
Qorvo , Inc. *
15,215 2,976,815
QUALCOMM, Inc.
23,371 3,340,417
Skyworks Solutions, Inc.
34,161 6,550,372
Teradyne, Inc.
46,013 6,163,901
Texas Instruments, Inc.
20,600 3,961,380
Xilinx, Inc.
9,412 1,361,352
74,541,232
Software - 8.2%
Adobe, Inc. *
17,610 10,313,120
Cadence Design Systems, Inc. *
32,463 4,441,588
Fortinet, Inc. *
3,148 749,822
Intuit, Inc.
1,554 761,724
Manhattan Associates, Inc. *
4,944 716,089
Microsoft Corp.
304,565 82,506,659
Oracle Corp.
164,608 12,813,087
INVESTMENTS SHARES VALUE ($)
Software - 8.2% (continued)
Teradata Corp. *
21,873 1,092,994
VMware, Inc., Class A *(a)
6,694 1,070,839
114,465,922
Specialty Retail - 4.6%
AutoNation, Inc. *
109,374 10,369,749
Best Buy Co., Inc.
86,273 9,919,670
Dick's Sporting Goods, Inc.
118,391 11,861,594
Foot Locker, Inc.
101,200 6,236,956
Home Depot, Inc. (The)
29,152 9,296,281
Lowe's Cos., Inc.
16,883 3,274,796
Penske Automotive Group, Inc.
51,358 3,877,015
Williams-Sonoma, Inc.
54,708 8,734,132
63,570,193
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.
590,658 80,896,520
Dell Technologies, Inc., Class C *
13,871 1,382,523
HP, Inc.
303,279 9,155,993
Xerox Holdings Corp.
56,613 1,329,839
92,764,875
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.
22,482 2,319,468
Lululemon Athletica , Inc. *
3,796 1,385,426
NIKE, Inc., Class B
11,109 1,716,229
Ralph Lauren Corp.
4,926 580,332
Skechers USA, Inc., Class A *
27,084 1,349,596
7,351,051
Thrifts & Mortgage Finance - 0.0% (b)
MGIC Investment Corp. 55,406 753,522
Tobacco - 0.8%
Altria Group, Inc.
84,033 4,006,694
Philip Morris International, Inc.
65,585 6,500,129
10,506,823
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc.,
Class A 79,293 7,114,961
United Rentals, Inc. *
14,863 4,741,446
Watsco , Inc.
21,264 6,095,113
17,951,520
Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp. 14,016 536,392
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. * 16,099 2,331,618
TOTAL COMMON STOCKS
(Cost $761,087,564) 1,354,639,752

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (b)
Internet & Direct Marketing Retail - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $476,826) 4,865 526,636
SHORT-TERM INVESTMENTS - 2.1%
INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $29,942,535) 29,951,768 29,939,787
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 434,403 434,403
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 2,108,159 2,107,316
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,542,562) 2,541,719
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $794,049,487) 1,387,647,894
LIABILITIES IN EXCESS OF OTHER
ASSETS – (0.0)% (b)(e) (690,358)
NET ASSETS - 100.0% 1,386,957,536
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 133,742,667 9.6%
Consumer Discretionary 202,071,450 14.6
Consumer Staples 89,323,414 6.4
Energy 13,547,457 1.0
Financials 170,371,615 12.3
Health Care 150,611,867 10.9
Industrials 182,322,093 13.1
Information Technology 346,725,164 25.0
Materials 21,185,148 1.5
Real Estate 5,270,787 0.4
Utilities 39,994,726 2.9
Short-Term Investments 29,939,787 2.1
Securities Lending Collateral 2,541,719 0.2
Total Investments In Securities
At Value 1,387,647,894 100.0
Liabilities in Excess of Other
Assets (e) (690,358) (0.0) (b)
Net Assets
$ 1,386,957,536 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $2,492,160.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 86 9/2021 USD $ 18,440,980 $ 199,886
$ 199,886

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 0.6%
AAR Corp. *
1,965 76,144
Aerojet Rocketdyne Holdings, Inc.
3,808 183,888
Maxar Technologies, Inc.
1,029 41,077
Moog, Inc., Class A
535 44,972
PAE, Inc. *
5,043 44,883
Vectrus, Inc. *
9,876 469,999
860,963
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. *
3,716 253,096
Hub Group, Inc., Class A *
6,511 429,596
682,692
Airlines - 0.3%
Allegiant Travel Co. *
806 156,364
SkyWest, Inc. *
2,603 112,111
Spirit Airlines, Inc. *
4,469 136,037
404,512
Auto Components - 2.1%
Adient plc *
4,662 210,722
Cooper-Standard Holdings, Inc. *
1,286 37,294
Dana, Inc.
22,664 538,497
Dorman Products, Inc. *
421 43,645
Fox Factory Holding Corp. *
2,389 371,872
Goodyear Tire & Rubber Co. (The)
* 5,410 92,781
LCI Industries
4,159 546,576
Modine Manufacturing Co. *
9,217 152,910
Patrick Industries, Inc.
5,106 372,738
XPEL, Inc. *(a)
6,291 527,626
2,894,661
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 129,872
Banks - 5.8%
1st Source Corp.
4,426 205,632
BancFirst Corp.
578 36,085
Bancorp, Inc. (The) *
12,926 297,427
Bank of NT Butterfield & Son Ltd.
(The) 5,223 185,155
Cadence Bancorp
3,228 67,401
Camden National Corp.
951 45,420
Cathay General Bancorp
9,546 375,731
CIT Group, Inc.
5,501 283,797
Columbia Banking System, Inc.
4,804 185,242
Customers Bancorp, Inc. *
19,317 753,170
Dime Community Bancshares, Inc.
3,240 108,929
Eastern Bankshares, Inc.
7,990 164,354
Enterprise Financial Services Corp.
940 43,607
First Bancorp/PR
23,233 276,937
First Interstate BancSystem, Inc.,
Class A 4,570 191,163
First Merchants Corp.
4,786 199,433
INVESTMENTS SHARES VALUE ($)
Banks - 5.8% (continued)
Fulton Financial Corp.
10,873 171,576
Glacier Bancorp, Inc.
3,253 179,175
Great Southern Bancorp, Inc.
7,773 418,965
Hancock Whitney Corp.
4,008 178,115
Hanmi Financial Corp.
2,726 51,958
Heartland Financial USA, Inc.
10,270 482,587
Hilltop Holdings, Inc.
18,531 674,528
Home BancShares, Inc.
16,787 414,303
International Bancshares Corp.
11,103 476,763
Investors Bancorp, Inc.
20,212 288,223
Midland States Bancorp, Inc.
3,969 104,266
NBT Bancorp, Inc.
4,174 150,139
OFG Bancorp
3,523 77,929
Old National Bancorp
18,984 334,308
QCR Holdings, Inc.
961 46,214
ServisFirst Bancshares, Inc.
4,239 288,167
South State Corp.
1,300 106,288
Texas Capital Bancshares, Inc. *
1,949 123,742
Trustmark Corp.
1,383 42,596
UMB Financial Corp.
532 49,508
United Community Banks, Inc.
1,812 58,002
8,136,835
Beverages - 0.9%
Celsius Holdings, Inc. *
6,563 499,379
Coca-Cola Consolidated, Inc.
971 390,468
MGP Ingredients, Inc.
1,823 123,308
National Beverage Corp.
3,888 183,630
1,196,785
Biotechnology - 7.0%
Akebia Therapeutics, Inc. *
13,872 52,575
Amicus Therapeutics, Inc. *
15,837 152,669
AnaptysBio, Inc. *
3,256 84,428
Apellis Pharmaceuticals, Inc. *
930 58,776
Arcus Biosciences, Inc. *
3,839 105,419
Arena Pharmaceuticals, Inc. *
3,941 268,776
Arrowhead Pharmaceuticals, Inc. *
5,157 427,103
Beam Therapeutics, Inc. *(b)
2,063 265,529
BioCryst Pharmaceuticals, Inc. *
6,166 97,484
Blueprint Medicines Corp. *
3,376 296,953
Bridgebio Pharma, Inc. *
2,667 162,580
CareDx, Inc. *
3,109 284,536
Catalyst Pharmaceuticals, Inc. *
59,114 339,906
ChemoCentryx, Inc. *
3,123 41,817
Denali Therapeutics, Inc. *
4,399 345,058
Dicerna Pharmaceuticals, Inc. *
1,595 59,525
Eagle Pharmaceuticals, Inc. *
1,950 83,460
Emergent BioSolutions, Inc. *
5,522 347,831
Enanta Pharmaceuticals, Inc. *
1,676 73,761
Fate Therapeutics, Inc. *
4,788 415,551
Frequency Therapeutics, Inc. *
4,384 43,665
Halozyme Therapeutics, Inc. *
8,467 384,486
Ideaya Biosciences, Inc. *
4,296 90,173
ImmunoGen, Inc. *
9,277 61,135

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.0% (continued)
Insmed, Inc. *
6,637 188,889
Intellia Therapeutics, Inc. *
1,257 203,521
Invitae Corp. *(b)
3,778 127,432
Ironwood Pharmaceuticals, Inc. *
4,094 52,690
Jounce Therapeutics, Inc. *
5,628 38,270
Kodiak Sciences, Inc. *
1,894 176,142
Ligand Pharmaceuticals, Inc. *
1,117 146,539
Mirati Therapeutics, Inc. *
1,270 205,143
Myriad Genetics, Inc. *
3,504 107,152
Natera, Inc. *
5,643 640,650
Novavax, Inc. *
2,885 612,514
OPKO Health, Inc. *(b)
24,085 97,544
Organogenesis Holdings, Inc. *
1,864 30,980
Ovid therapeutics, Inc. *(b)
34,740 135,833
PDL BioPharma, Inc. (3)*(c)
32,677 73,367
Precigen, Inc. *
7,697 50,184
Protagonist Therapeutics, Inc. *
1,570 70,462
PTC Therapeutics, Inc. *
1,337 56,515
Selecta Biosciences, Inc. *
14,409 60,230
Sorrento Therapeutics, Inc. *(b)
11,647 112,859
SpringWorks Therapeutics, Inc. *
571 47,056
TG Therapeutics, Inc. *
7,265 281,809
Translate Bio, Inc. *
3,798 104,597
Travere Therapeutics, Inc. *
1,585 23,125
Turning Point Therapeutics, Inc. *
1,699 132,556
Twist Bioscience Corp. *
1,108 147,641
Ultragenyx Pharmaceutical, Inc. *
4,456 424,880
Veracyte, Inc. *
4,543 181,629
Vericel Corp. *
7,091 372,278
Vir Biotechnology, Inc. *
1,751 82,787
XBiotech, Inc. *
4,835 80,068
Xencor, Inc. *
3,176 109,540
9,718,078
Building Products - 2.8%
Advanced Drainage Systems, Inc.
496 57,819
Alpha Pro Tech Ltd. *(b)
10,261 87,937
American Woodmark Corp. *
548 44,766
Apogee Enterprises, Inc.
16,622 677,014
Builders FirstSource, Inc. *
20,347 868,003
Griffon Corp.
5,089 130,431
Insteel Industries, Inc.
12,798 411,456
Masonite International Corp. *
1,472 164,555
Quanex Building Products Corp.
1,472 36,564
Resideo Technologies, Inc. *
5,839 175,170
Simpson Manufacturing Co., Inc.
826 91,223
UFP Industries, Inc.
14,996 1,114,803
3,859,741
Capital Markets - 2.5%
Artisan Partners Asset
Management, Inc., Class A 9,798 497,934
B Riley Financial, Inc.
1,000 75,500
Brightsphere Investment Group,
Inc. 9,927 232,590
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.5% (continued)
Cohen & Steers, Inc.
1,237 101,545
Cowen, Inc., Class A
15,482 635,536
Donnelley Financial Solutions,
Inc. * 9,790 323,070
Federated Hermes, Inc., Class B
7,470 253,308
Houlihan Lokey, Inc.
656 53,654
Oppenheimer Holdings, Inc., Class
A 4,322 219,730
Stifel Financial Corp.
11,774 763,662
StoneX Group, Inc. *
1,990 120,733
Virtus Investment Partners, Inc.
789 219,161
3,496,423
Chemicals - 0.7%
FutureFuel Corp.
7,426 71,289
Koppers Holdings, Inc. *
5,767 186,562
Kraton Corp. *
1,127 36,391
Rayonier Advanced Materials,
Inc. * 32,272 215,900
Stepan Co.
2,781 334,471
Tredegar Corp.
3,222 44,367
Trinseo SA
1,045 62,533
951,513
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.
6,164 273,373
ACCO Brands Corp.
43,267 373,394
Cimpress plc (Ireland) *
1,098 119,034
Ennis, Inc.
17,182 369,757
Healthcare Services Group, Inc.
5,704 180,075
Herman Miller, Inc.
1,072 50,534
HNI Corp.
11,550 507,854
Interface, Inc.
16,972 259,672
Pitney Bowes, Inc.
10,716 93,979
Team, Inc. *
3,997 26,780
Tetra Tech, Inc.
437 53,332
2,307,784
Communications Equipment - 1.3%
Calix, Inc. *
8,409 399,427
Cambium Networks Corp. *
7,643 369,539
Casa Systems, Inc. *
19,966 177,098
Digi International, Inc. *
3,152 63,387
Extreme Networks, Inc. *
18,579 207,342
NETGEAR, Inc. *
10,685 409,449
NetScout Systems, Inc. *
4,190 119,583
Plantronics, Inc. *
2,194 91,556
1,837,381
Construction & Engineering - 2.5%
API Group Corp. *(d)
9,020 188,428
Arcosa, Inc.
3,429 201,419
Comfort Systems USA, Inc.
2,375 187,126
Dycom Industries, Inc. *
2,091 155,842
EMCOR Group, Inc.
5,140 633,197

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.5% (continued)
Great Lakes Dredge & Dock Corp.
* 6,296 91,985
IES Holdings, Inc. *
964 49,511
MasTec, Inc. *
1,308 138,779
MYR Group, Inc. *
15,861 1,442,082
Primoris Services Corp.
5,206 153,213
Sterling Construction Co., Inc. *
4,126 99,560
Tutor Perini Corp. *
12,217 169,205
3,510,347
Construction Materials - 0.2%
Summit Materials, Inc., Class A *
7,598 264,790
US Concrete, Inc. *
973 71,808
336,598
Consumer Finance - 0.3%
Curo Group Holdings Corp.
5,143 87,431
Encore Capital Group, Inc. *
4,225 200,223
PROG Holdings, Inc.
1,554 74,794
362,448
Containers & Packaging - 0.1%
Greif, Inc., Class A
359 21,737
O-I Glass, Inc. *
10,899 177,981
199,718
Distributors - 0.1%
Core-Mark Holding Co., Inc. 2,387 107,439
Diversified Consumer Services - 0.4%
American Public Education, Inc. *
7,704 218,332
Houghton Mifflin Harcourt Co. *
15,398 169,994
Laureate Education, Inc., Class A *
5,783 83,911
Perdoceo Education Corp. *
5,000 61,350
WW International, Inc. *
1,521 54,969
588,556
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. * 5,494 186,302
Diversified Telecommunication Services - 0.2%
Consolidated Communications
Holdings, Inc. * 26,424 232,267
Electric Utilities - 0.2%
PNM Resources, Inc. 4,384 213,808
Electrical Equipment - 1.3%
Atkore, Inc. *
11,522 818,062
Encore Wire Corp.
5,463 414,041
EnerSys
631 61,668
Plug Power, Inc. *
13,887 474,796
Powell Industries, Inc.
2,354 72,856
1,841,423
Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries, Inc.
1,330 149,904
ePlus, Inc. *
3,442 298,387
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.7%
(continued)
Fabrinet (Thailand) *
5,468 524,217
II-VI, Inc. *
2,662 193,235
Insight Enterprises, Inc. *
8,746 874,687
Methode Electronics, Inc.
9,348 460,015
PC Connection, Inc.
7,882 364,700
Plexus Corp. *
629 57,497
Sanmina Corp. *
19,972 778,109
Vishay Intertechnology, Inc.
2,321 52,339
3,753,090
Energy Equipment & Services - 0.8%
Archrock, Inc.
4,304 38,349
ChampionX Corp. *
3,993 102,420
Liberty Oilfield Services, Inc., Class
A * 4,571 64,725
Nabors Industries Ltd. *
1,064 121,551
National Energy Services Reunited
Corp. * 22,734 323,960
ProPetro Holding Corp. *
53,512 490,170
1,141,175
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Finance Trust, Inc.
16,080 136,358
Chatham Lodging Trust *
9,302 119,717
EastGroup Properties, Inc.
1,890 310,811
Global Net Lease, Inc.
2,396 44,326
Healthcare Realty Trust, Inc.
8,582 259,176
Independence Realty Trust, Inc.
6,241 113,773
Industrial Logistics Properties Trust
4,209 110,023
Kite Realty Group Trust
3,416 75,186
Lexington Realty Trust
11,810 141,129
Monmouth Real Estate Investment
Corp. 1,998 37,403
National Health Investors, Inc.
1,294 86,763
New Senior Investment Group, Inc.
13,025 114,360
NexPoint Residential Trust, Inc.
1,268 69,715
Office Properties Income Trust
7,270 213,084
One Liberty Properties, Inc.
1,902 53,998
Physicians Realty Trust
8,095 149,515
Piedmont Office Realty Trust, Inc.,
Class A 2,180 40,265
PotlatchDeltic Corp.
1,410 74,941
QTS Realty Trust, Inc., Class A
1,532 118,424
Sabra Health Care REIT, Inc.
10,777 196,141
Service Properties Trust
3,313 41,744
Uniti Group, Inc.
12,744 134,959
Urban Edge Properties
12,023 229,639
Urstadt Biddle Properties, Inc.,
Class A 2,517 48,779
Whitestone REIT
26,713 220,382
3,140,611

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings,
Inc. * 2,854 135,793
Ingles Markets, Inc., Class A
7,717 449,670
Performance Food Group Co. *
7,347 356,256
SpartanNash Co.
4,710 90,950
United Natural Foods, Inc. *
7,626 282,010
Weis Markets, Inc.
2,014 104,043
1,418,722
Food Products - 1.4%
B&G Foods, Inc.
11,288 370,246
Darling Ingredients, Inc. *
7,943 536,153
John B Sanfilippo & Son, Inc.
6,645 588,548
Seneca Foods Corp., Class A *
9,075 463,551
1,958,498
Health Care Equipment & Supplies - 2.1%
Accuray, Inc. *
8,538 38,592
Co-Diagnostics, Inc. *
19,108 157,641
CONMED Corp.
1,602 220,163
Integer Holdings Corp. *
4,048 381,322
Invacare Corp. *
16,233 131,000
LeMaitre Vascular, Inc.
1,143 69,746
LivaNova plc *
554 46,597
Meridian Bioscience, Inc. *
8,035 178,216
Merit Medical Systems, Inc. *
5,491 355,048
Neogen Corp. *
6,002 276,332
Nevro Corp. *
1,000 165,790
NuVasive, Inc. *
2,078 140,847
Retractable Technologies, Inc. *(b)
10,316 119,253
SeaSpine Holdings Corp. *
2,565 52,608
Shockwave Medical, Inc. *
942 178,726
STAAR Surgical Co. *
893 136,182
STERIS plc
787 162,358
Surmodics, Inc. *
819 44,431
Zynex, Inc. *(b)
3,713 57,663
2,912,515
Health Care Providers & Services - 3.7%
Addus HomeCare Corp. *
430 37,513
AMN Healthcare Services, Inc. *
3,616 350,680
Community Health Systems, Inc. *
18,014 278,136
CorVel Corp. *
2,593 348,240
Covetrus, Inc. *
2,326 62,802
Ensign Group, Inc. (The)
4,930 427,283
Fulgent Genetics, Inc. *(b)
757 69,818
Joint Corp. (The) *(b)
4,882 409,697
LHC Group, Inc. *
1,746 349,654
Magellan Health, Inc. *
1,311 123,496
ModivCare, Inc. *
1,311 222,962
National Research Corp.
3,848 176,623
Owens & Minor, Inc.
13,022 551,221
Patterson Cos., Inc.
10,730 326,085
Select Medical Holdings Corp.
10,100 426,826
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.7% (continued)
Tenet Healthcare Corp. *
4,187 280,487
Tivity Health, Inc. *
1,822 47,937
Triple-S Management Corp., Class
B *(b) 27,276 607,437
5,096,897
Health Care Technology - 1.4%
Computer Programs and Systems,
Inc. 8,963 297,840
Evolent Health, Inc., Class A *
8,955 189,130
Inovalon Holdings, Inc., Class A *
7,954 271,072
Inspire Medical Systems, Inc. *
343 66,288
NextGen Healthcare, Inc. *
17,922 297,326
Omnicell, Inc. *
4,004 606,406
Schrodinger, Inc. *
1,557 117,725
Simulations Plus, Inc.
1,686 92,578
1,938,365
Hotels, Restaurants & Leisure - 2.5%
BJ's Restaurants, Inc. *
1,110 54,545
Bloomin' Brands, Inc. *
4,268 115,833
Boyd Gaming Corp. *
5,273 324,237
Brinker International, Inc. *
4,655 287,912
Caesars Entertainment, Inc. *
5,685 589,819
Carrols Restaurant Group, Inc. *
8,990 54,030
Churchill Downs, Inc.
1,131 224,232
El Pollo Loco Holdings, Inc. *
2,818 51,541
ESC Co. (3)*(c)
18,907 –
Fiesta Restaurant Group, Inc. *
13,618 182,890
Jack in the Box, Inc.
402 44,799
Marriott Vacations Worldwide Corp.
* 1,738 276,863
Papa John's International, Inc.
1,229 128,357
Penn National Gaming, Inc. *
5,835 446,319
RCI Hospitality Holdings, Inc.
2,387 158,019
Red Rock Resorts, Inc., Class A *
2,270 96,475
Texas Roadhouse, Inc.
4,893 470,707
3,506,578
Household Durables - 3.1%
Beazer Homes USA, Inc. *
10,668 205,786
Century Communities, Inc.
7,686 511,426
Green Brick Partners, Inc. *
2,630 59,806
Helen of Troy Ltd. *
1,166 265,988
Hooker Furniture Corp.
7,506 260,008
iRobot Corp. *
503 46,975
KB Home
6,739 274,412
La-Z-Boy, Inc.
4,817 178,422
LGI Homes, Inc. *
1,219 197,405
Lovesac Co. (The) *
1,655 132,052
M/I Homes, Inc. *
4,825 283,083
MDC Holdings, Inc.
5,552 280,931
Meritage Homes Corp. *
4,023 378,484
Purple Innovation, Inc. *
3,435 90,718
Sonos, Inc. *
4,342 152,969

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Durables - 3.1% (continued)
Taylor Morrison Home Corp. *
5,825 153,897
TopBuild Corp. *
1,876 371,035
Tri Pointe Homes, Inc. *
19,589 419,792
Tupperware Brands Corp. *
2,311 54,886
Universal Electronics, Inc. *
1,590 77,115
4,395,190
Household Products - 0.2%
WD-40 Co. 879 225,279
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C
5,241 138,782
Ormat Technologies, Inc.
2,731 189,886
328,668
Insurance - 1.8%
American Equity Investment Life
Holding Co. 3,692 119,325
CNO Financial Group, Inc.
5,575 131,682
Employers Holdings, Inc.
13,872 593,722
Horace Mann Educators Corp.
11,281 422,135
Kinsale Capital Group, Inc.
393 64,755
National Western Life Group, Inc.,
Class A 981 220,127
Selective Insurance Group, Inc.
4,313 350,000
Selectquote, Inc. *
6,244 120,259
SiriusPoint Ltd. *
5,888 59,292
Stewart Information Services Corp.
6,315 357,997
Trupanion, Inc. *
1,152 132,595
2,571,889
Interactive Media & Services - 0.1%
Cars.com, Inc. * 5,585 80,033
Internet & Direct Marketing Retail - 1.7%
1-800-Flowers.com, Inc., Class A *
16,258 518,142
Duluth Holdings, Inc., Class B *
17,267 356,564
Groupon, Inc. *
3,551 153,261
Lands' End, Inc. *
13,643 560,045
PetMed Express, Inc. (b)
2,860 91,091
Shutterstock, Inc.
3,014 295,884
Stamps.com, Inc. *
1,812 362,926
2,337,913
IT Services - 2.3%
BM Technologies, Inc. (3)*(c)
3,198 33,176
Conduent, Inc. *
39,469 296,018
CSG Systems International, Inc.
2,538 119,743
EVERTEC, Inc.
6,528 284,947
Hackett Group, Inc. (The)
9,556 172,199
International Money Express, Inc. *
7,210 107,069
Maximus, Inc.
5,923 521,046
Perficient, Inc. *
3,774 303,505
Sykes Enterprises, Inc. *
18,359 985,878
TTEC Holdings, Inc.
3,352 345,558
3,169,139
INVESTMENTS SHARES VALUE ($)
Leisure Products - 2.6%
Acushnet Holdings Corp.
3,239 160,007
Callaway Golf Co. *
2,951 99,537
Johnson Outdoors, Inc., Class A
4,990 603,790
Malibu Boats, Inc., Class A *
4,788 351,104
MasterCraft Boat Holdings, Inc. *
2,753 72,376
Nautilus, Inc. *
9,840 165,804
Smith & Wesson Brands, Inc.
14,156 491,213
Sturm Ruger & Co., Inc.
2,661 239,437
Vista Outdoor, Inc. *
15,498 717,247
YETI Holdings, Inc. *
7,280 668,450
3,568,965
Life Sciences Tools & Services - 1.5%
Fluidigm Corp. *(b)
16,915 104,196
Luminex Corp.
2,000 73,600
Medpace Holdings, Inc. *
5,849 1,033,109
NanoString Technologies, Inc. *
540 34,986
NeoGenomics, Inc. *
5,053 228,244
Pacific Biosciences of California,
Inc. * 13,812 483,006
Quanterix Corp. *
1,318 77,314
2,034,455
Machinery - 2.5%
Altra Industrial Motion Corp.
722 46,944
Astec Industries, Inc.
4,095 257,739
Chart Industries, Inc. *
468 68,478
Columbus McKinnon Corp.
6,930 334,303
Federal Signal Corp.
2,937 118,156
Greenbrier Cos., Inc. (The)
2,377 103,590
Hillenbrand, Inc.
1,576 69,470
Hyster-Yale Materials Handling,
Inc. 482 35,176
Lydall, Inc. *
1,768 106,999
Meritor, Inc. *
17,445 408,562
Miller Industries, Inc.
5,512 217,393
Mueller Industries, Inc.
18,631 806,909
Navistar International Corp. *
2,889 128,561
Rexnord Corp.
5,807 290,582
Shyft Group, Inc. (The)
5,859 219,185
Wabash National Corp.
4,895 78,320
Welbilt, Inc. *
6,286 145,521
3,435,888
Marine - 0.1%
Matson, Inc. 2,215 141,760
Media - 0.7%
AMC Networks, Inc., Class A *
6,226 415,897
EW Scripps Co. (The), Class A
6,502 132,576
Fluent, Inc. *
13,766 40,334
Gray Television, Inc.
2,689 62,923
Meredith Corp. *
1,251 54,343
TechTarget, Inc. *
941 72,918

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Media - 0.7% (continued)
TEGNA, Inc.
13,389 251,178
1,030,169
Metals & Mining - 1.4%
Alcoa Corp. *
2,556 94,163
Arconic Corp. *
10,490 373,654
Commercial Metals Co.
21,209 651,541
Ryerson Holding Corp. *
7,379 107,733
Schnitzer Steel Industries, Inc.,
Class A 1,047 51,355
SunCoke Energy, Inc.
15,698 112,084
TimkenSteel Corp. *
21,976 310,960
Warrior Met Coal, Inc.
2,227 38,304
Worthington Industries, Inc.
2,738 167,511
1,907,305
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 10,665 170,107
Blackstone Mortgage Trust, Inc.,
Class A 9,163 292,208
Chimera Investment Corp.
12,242 184,364
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 258,515
PennyMac Mortgage Investment
Trust 6,655 140,154
1,045,348
Multiline Retail - 0.4%
Big Lots, Inc.
2,559 168,919
Macy's, Inc. *
20,082 380,755
549,674
Multi-Utilities - 0.4%
Avista Corp.
3,368 143,713
Black Hills Corp.
3,256 213,691
NorthWestern Corp.
2,627 158,198
515,602
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. *
24,367 366,236
Bonanza Creek Energy, Inc.
8,579 403,814
CNX Resources Corp. *
11,649 159,125
Diamond S Shipping, Inc. *
7,303 72,738
Ovintiv, Inc.
15,357 483,285
Renewable Energy Group, Inc. *
3,028 188,765
Southwestern Energy Co. *
13,542 76,783
W&T Offshore, Inc. *
25,695 124,621
1,875,367
Paper & Forest Products - 0.5%
Clearwater Paper Corp. *
4,490 130,075
Louisiana-Pacific Corp.
7,162 431,797
Verso Corp., Class A
11,083 196,169
758,041
INVESTMENTS SHARES VALUE ($)
Personal Products - 0.9%
Edgewell Personal Care Co.
7,187 315,509
Medifast, Inc.
2,243 634,724
USANA Health Sciences, Inc. *
3,138 321,426
1,271,659
Pharmaceuticals - 0.6%
Collegium Pharmaceutical, Inc. *
4,027 95,198
Corcept Therapeutics, Inc. *
15,134 332,948
Evofem Biosciences, Inc. *(b)
31,743 35,870
Phibro Animal Health Corp., Class
A 5,358 154,739
Prestige Consumer Healthcare,
Inc. * 2,551 132,907
Supernus Pharmaceuticals, Inc. *
1,804 55,545
807,207
Professional Services - 2.1%
ASGN, Inc. *
458 44,394
Barrett Business Services, Inc.
1,855 134,691
Insperity, Inc.
1,137 102,751
KBR, Inc.
8,809 336,063
Kelly Services, Inc., Class A *
32,415 776,988
Kforce, Inc.
21,500 1,352,995
Resources Connection, Inc.
3,815 54,783
TrueBlue, Inc. *
3,297 92,679
2,895,344
Real Estate Management & Development - 0.7%
Cushman & Wakefield plc *
2,556 44,653
eXp World Holdings, Inc. *
8,882 344,355
Forestar Group, Inc. *
5,300 110,823
Newmark Group, Inc., Class A
5,015 60,230
Realogy Holdings Corp. *
10,232 186,427
Redfin Corp. *
4,718 299,169
1,045,657
Road & Rail - 0.9%
ArcBest Corp.
11,325 659,002
Avis Budget Group, Inc. *
1,453 113,174
Covenant Logistics Group, Inc. *
2,964 61,295
US Xpress Enterprises, Inc., Class
A * 13,821 118,861
Werner Enterprises, Inc.
8,367 372,499
1,324,831
Semiconductors & Semiconductor Equipment - 4.8%
Amkor Technology, Inc.
44,754 1,059,327
Axcelis Technologies, Inc. *
2,277 92,036
Brooks Automation, Inc.
4,369 416,278
CMC Materials, Inc.
1,356 204,404
Diodes, Inc. *
6,970 555,997
FormFactor, Inc. *
16,501 601,627
Ichor Holdings Ltd. *
5,628 302,786
Lattice Semiconductor Corp. *
9,396 527,867
NeoPhotonics Corp. *
8,033 82,017

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.8% (continued)
Onto Innovation, Inc. *
3,224 235,481
Photronics, Inc. *
28,791 380,329
Power Integrations, Inc.
7,411 608,147
SMART Global Holdings, Inc. *
3,901 186,000
Synaptics, Inc. *
5,098 793,147
Ultra Clean Holdings, Inc. *
12,142 652,268
6,697,711
Software - 3.4%
ACI Worldwide, Inc. *
1,139 42,302
Alarm.com Holdings, Inc. *
491 41,588
American Software, Inc., Class A
5,824 127,895
Appfolio, Inc., Class A *
1,355 191,326
Avaya Holdings Corp. *
6,399 172,133
Blackline, Inc. *
2,407 267,827
Box, Inc., Class A *
2,029 51,841
Cerence, Inc. *(b)
2,747 293,132
ChannelAdvisor Corp. *
13,348 327,160
Cloudera, Inc. *
10,812 171,478
Digital Turbine, Inc. *
5,789 440,138
Domo, Inc., Class B *
626 50,600
Ebix, Inc.
4,038 136,888
J2 Global, Inc. *
5,737 789,124
Mitek Systems, Inc. *
6,033 116,196
Progress Software Corp.
5,680 262,700
Q2 Holdings, Inc. *
639 65,549
Qualys, Inc. *
786 79,142
SecureWorks Corp., Class A *
19,980 370,229
Smith Micro Software, Inc. *
20,624 107,657
SPS Commerce, Inc. *
5,029 502,146
Xperi Holding Corp.
8,905 198,047
4,805,098
Specialty Retail - 4.7%
Abercrombie & Fitch Co., Class A *
6,331 293,948
Asbury Automotive Group, Inc. *
2,821 483,435
Bed Bath & Beyond, Inc. *
9,702 322,980
Camping World Holdings, Inc.,
Class A 4,316 176,913
Citi Trends, Inc. *
2,530 220,110
Conn's, Inc. *
4,067 103,708
GameStop Corp., Class A *(b)
1,711 366,393
Genesco, Inc. *
3,420 217,786
Group 1 Automotive, Inc.
2,783 429,779
Haverty Furniture Cos., Inc.
2,503 107,028
Hibbett, Inc. *
6,252 560,367
Lithia Motors, Inc., Class A
1,500 515,460
Lumber Liquidators Holdings, Inc. *
1,786 37,685
MarineMax, Inc. *
8,049 392,308
Murphy USA, Inc.
1,573 209,791
ODP Corp. (The) *
9,864 473,571
RH *
250 169,750
Sally Beauty Holdings, Inc. *
11,415 251,929
Shoe Carnival, Inc.
660 47,249
Signet Jewelers Ltd. *
5,769 466,077
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.7% (continued)
Sleep Number Corp. *
2,327 255,854
Sonic Automotive, Inc., Class A
4,258 190,503
Sportsman's Warehouse Holdings,
Inc. * 3,441 61,147
Urban Outfitters, Inc. *
3,368 138,829
Zumiez, Inc. *
1,278 62,609
6,555,209
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. *
6,235 244,100
Diebold Nixdorf, Inc. *
10,467 134,396
Super Micro Computer, Inc. *
9,404 330,833
Turtle Beach Corp. *
4,206 134,256
843,585
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. *
2,048 238,633
Deckers Outdoor Corp. *
1,583 607,983
Fossil Group, Inc. *
5,732 81,853
G-III Apparel Group Ltd. *
12,955 425,701
Kontoor Brands, Inc.
7,405 417,716
Lakeland Industries, Inc. *
8,495 189,694
Superior Group of Cos., Inc.
8,865 211,962
2,173,542
Thrifts & Mortgage Finance - 2.5%
Axos Financial, Inc. *
1,029 47,735
Flagstar Bancorp, Inc.
12,558 530,827
HomeStreet, Inc.
5,139 209,363
Merchants Bancorp
1,093 42,890
Mr Cooper Group, Inc. *
25,081 829,178
PennyMac Financial Services, Inc.
8,653 534,063
Premier Financial Corp.
1,864 52,956
Radian Group, Inc.
17,777 395,538
Walker & Dunlop, Inc.
6,798 709,575
Waterstone Financial, Inc.
9,464 186,062
3,538,187
Tobacco - 0.1%
Turning Point Brands, Inc.
583 26,684
Vector Group Ltd.
6,859 96,986
123,670
Trading Companies & Distributors - 3.1%
Boise Cascade Co.
17,992 1,049,833
CAI International, Inc.
2,263 126,728
GMS, Inc. *
7,975 383,917
Rush Enterprises, Inc., Class A
16,336 706,369
SiteOne Landscape Supply, Inc. *
665 112,558
Textainer Group Holdings Ltd.
(China) * 7,363 248,649
Titan Machinery, Inc. *
6,698 207,236
Triton International Ltd.
3,107 162,620
Veritiv Corp. *
18,627 1,144,070

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.1% (continued)
WESCO International, Inc. *
2,209 227,129
4,369,109
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 3,062 148,538
TOTAL COMMON STOCKS
(Cost $78,062,598) 135,492,629
PREFERRED STOCKS - 0.1%
Media - 0.0% (e)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (f)
2,832 79,863
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (f)(g)
2,999 92,639
TOTAL PREFERRED STOCKS
(Cost $105,425) 172,502
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3.0%
Limited Purpose Cash Investment
Fund, 0.01% (h)
(Cost $4,094,685) 4,096,037 4,094,398
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 1.3%
Investment Companies - 1.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (h)(i) 310,241 310,241
Limited Purpose Cash Investment
Fund 0.01% (h)(i) 1,505,600 1,504,997
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,815,841) 1,815,238
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.5%
(Cost $84,078,549) 141,574,767
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.5)% (j) (2,086,118)
NET ASSETS - 100.0% 139,488,649
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,570,869 1.1%
Consumer Discretionary 26,807,599 19.2
Consumer Staples 6,194,612 4.4
Energy 3,016,542 2.2
Financials 19,337,432 13.9
Health Care 22,507,518 16.1
Industrials 25,727,034 18.5
Information Technology 21,106,003 15.1
Materials 4,153,176 3.0
Real Estate 4,186,268 2.9
Utilities 1,058,078 0.8
Short-Term Investments 4,094,398 3.0
Securities Lending Collateral 1,815,238 1.3
Total Investments In Securities
At Value 141,574,767 101.5
Liabilities in Excess of Other
Assets (j ) (2,086,118) (1.5)
Net Assets
$ 139,488,649 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $527,626 or 0.38% of net assets.
(b) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $1,992,098.
(c) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2021 amounted to $106,543, which represents approximately 0.08% of net assets of the fund.
(d) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $188,428, which represents approximately
0.14% of net assets of the fund.
(e) Represents less than 0.05% of net assets.
(f) Perpetual security. The rate reflected was the rate in effect on June 30, 2021. The maturity date reflects the next call date.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(h) Represents 7-day effective yield as of June 30, 2021.

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(i) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $228,032 was received.
(j) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 30 9/2021 USD $ 3,461,700 $ (25,694)
$ (25,694)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Australia - 6.6%
AGL Energy Ltd. 356,121 2,187,945
Aristocrat Leisure Ltd. 8,511 274,757
Aurizon Holdings Ltd. 880,743 2,453,176
BHP Group Ltd. 75,493 2,746,459
BHP Group plc 75,993 2,248,707
BlueScope Steel Ltd. 269,694 4,431,541
Crown Resorts Ltd. * 24,729 220,730
CSL Ltd. 4,834 1,033,840
Dexus , REIT 138,456 1,103,732
Fortescue Metals Group Ltd. 361,528 6,315,507
Goodman Group, REIT 72,718 1,150,812
GPT Group (The), REIT 232,279 849,709
REA Group Ltd. 7,898 1,000,751
Rio Tinto Ltd. 8,995 852,776
Rio Tinto plc 44,322 3,660,444
Scentre Group, REIT 354,218 724,844
South32 Ltd. 839,139 1,840,220
Tabcorp Holdings Ltd. 261,527 1,014,711
Wesfarmers Ltd. 16,013 709,905
34,820,566
—
Belgium - 0.5%
Ageas SA/NV 22,700 1,261,465
Etablissements Franz Colruyt NV 2,467 137,955
Groupe Bruxelles Lambert SA 1,467 164,262
Proximus SADP 47,632 920,680
2,484,362
—
Canada - 10.1%
Alimentation Couche-Tard, Inc.,
Class B (1) 20,721 761,408
Bank of Montreal (1) 12,049 1,235,032
Bank of Nova Scotia (The) (1) 8,454 549,824
Barrick Gold Corp. (1) 61,185 1,265,556
Canadian Apartment Properties,
REIT (1) 3,482 163,257
Canadian Imperial Bank of
Commerce (1) 17,788 2,024,899
Canadian Natural Resources Ltd.
(1) 6,401 232,369
Canadian Pacific Railway Ltd. (1) 48,960 3,764,817
Canadian Tire Corp. Ltd., Class A
(1) 37,618 5,952,844
CCL Industries, Inc., Class B (1) 4,615 254,168
CGI, Inc. (1)* 38,306 3,473,065
CI Financial Corp. (1) 80,984 1,486,275
Constellation Software, Inc. (1) 1,663 2,518,662
Empire Co. Ltd., Class A (1) 35,446 1,118,053
George Weston Ltd. (1) 3,322 316,630
Gildan Activewear , Inc. (1) 4,525 166,968
Great-West Lifeco , Inc. (1) 6,006 178,397
iA Financial Corp., Inc. (1) 19,071 1,038,320
IGM Financial, Inc. (1) 35,367 1,248,516
Kinross Gold Corp. (1) 711,356 4,510,533
Kirkland Lake Gold Ltd. (1) 7,689 296,308
Loblaw Cos. Ltd. (1) 10,934 672,923
Magna International, Inc. (1) 43,957 4,069,817
National Bank of Canada (1) 18,499 1,384,440
INVESTMENTS SHARES VALUE ($)
Canada - 10.1% (continued)
Onex Corp. (1) 8,654 628,385
Open Text Corp. (1) 69,799 3,544,568
Power Corp. of Canada (1) 5,259 166,221
Quebecor, Inc., Class B (1) 48,761 1,300,451
Royal Bank of Canada (1) 23,203 2,350,811
Shopify, Inc., Class A (1)* 234 342,217
TC Energy Corp. (1) 8,107 401,164
Teck Resources Ltd., Class B (1) 95,122 2,190,814
Thomson Reuters Corp. (1) 2,238 222,302
Toromont Industries Ltd. (1) 1,760 153,340
Toronto-Dominion Bank (The) (1) 12,139 850,690
West Fraser Timber Co. Ltd. (1) 27,769 1,993,517
Yamana Gold, Inc. (1) 84,411 355,458
53,183,019
—
Chile - 0.0% (a)
Lundin Mining Corp. (1) 26,923 242,820
China - 0.1%
BOC Hong Kong Holdings Ltd. 145,500 493,145
Denmark - 3.1%
Coloplast A/S, Class B 5,961 978,696
Demant A/S * 11,003 620,068
DSV Panalpina A/S 5,938 1,386,155
Genmab A/S * 2,453 1,005,099
GN Store Nord A/S 14,694 1,284,990
Novo Nordisk A/S, Class B 56,397 4,720,917
Pandora A/S 45,389 6,123,611
16,119,536
—
Finland - 1.9%
Kesko OYJ, Class B 50,333 1,858,617
Kone OYJ, Class B 38,114 3,110,645
Neste OYJ 32,823 2,013,430
Nokia OYJ * 124,892 669,141
Nordea Bank Abp 22,683 252,596
Orion OYJ, Class B 47,181 2,028,521
9,932,950
—
France - 7.8%
Arkema SA 11,265 1,415,832
Atos SE 7,313 445,307
AXA SA 13,613 345,666
BNP Paribas SA 73,126 4,589,362
Bollore SA 58,919 316,063
Carrefour SA 325,718 6,409,939
Cie de Saint-Gobain 71,539 4,721,276
Cie Generale des Etablissements
Michelin SCA 2,784 444,314
CNP Assurances 105,304 1,794,741
Credit Agricole SA 136,045 1,907,295
Electricite de France SA 175,954 2,404,603
Engie SA 12,876 176,563
Ipsen SA 19,649 2,044,619
La Francaise des Jeux SAEM (b) 3,177 186,864
L'Oreal SA 7,631 3,407,958
LVMH Moet Hennessy Louis
Vuitton SE 468 368,155
Orange SA 95,654 1,091,679
Publicis Groupe SA 45,751 2,927,836

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 7.8% (continued)
Sanofi 49,521 5,202,804
Unibail - Rodamco -Westfield, REIT * 4,856 420,996
Vivendi SE 12,414 417,100
41,038,972
—
Germany - 8.4%
Allianz SE (Registered) 4,879 1,217,588
Bayer AG (Registered) 17,231 1,047,563
Bayerische Motoren Werke AG 28,120 2,981,157
Brenntag SE 41,214 3,835,887
Carl Zeiss Meditec AG 832 160,830
Covestro AG (b) 12,574 813,016
Daimler AG (Registered) 43,788 3,912,836
Deutsche Bank AG (Registered) * 12,600 164,275
Deutsche Boerse AG 5,597 976,935
Deutsche Post AG (Registered) 27,693 1,886,024
Deutsche Wohnen SE 9,341 571,558
Evonik Industries AG 5,927 198,990
Fresenius SE & Co. KGaA 12,270 640,370
GEA Group AG 15,684 635,518
HelloFresh SE * 51,285 4,985,371
Henkel AG & Co. KGaA
(Preference) 15,652 1,653,071
HOCHTIEF AG (c) 14,684 1,129,363
Infineon Technologies AG 99,417 3,998,875
KION Group AG 4,200 448,394
RWE AG 6,369 230,922
SAP SE 6,543 919,028
Siemens AG (Registered) 7,509 1,192,270
Siemens Energy AG * 3,772 113,624
Volkswagen AG (Preference) 13,119 3,289,346
Vonovia SE 13,726 887,050
Zalando SE *(b) 49,711 6,012,045
43,901,906
—
Hong Kong - 2.3%
CK Asset Holdings Ltd. 48,439 333,406
CLP Holdings Ltd. 15,500 153,184
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,922,812
Link, REIT 39,000 377,338
Sun Hung Kai Properties Ltd. 38,500 572,185
Swire Pacific Ltd., Class A 147,500 999,401
WH Group Ltd. (b) 5,356,000 4,807,560
Xinyi Glass Holdings Ltd. 696,000 2,835,818
12,001,704
—
Italy - 1.4%
Assicurazioni Generali SpA 87,069 1,748,059
Atlantia SpA * 15,856 287,913
DiaSorin SpA 1,590 300,853
Enel SpA 117,323 1,090,268
Prysmian SpA 71,480 2,565,136
Telecom Italia SpA 2,566,274 1,276,896
7,269,125
—
Japan - 19.4%
Acom Co. Ltd. 26,500 115,629
Aisin Corp. 8,100 347,308
Bandai Namco Holdings, Inc. 5,500 380,652
INVESTMENTS SHARES VALUE ($)
Japan - 19.4% (continued)
Brother Industries Ltd. 9,300 185,753
Chubu Electric Power Co., Inc. 133,900 1,638,219
Dai-ichi Life Holdings, Inc. 12,500 229,990
Daiwa House Industry Co. Ltd. 19,500 586,336
ENEOS Holdings, Inc. 1,359,300 5,696,558
Fujitsu Ltd. 35,900 6,716,851
Hitachi Ltd. 21,500 1,232,104
Honda Motor Co. Ltd. 91,100 2,930,071
Idemitsu Kosan Co. Ltd. 53,800 1,299,846
Iida Group Holdings Co. Ltd. 26,400 679,061
ITOCHU Corp. 151,300 4,365,717
Japan Post Holdings Co. Ltd. * 222,700 1,829,198
Japan Post Insurance Co. Ltd. 242,000 4,477,746
Japan Tobacco, Inc. 35,000 661,441
Kajima Corp. 33,400 423,840
KDDI Corp. 74,900 2,333,561
Kyocera Corp. 2,500 154,451
M3, Inc. 12,400 903,444
Mazda Motor Corp. * 18,100 170,765
Mitsubishi Electric Corp. 42,000 609,724
Mitsubishi Estate Co. Ltd. 26,800 433,184
Mitsubishi Gas Chemical Co., Inc. 23,600 500,081
Mitsubishi UFJ Financial Group,
Inc. 591,300 3,184,894
Mitsui Fudosan Co. Ltd. 20,800 480,972
Mizuho Financial Group, Inc. 301,220 4,317,237
MS&AD Insurance Group Holdings,
Inc. 223,500 6,461,878
Nexon Co. Ltd. 19,800 440,639
NGK Spark Plug Co. Ltd. 126,200 1,876,162
NH Foods Ltd. 25,800 1,002,907
Nippon Express Co. Ltd. 33,700 2,569,782
Nippon Telegraph & Telephone
Corp. 244,100 6,382,041
Nitto Denko Corp. 7,200 536,187
Nomura Holdings, Inc. 1,024,400 5,213,669
Nomura Real Estate Holdings, Inc. 10,700 271,018
Nomura Real Estate Master Fund,
Inc., REIT 128 204,856
ORIX Corp. 15,900 268,736
Osaka Gas Co. Ltd. 8,200 153,003
Resona Holdings, Inc. 757,000 2,918,729
Rohm Co. Ltd. 2,300 211,664
Seven & i Holdings Co. Ltd. 6,000 287,405
Shimano, Inc. 2,000 475,848
Sompo Holdings, Inc. 122,800 4,548,296
Subaru Corp. 99,500 1,972,040
SUMCO Corp. 51,600 1,263,997
Sumitomo Mitsui Financial Group,
Inc. 101,300 3,492,011
Sumitomo Mitsui Trust Holdings,
Inc. 70,000 2,233,015
T&D Holdings, Inc. 186,800 2,424,083
TDK Corp. 1,500 181,582
Tokyo Electric Power Co. Holdings,
Inc. * 1,391,700 4,144,171
Tokyo Electron Ltd. 6,700 2,896,975
Tosoh Corp. 157,500 2,715,744

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 19.4% (continued)
Yamaha Corp. 3,700 200,864
102,231,935
—
Luxembourg - 0.1%
ArcelorMittal SA 16,592 510,819
SES SA, Class A, FDR 7,974 60,980
571,799
—
Netherlands - 5.1%
ASM International NV 2,819 929,783
ASML Holding NV 14,701 10,148,382
ING Groep NV 109,319 1,451,139
Koninklijke Ahold Delhaize NV 153,526 4,571,937
Koninklijke Philips NV 14,544 721,880
NN Group NV 17,590 830,940
Randstad NV 34,392 2,636,500
Royal Dutch Shell plc, Class B 106,513 2,067,715
Wolters Kluwer NV 35,973 3,615,785
26,974,061
—
Russia - 0.4%
Coca-Cola HBC AG 6,248 226,157
Evraz plc 254,363 2,086,851
2,313,008
—
Saudi Arabia - 0.2%
Delivery Hero SE *(b) 9,914 1,309,899
Singapore - 1.0%
CapitaLand Integrated Commercial
Trust, REIT 156,096 243,029
Genting Singapore Ltd. 1,563,300 973,734
Venture Corp. Ltd. 280,100 4,007,097
5,223,860
—
South Africa - 0.3%
Anglo American plc 33,855 1,347,232
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria
SA 70,234 435,661
Banco Santander SA 129,809 496,526
CaixaBank SA 360,116 1,108,692
Enagas SA 34,031 786,556
Endesa SA 33,638 816,589
Grifols SA 7,841 212,623
Iberdrola SA 102,669 1,252,013
Red Electrica Corp. SA 14,437 268,040
Repsol SA 330,788 4,155,557
Telefonica SA 378,852 1,768,283
11,300,540
—
Sweden - 4.2%
Alfa Laval AB 35,821 1,266,102
Assa Abloy AB, Class B 23,645 712,848
Atlas Copco AB, Class A 16,457 1,010,598
Atlas Copco AB, Class B 10,707 563,900
Boliden AB * 17,808 685,243
Electrolux AB, Series B 224,364 6,217,562
Epiroc AB, Class A 69,802 1,588,949
Essity AB, Class B 49,508 1,642,189
INVESTMENTS SHARES VALUE ($)
Sweden - 4.2% (continued)
H & M Hennes & Mauritz AB, Class
B * 29,553 701,867
Hexagon AB, Class B (1) 13,741 203,592
Husqvarna AB, Class B 57,187 760,029
ICA Gruppen AB 41,371 1,925,435
Investor AB, Class B 44,280 1,020,672
Skandinaviska Enskilda Banken
AB, Class A 11,844 153,097
Skanska AB, Class B 23,967 636,303
SKF AB, Class B 38,107 971,278
Swedbank AB, Class A 31,968 595,146
Swedish Match AB 12,100 103,190
Telefonaktiebolaget LM Ericsson,
Class B 67,988 854,875
Volvo AB, Class B 7,754 186,867
21,799,742
—
Switzerland - 8.3%
Adecco Group AG (Registered) 7,064 480,647
Geberit AG (Registered) 1,854 1,392,672
Holcim Ltd. * 14,221 854,797
Logitech International SA
(Registered) 11,651 1,414,925
Lonza Group AG (Registered) 2,133 1,512,205
Nestle SA (Registered) 38,093 4,748,181
Novartis AG (Registered) 61,771 5,635,157
Roche Holding AG 27,669 10,426,735
SGS SA (Registered) 269 830,528
Sonova Holding AG (Registered) 16,104 6,065,649
STMicroelectronics NV 88,504 3,218,589
Swatch Group AG (The) 12,913 4,434,517
UBS Group AG (Registered) 164,750 2,523,513
43,538,115
—
United Kingdom - 9.8%
3i Group plc 30,804 499,914
Admiral Group plc 20,891 909,013
Auto Trader Group plc *(b) 43,172 378,101
Aviva plc 1,193,744 6,701,626
BAE Systems plc 28,548 206,288
Barclays plc 1,804,940 4,283,263
Barratt Developments plc 112,104 1,079,414
Berkeley Group Holdings plc 4,589 291,790
British American Tobacco plc 64,615 2,508,715
BT Group plc * 2,560,759 6,881,655
CK Hutchison Holdings Ltd. 272,500 2,121,361
Direct Line Insurance Group plc 37,199 146,721
Entain plc * 254,648 6,153,221
Halma plc 4,177 155,615
HSBC Holdings plc 24,972 144,126
Imperial Brands plc 24,800 534,756
JD Sports Fashion plc 27,106 344,941
Kingfisher plc 1,122,907 5,667,419
London Stock Exchange Group plc 9,002 994,815
M&G plc 196,381 622,116
Next plc * 22,533 2,452,352
Ocado Group plc * 33,687 933,396
Persimmon plc 61,693 2,527,169
Sage Group plc (The) 26,881 254,623
Smith & Nephew plc 7,933 172,045

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.8% (continued)
Standard Chartered plc 22,336 142,544
Taylor Wimpey plc 156,722 344,904
Vodafone Group plc 2,539,261 4,255,878
51,707,781
—
United States - 1.7%
Schneider Electric SE 16,746 2,639,915
Stellantis NV 311,302 6,124,366
8,764,281
—
Zambia - 0.2%
First Quantum Minerals Ltd. (1) 52,331 1,206,112
TOTAL COMMON STOCKS
(Cost $359,863,948) 499,776,470
SHORT-TERM INVESTMENTS - 4.0%
INVESTMENT COMPANIES - 4.0%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $20,927,672) 20,936,047 20,927,672
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 139,968 139,968
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(e) 679,263 678,991
TOTAL SECURITIES LENDING COLLATERAL
(Cost $819,231) 818,959
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $381,610,851) 521,523,101
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% (f) 3,696,942
NET ASSETS - 100.0% 525,220,043
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,752,590 6.0%
Consumer Discretionary 90,062,781 17.1
Consumer Staples 39,356,427 7.5
Energy 15,866,639 3.0
Financials 94,754,648 18.0
Health Care 46,718,908 8.9
Industrials 60,803,365 11.6
Information Technology 48,709,619 9.3
Materials 46,075,731 8.8
Real Estate 10,373,684 2.0
Utilities 15,302,078 2.9
Short-Term Investments 20,927,672 4.0
Securities Lending Collateral 818,959 0.2
Total Investments In Securities
At Value 521,523,101 99.3
Other Assets in Excess of
Liabilities (f ) 3,696,942 0.7
Net Assets
$ 525,220,043 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $13,507,485, which represents approximately 2.57% of net assets of the fund.
(c) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $778,720.
(d) Represents 7-day effective yield as of June 30, 2021.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 175 9/2021 USD $ 20,160,875 $ (534,595)
$ (534,595)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.1%
Brazil - 4.0%
Banco Bradesco SA (Preference)
(1)* 133,320 689,679
Banco do Brasil SA (1) 40,000 258,394
Cia Energetica de Minas Gerais
(Preference) (1) 1,027,959 2,506,965
Cia Paranaense de Energia , ADR
(1) 50,139 289,302
Cia Siderurgica Nacional SA (1) 453,400 4,010,026
Notre Dame Intermedica
Participacoes SA (1) 44,700 763,274
Petrobras Distribuidora SA (1) 1,360,000 7,295,187
TIM SA, ADR (1)* 217,209 2,502,248
Ultrapar Participacoes SA (1) 227,700 841,892
Vale SA, Class B, ADR (1) 347,658 7,930,078
27,087,045
—
Chile - 0.3%
Cencosud SA (1) 573,172 1,140,350
Colbun SA (1) 1,398,285 195,370
Enel Americas SA, ADR (1) 31,192 225,206
Enel Chile SA, ADR (1) 90,710 267,595
1,828,521
—
China - 35.4%
Agricultural Bank of China Ltd.,
Class A 614,500 287,832
Agricultural Bank of China Ltd.,
Class H 1,388,000 481,643
Alibaba Group Holding Ltd., ADR
(1)* 145,713 33,044,793
A-Living Smart City Services Co.
Ltd., Class H (a) 402,250 1,996,583
Anhui Conch Cement Co. Ltd.,
Class A 48,323 306,563
Anhui Conch Cement Co. Ltd.,
Class H 260,500 1,380,826
Autohome , Inc., ADR (1) 6,176 395,017
Baidu, Inc., ADR (1)* 22,331 4,553,291
Bank of Beijing Co. Ltd., Class A 371,578 279,763
Bank of China Ltd., Class A 609,800 290,355
Bank of China Ltd., Class H 3,662,000 1,314,887
Bank of Communications Co. Ltd.,
Class A 389,700 295,187
Bank of Communications Co. Ltd.,
Class H 490,000 329,147
Bank of Ningbo Co. Ltd., Class A 54,000 325,190
Bank of Shanghai Co. Ltd., Class A 227,711 288,625
Baoshan Iron & Steel Co. Ltd.,
Class A 326,022 384,942
BeiGene Ltd., ADR (1)* 3,623 1,243,377
Bilibili , Inc., ADR (1)* 9,329 1,136,645
BOE Technology Group Co. Ltd.,
Class A 1,508,900 1,455,193
Bosideng International Holdings
Ltd. 5,000,000 3,572,693
BYD Co. Ltd., Class A 40,800 1,577,267
BYD Electronic International Co.
Ltd. (b) 823,000 5,409,667
INVESTMENTS SHARES VALUE ($)
China - 35.4% (continued)
China CITIC Bank Corp. Ltd., Class
H 636,000 301,120
China Construction Bank Corp.,
Class H 7,365,000 5,779,342
China Everbright Bank Co. Ltd.,
Class A 538,100 314,438
China Everbright Bank Co. Ltd.,
Class H * 484,000 197,592
China Everbright Environment
Group Ltd. 1,446,000 819,435
China Evergrande Group 497,000 646,388
China Hongqiao Group Ltd. 3,630,000 4,915,388
China Lesso Group Holdings Ltd. 100,000 246,867
China Longyuan Power Group
Corp. Ltd., Class H 399,000 686,963
China Medical System Holdings
Ltd. 1,824,000 4,794,246
China Merchants Bank Co. Ltd.,
Class A 93,558 783,351
China Merchants Port Holdings Co.
Ltd. 272,000 397,243
China Merchants Securities Co.
Ltd., Class A 240,200 705,739
China Minsheng Banking Corp.
Ltd., Class A 354,355 241,534
China National Building Material
Co. Ltd., Class H 4,488,000 5,269,970
China Pacific Insurance Group Co.
Ltd., Class A 63,000 281,834
China Petroleum & Chemical Corp.,
Class A 401,800 270,976
China Resources Land Ltd. (b) 592,000 2,390,971
China Resources Pharmaceutical
Group Ltd. (a) 1,083,000 674,448
China Resources Power Holdings
Co. Ltd. 1,800,000 2,458,957
China Shenhua Energy Co. Ltd.,
Class H 623,000 1,220,336
China Taiping Insurance Holdings
Co. Ltd. 176,600 293,577
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 1,334,108
China Vanke Co. Ltd., Class H 587,700 1,836,864
Chongqing Rural Commercial Bank
Co. Ltd., Class H 732,000 289,274
CITIC Ltd. 2,166,000 2,332,332
CITIC Securities Co. Ltd., Class A 133,100 512,803
COSCO SHIPPING Holdings Co.
Ltd., Class H * 1,543,000 3,877,366
Country Garden Holdings Co. Ltd. 3,136,000 3,510,029
Country Garden Services Holdings
Co. Ltd. 544,000 5,869,757
Daqin Railway Co. Ltd., Class A 239,500 243,631
Dongfeng Motor Group Co. Ltd.,
Class H 1,704,000 1,529,564
Far East Horizon Ltd. 1,285,000 1,344,580
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 34,658 690,161
GDS Holdings Ltd., ADR (1)* 6,699 525,805
Great Wall Motor Co. Ltd., Class H 1,323,000 4,263,411

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 35.4% (continued)
Greentown Service Group Co. Ltd.
(c) 782,000 1,214,652
Guotai Junan Securities Co. Ltd.,
Class A 94,200 249,485
Haier Smart Home Co. Ltd., Class A 225,900 905,034
Haitian International Holdings Ltd. 189,000 632,932
Haitong Securities Co. Ltd., Class A 186,300 330,966
Huatai Securities Co. Ltd., Class A 136,300 332,677
Huaxia Bank Co. Ltd., Class A * 291,300 278,800
Huazhu Group Ltd., ADR (1)* 15,565 821,988
Industrial & Commercial Bank of
China Ltd., Class A 350,800 280,437
Industrial & Commercial Bank of
China Ltd., Class H 1,131,000 662,788
Industrial Bank Co. Ltd., Class A 122,390 388,711
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 109,400 621,956
JD.com, Inc., ADR (1)* 67,519 5,388,690
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 153,418 1,610,041
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A * 28,800 921,986
Jiangxi Copper Co. Ltd., Class H 1,019,000 2,080,986
KE Holdings, Inc., ADR (1)* 12,697 605,393
Kingboard Holdings Ltd. 622,000 3,448,559
Kunlun Energy Co. Ltd. 1,640,000 1,509,766
Kweichow Moutai Co. Ltd., Class A 6,700 2,128,986
Lee & Man Paper Manufacturing
Ltd. 248,000 188,761
Lenovo Group Ltd. 462,000 530,562
Li Auto, Inc., ADR (1)* 34,548 1,207,107
Luxshare Precision Industry Co.
Ltd., Class A * 276,407 1,964,844
Luzhou Laojiao Co. Ltd., Class A 27,900 1,015,782
Meituan , Class B *(a) 217,700 8,980,378
Midea Group Co. Ltd., Class A 36,600 403,307
NARI Technology Co. Ltd., Class A 237,120 851,419
NetEase , Inc., ADR (1) 35,770 4,122,493
New China Life Insurance Co. Ltd.,
Class A 38,600 273,768
New China Life Insurance Co. Ltd.,
Class H 94,000 320,518
New Oriental Education &
Technology Group, Inc., ADR (1)* 143,640 1,176,412
NIO, Inc., ADR (1)* 94,422 5,023,250
People's Insurance Co. Group of
China Ltd. (The), Class H 3,804,000 1,268,395
PetroChina Co. Ltd., Class A 408,400 334,231
PICC Property & Casualty Co. Ltd.,
Class H 1,012,000 885,223
Pinduoduo , Inc., ADR (1)* 31,376 3,985,380
Ping An Bank Co. Ltd., Class A 160,985 562,878
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 515,370
SAIC Motor Corp. Ltd., Class A 167,800 569,564
Sany Heavy Industry Co. Ltd.,
Class A 238,100 1,068,920
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 740,000 1,726,119
INVESTMENTS SHARES VALUE ($)
China - 35.4% (continued)
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 261,100 570,221
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 217,809
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 272,452
Sinopharm Group Co. Ltd., Class H 1,018,400 3,021,327
Sinotruk Hong Kong Ltd. 1,257,500 2,694,811
Suning.com Co. Ltd., Class A (3)(d) 454,800 393,060
TAL Education Group, ADR (1)* 31,056 783,543
Tencent Holdings Ltd. 433,600 32,646,831
Tencent Music Entertainment
Group, ADR (1)* 27,888 431,706
Topsports International Holdings
Ltd. (a) 461,000 753,825
Trip.com Group Ltd., ADR (1)* 43,393 1,538,716
Vipshop Holdings Ltd., ADR (1)* 41,543 834,183
Wuliangye Yibin Co. Ltd., Class A * 30,100 1,383,755
XPeng , Inc., ADR (1)* 12,719 564,978
Yanzhou Coal Mining Co. Ltd.,
Class H 712,000 956,133
Yonghui Superstores Co. Ltd.,
Class A * 482,327 352,506
Yum China Holdings, Inc. (1) 33,622 2,227,458
Zai Lab Ltd., ADR (1)* 5,469 967,958
Zhongsheng Group Holdings Ltd. 808,000 6,721,218
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class H 381,400 399,219
ZTE Corp., Class H 111,200 347,019
ZTO Express Cayman, Inc., ADR
(1) 34,228 1,038,820
242,706,948
—
Hong Kong - 0.6%
Kingboard Laminates Holdings Ltd. 658,000 1,477,515
Nine Dragons Paper Holdings Ltd. 1,328,000 1,702,846
Vinda International Holdings Ltd. 359,000 1,105,266
4,285,627
—
Hungary - 0.1%
OTP Bank Nyrt . * 7,944 427,639
India - 8.9%
Adani Enterprises Ltd. * 68,895 1,399,971
Ambuja Cements Ltd. 66,664 305,981
Aurobindo Pharma Ltd. 305,769 3,975,113
Axis Bank Ltd., GDR *(c) 14,131 710,789
Cipla Ltd. * 171,502 2,243,850
Dabur India Ltd. 30,670 234,833
Divi's Laboratories Ltd. * 44,373 2,633,357
Dr Reddy's Laboratories Ltd., ADR
(1) 43,960 3,231,500
GAIL India Ltd. 172,365 347,623
HCL Technologies Ltd. 135,176 1,790,797
Hindalco Industries Ltd. 205,529 1,031,695
Infosys Ltd., ADR (1) 664,867 14,088,532
ITC Ltd. 137,807 376,371
Larsen & Toubro Ltd., GDR (c) 14,876 299,008
Page Industries Ltd. 1,105 439,328
Piramal Enterprises Ltd. 57,571 1,860,747
Reliance Industries Ltd., GDR (a) 32,737 1,852,914

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 8.9% (continued)
State Bank of India, GDR (c) 4,662 260,606
Tata Consultancy Services Ltd. 184,086 8,295,942
Tata Motors Ltd. * 52,084 238,885
Tata Steel Ltd. 236,561 3,722,126
Tech Mahindra Ltd. 369,274 5,448,904
UPL Ltd. 197,099 2,106,076
Vedanta Ltd. 75,258 266,737
Wipro Ltd., ADR (1) 520,378 4,064,152
61,225,837
—
Indonesia - 0.7%
Adaro Energy Tbk . PT 24,104,200 2,006,245
Bank Negara Indonesia Persero
Tbk . PT 534,700 171,081
Indofood Sukses Makmur Tbk . PT 2,233,100 951,642
United Tractors Tbk . PT 1,055,200 1,476,267
4,605,235
—
Malaysia - 1.3%
Hartalega Holdings Bhd. 656,200 1,161,766
Hong Leong Bank Bhd. 64,400 290,393
Kossan Rubber Industries 489,200 379,474
Malayan Banking Bhd. 140,500 274,468
MISC Bhd. 660,700 1,079,839
Press Metal Aluminium Holdings
Bhd. 223,000 256,760
RHB Bank Bhd. 183,500 238,772
Sime Darby Bhd. 1,579,800 829,571
Supermax Corp. Bhd. 1,796,000 1,427,629
Telekom Malaysia Bhd. 164,500 240,612
Top Glove Corp. Bhd. 2,544,000 2,555,336
8,734,620
—
Mexico - 1.3%
Grupo Bimbo SAB de CV, Series
A (1) 134,500 296,138
Grupo Mexico SAB de CV, Series
B (1) 1,178,600 5,543,570
Grupo Televisa SAB, ADR (1) 130,681 1,866,124
Industrias Penoles SAB de CV (1)* 28,900 398,923
Orbia Advance Corp. SAB de CV
(1) 224,100 586,163
8,690,918
—
Philippines - 0.2%
Ayala Land, Inc. 344,300 254,266
International Container Terminal
Services, Inc. 168,160 563,922
JG Summit Holdings, Inc. 92,055 117,202
PLDT, Inc. 9,420 249,006
Puregold Price Club, Inc. 19,400 16,095
1,200,491
—
Poland - 1.2%
Cyfrowy Polsat SA 82,336 646,816
KGHM Polska Miedz SA 16,040 789,216
PGE Polska Grupa Energetyczna
SA * 798,632 1,971,139
Polski Koncern Naftowy ORLEN SA 126,108 2,542,521
INVESTMENTS SHARES VALUE ($)
Poland - 1.2% (continued)
Polskie Gornictwo Naftowe i
Gazownictwo SA 1,163,932 2,036,628
7,986,320
—
Qatar - 0.2%
Industries Qatar QSC 29,520 107,520
Qatar Islamic Bank SAQ 27,416 130,190
Qatar National Bank QPSC 241,970 1,192,903
1,430,613
—
Russia - 2.8%
Gazprom PJSC, ADR 431,776 3,296,025
LUKOIL PJSC, ADR 29,987 2,783,166
MMC Norilsk Nickel PJSC, ADR (1) 55,553 1,884,358
MMC Norilsk Nickel PJSC, ADR 71,981 2,455,932
Novatek PJSC, GDR (c) 7,176 1,574,660
Novolipetsk Steel PJSC, GDR (c) 25,931 817,411
PhosAgro PJSC, GDR (c) 13,442 272,066
Polyus PJSC, GDR (c) 14,120 1,367,567
Rosneft Oil Co. PJSC, GDR (c) 146,347 1,135,057
Severstal PAO, GDR (c) 72,862 1,568,184
Surgutneftegas PJSC, ADR 154,146 765,683
Tatneft PJSC, ADR 28,138 1,230,129
19,150,238
—
Saudi Arabia - 3.4%
Advanced Petrochemical Co. 21,783 420,322
Al Rajhi Bank 212,576 6,295,139
Alinma Bank 263,892 1,481,161
Arab National Bank 80,290 486,124
Bank AlBilad * 74,365 728,145
Bank Al- Jazira * 226,899 1,120,313
Banque Saudi Fransi 38,073 389,805
Dr Sulaiman Al Habib Medical
Services Group Co. 10,156 442,984
Etihad Etisalat Co. 148,642 1,314,369
Jarir Marketing Co. 12,182 685,980
Mobile Telecommunications Co.
Saudi Arabia * 234,089 907,496
Riyad Bank 134,555 950,703
SABIC Agri -Nutrients Co. 7,385 235,359
Sahara International Petrochemical
Co. 38,044 311,097
Saudi Basic Industries Corp. 68,961 2,241,912
Saudi British Bank (The) * 39,236 329,814
Saudi Industrial Investment Group 57,777 539,857
Saudi Kayan Petrochemical Co. * 45,155 217,627
Saudi National Bank (The) 220,697 3,389,364
Saudi Telecom Co. 12,866 451,705
22,939,276
—
South Africa - 3.4%
Absa Group Ltd. * 51,820 492,235
Anglo American Platinum Ltd. 1,514 174,857
Aspen Pharmacare Holdings Ltd. * 49,833 565,646
Exxaro Resources Ltd. 95,347 1,124,534
Gold Fields Ltd., ADR (1) 105,150 935,835
Harmony Gold Mining Co. Ltd.,
ADR (1) 36,306 135,421
Impala Platinum Holdings Ltd. 93,636 1,540,080

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.4% (continued)
Kumba Iron Ore Ltd. 108,730 4,858,788
Mr Price Group Ltd. 135,695 2,000,456
MultiChoice Group 92,220 757,780
Sasol Ltd. * 14,128 215,228
Shoprite Holdings Ltd. 390,561 4,251,317
Sibanye Stillwater Ltd. 1,444,447 6,019,568
SPAR Group Ltd. (The) 14,189 179,737
Telkom SA SOC Ltd. 94,240 306,016
23,557,498
—
South Korea - 13.0%
CJ Corp. 10,494 996,155
CJ ENM Co. Ltd. 1,561 253,129
DB Insurance Co. Ltd. 38,104 1,855,543
Doosan Bobcat, Inc. * 27,708 1,181,985
E-MART, Inc. 28,228 4,006,987
Hana Financial Group, Inc. 135,491 5,552,612
Hankook Tire & Technology Co. Ltd. 12,107 555,521
Hanwha Corp. 52,512 1,478,542
Hyundai Glovis Co. Ltd. 28,323 5,255,080
Hyundai Marine & Fire Insurance
Co. Ltd. 44,560 1,009,195
Industrial Bank of Korea 213,447 1,992,404
KB Financial Group, Inc. 82,802 4,109,467
Kia Corp. 64,971 5,177,726
Korea Investment Holdings Co. Ltd. 26,465 2,421,208
Korea Zinc Co. Ltd. 2,885 1,106,325
KT&G Corp. 5,853 438,637
Kumho Petrochemical Co. Ltd. 12,340 2,404,299
LG Electronics, Inc. 51,275 7,423,821
LG Innotek Co. Ltd. 8,895 1,759,138
LG Uplus Corp. 12,221 166,621
Lotte Chemical Corp. 774 180,376
Meritz Securities Co. Ltd. 136,380 573,663
NCSoft Corp. 531 386,368
NH Investment & Securities Co.
Ltd. 37,100 424,934
POSCO 30,232 9,343,190
S-1 Corp. 3,671 266,976
Samsung Electronics Co. Ltd. 302,402 21,647,796
Samsung Fire & Marine Insurance
Co. Ltd. 2,380 466,150
Samsung Life Insurance Co. Ltd. 35,137 2,493,205
Shinhan Financial Group Co. Ltd. 87,177 3,147,481
Woori Financial Group, Inc. 67,005 682,168
88,756,702
—
Taiwan - 13.1%
Accton Technology Corp. 109,000 1,290,732
Acer, Inc. 305,000 320,548
ASE Technology Holding Co. Ltd. 742,000 2,977,081
Asia Cement Corp. 127,000 231,081
Asustek Computer, Inc. * 99,000 1,320,068
AU Optronics Corp. 3,227,000 2,609,542
Catcher Technology Co. Ltd. 193,000 1,260,600
Cathay Financial Holding Co. Ltd. 797,000 1,540,954
China Life Insurance Co. Ltd. 633,934 599,269
China Steel Corp. 302,000 428,887
Compal Electronics, Inc. 491,000 393,817
CTBC Financial Holding Co. Ltd. 938,480 764,236
INVESTMENTS SHARES VALUE ($)
Taiwan - 13.1% (continued)
E.Sun Financial Holding Co. Ltd. 830,003 783,461
First Financial Holding Co. Ltd. 1,259,786 1,026,058
Foxconn Technology Co. Ltd. 92,000 216,688
Fubon Financial Holding Co. Ltd. 498,000 1,320,234
Hon Hai Precision Industry Co. Ltd. 597,000 2,396,959
Innolux Corp. * 6,307,000 4,691,822
Lite-On Technology Corp. 110,000 227,246
MediaTek , Inc. 7,000 241,404
Mega Financial Holding Co. Ltd. 722,000 851,206
Nanya Technology Corp. 692,000 1,977,616
Novatek Microelectronics Corp. 74,000 1,322,607
Pegatron Corp. 91,000 224,674
Phison Electronics Corp. 18,000 309,581
Pou Chen Corp. 522,000 735,892
Powertech Technology, Inc. 289,000 1,114,340
Realtek Semiconductor Corp. * 63,000 1,141,237
Shin Kong Financial Holding Co.
Ltd. 932,549 318,775
Taishin Financial Holding Co. Ltd. 1,199,151 656,198
Taiwan Business Bank 2,691,829 913,077
Taiwan Cement Corp. 196,845 360,292
Taiwan Cooperative Financial
Holding Co. Ltd. 306,067 233,433
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 385,083 46,271,574
Uni -President Enterprises Corp. 609,000 1,599,201
United Microelectronics Corp. 2,998,000 5,685,116
Yuanta Financial Holding Co. Ltd. * 376,280 362,320
Zhen Ding Technology Holding Ltd. 447,000 1,684,443
90,402,269
—
Thailand - 2.2%
Advanced Info Service PCL, NVDR 37,300 199,127
Bumrungrad Hospital PCL, NVDR 46,900 188,271
Charoen Pokphand Foods PCL,
NVDR 1,884,100 1,559,150
Indorama Ventures PCL, NVDR 722,100 919,799
Kasikornbank PCL, NVDR 677,200 2,499,482
Krung Thai Bank PCL, NVDR 544,700 182,155
PTT Exploration & Production PCL,
NVDR 186,200 681,325
PTT Global Chemical PCL, NVDR 1,057,800 1,950,638
Siam Cement PCL (The), NVDR 145,800 1,966,731
Siam Commercial Bank PCL (The),
NVDR 877,100 2,686,620
Thai Union Group PCL, NVDR 3,292,596 2,034,960
14,868,258
—
Turkey - 0.1%
Ford Otomotiv Sanayi A/S 21,186 413,316
Turkiye Is Bankasi A/S, Class C 864,291 506,558
919,874
—
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 96,468 180,427
Emirates NBD Bank PJSC 54,523 196,679
Emirates Telecommunications
Group Co. PJSC 57,006 341,432

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Arab Emirates - 0.3% (continued)
First Abu Dhabi Bank PJSC 324,593 1,475,764
2,194,302
—
United States - 0.6%
JBS SA (1) 708,200 4,143,436
TOTAL COMMON STOCKS
(Cost $404,069,534) 637,141,667
SHORT-TERM INVESTMENTS - 5.7%
INVESTMENT COMPANIES - 5.7%
Limited Purpose Cash Investment
Fund, 0.01% (1)(e)
(Cost $39,166,969) 39,182,642 39,166,969
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(e)(f) 173,305 173,305
Limited Purpose Cash Investment
Fund 0.01% (1)(e)(f) 841,048 840,712
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,014,353) 1,014,017
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $444,250,856) 677,322,653
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (g) 7,192,023
NET ASSETS - 100.0% 684,514,676
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 53,621,703 7.8%
Consumer Discretionary 112,819,170 16.5
Consumer Staples 29,449,252 4.3
Energy 26,128,720 3.8
Financials 85,771,492 12.5
Health Care 34,175,935 5.0
Industrials 37,259,756 5.5
Information Technology 149,932,122 21.9
Materials 88,280,720 12.9
Real Estate 9,243,911 1.4
Utilities 10,458,886 1.5
Short-Term Investments 39,166,969 5.7
Securities Lending Collateral 1,014,017 0.1
Total Investments In Securities
At Value 677,322,653 98.9
Other Assets in Excess of
Liabilities (g) 7,192,023 1.1
Net Assets
$ 684,514,676 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $14,258,148, which represents approximately 2.08% of net assets of the fund.
(b) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $2,753,778.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $9,220,000 or 1.35% of net assets.
(d) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2021 amounted to $393,060, which represents approximately 0.06% of net assets of the fund.
(e) Represents 7-day effective yield as of June 30, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,920,749 was received.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 562 9/2021 USD $ 38,350,880 $ (111,658)
$ (111,658)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. *
8,204 1,450,467
Howmet Aerospace, Inc. *
37,189 1,281,905
Lockheed Martin Corp.
5,283 1,998,823
Northrop Grumman Corp.
5,286 1,921,091
Spirit AeroSystems Holdings, Inc.,
Class A 14,689 693,174
Virgin Galactic Holdings, Inc. *(a)
82,610 3,800,060
11,145,520
Air Freight & Logistics - 0.8%
Expeditors International of
Washington, Inc. 9,131 1,155,985
FedEx Corp.
9,094 2,713,013
United Parcel Service, Inc., Class
B 14,931 3,105,200
XPO Logistics, Inc. *
11,790 1,649,303
8,623,501
Airlines - 0.5%
Alaska Air Group, Inc. *
7,722 465,714
American Airlines Group, Inc. *
74,713 1,584,663
Copa Holdings SA, Class A
(Panama) * 14,941 1,125,506
Delta Air Lines, Inc. *
18,071 781,751
JetBlue Airways Corp. *
72,310 1,213,362
Southwest Airlines Co. *
9,813 520,972
5,691,968
Auto Components - 0.2%
Aptiv plc *
9,353 1,471,507
Lear Corp.
3,596 630,307
2,101,814
Automobiles - 3.7%
Ford Motor Co. *
358,580 5,328,499
General Motors Co. *
91,248 5,399,144
Harley-Davidson, Inc.
34,300 1,571,626
Tesla, Inc. *
42,682 29,010,955
Thor Industries, Inc.
9,766 1,103,558
42,413,782
Banks - 3.0%
Bank OZK
37,859 1,596,135
Citizens Financial Group, Inc.
86,323 3,959,636
Comerica, Inc.
20,410 1,456,049
Commerce Bancshares, Inc.
6,194 461,825
East West Bancorp, Inc.
17,873 1,281,315
Fifth Third Bancorp
37,072 1,417,263
First Citizens BancShares , Inc.,
Class A 389 323,936
First Horizon Corp.
30,999 535,663
First Republic Bank
10,656 1,994,484
Huntington Bancshares, Inc.
28,307 403,941
KeyCorp
102,518 2,116,997
INVESTMENTS SHARES VALUE ($)
Banks - 3.0% (continued)
PacWest Bancorp
50,318 2,071,089
Pinnacle Financial Partners, Inc.
7,858 693,783
Popular, Inc.
11,048 829,152
Regions Financial Corp.
134,569 2,715,602
Signature Bank
7,788 1,913,122
SVB Financial Group *
4,859 2,703,693
Synovus Financial Corp.
44,004 1,930,896
Webster Financial Corp.
16,422 875,949
Western Alliance Bancorp
48,207 4,476,020
Zions Bancorp NA
12,717 672,221
34,428,771
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class
A * 1,096 1,118,797
Brown-Forman Corp., Class B
4,409 330,410
Constellation Brands, Inc., Class A
4,147 969,942
Monster Beverage Corp. *
14,023 1,281,001
3,700,150
Biotechnology - 1.6%
AbbVie, Inc.
23,949 2,697,615
Exact Sciences Corp. *
4,007 498,110
Horizon Therapeutics plc *
30,920 2,895,349
Moderna , Inc. *
37,950 8,917,491
Sage Therapeutics, Inc. *
7,549 428,859
Seagen , Inc. *
10,777 1,701,473
United Therapeutics Corp. *
4,772 856,144
Vertex Pharmaceuticals, Inc. *
1,479 298,211
18,293,252
Building Products - 0.8%
A O Smith Corp.
7,208 519,408
Fortune Brands Home & Security,
Inc. 14,779 1,472,136
Johnson Controls International plc
8,606 590,630
Masco Corp.
8,591 506,096
Owens Corning
9,089 889,813
Trane Technologies plc
16,727 3,080,110
Trex Co., Inc. *
17,849 1,824,346
8,882,539
Capital Markets - 4.0%
Ameriprise Financial, Inc.
8,055 2,004,728
BlackRock, Inc.
6,387 5,588,433
Charles Schwab Corp. (The)
40,951 2,981,642
CME Group, Inc.
4,233 900,275
Evercore , Inc., Class A
6,007 845,605
FactSet Research Systems, Inc.
1,562 524,223
Goldman Sachs Group, Inc. (The)
6,885 2,613,064
Intercontinental Exchange, Inc.
4,335 514,565
Invesco Ltd.
216,388 5,784,051
Jefferies Financial Group, Inc.
103,248 3,531,082
LPL Financial Holdings, Inc.
13,803 1,863,129
MarketAxess Holdings, Inc.
2,831 1,312,423

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 4.0% (continued)
Moody's Corp.
2,295 831,639
Morgan Stanley
85,080 7,800,985
MSCI, Inc.
5,391 2,873,834
Nasdaq, Inc.
3,814 670,501
S&P Global, Inc.
3,044 1,249,410
T. Rowe Price Group, Inc.
9,965 1,972,771
Tradeweb Markets, Inc., Class A
13,617 1,151,454
Virtu Financial, Inc., Class A
20,309 561,138
45,574,952
Chemicals - 2.6%
Air Products and Chemicals, Inc.
1,700 489,056
Albemarle Corp.
14,325 2,413,190
Chemours Co. (The)
101,463 3,530,913
Corteva , Inc.
34,621 1,535,441
Dow, Inc.
5,004 316,653
DuPont de Nemours, Inc.
6,820 527,936
Eastman Chemical Co.
7,749 904,696
Ecolab, Inc.
1,833 377,543
Element Solutions, Inc.
38,953 910,721
FMC Corp.
6,321 683,932
Linde plc (United Kingdom)
18,575 5,370,033
Mosaic Co. (The)
123,467 3,939,832
Olin Corp.
69,085 3,195,872
Scotts Miracle- Gro Co. (The)
8,803 1,689,472
Sherwin-Williams Co. (The)
13,494 3,676,440
Westlake Chemical Corp.
6,148 553,873
30,115,603
Commercial Services & Supplies - 0.3%
Cintas Corp.
5,774 2,205,668
Copart , Inc. *
8,680 1,144,284
Rollins, Inc.
14,763 504,895
3,854,847
Communications Equipment - 0.4%
Arista Networks, Inc. *
4,429 1,604,671
Cisco Systems, Inc.
18,696 990,888
Ubiquiti, Inc.
6,766 2,112,278
4,707,837
Construction & Engineering - 0.3%
AECOM *
8,308 526,063
Quanta Services, Inc.
34,844 3,155,821
3,681,884
Consumer Finance - 1.7%
Ally Financial, Inc.
69,195 3,448,679
Capital One Financial Corp.
22,869 3,537,605
Discover Financial Services
16,237 1,920,675
OneMain Holdings, Inc.
71,224 4,267,030
Santander Consumer USA
Holdings, Inc. 50,359 1,829,039
SLM Corp.
135,472 2,836,784
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1.7% (continued)
Synchrony Financial
23,726 1,151,185
18,990,997
Containers & Packaging - 0.3%
Avery Dennison Corp.
4,365 917,698
Berry Global Group, Inc. *
10,357 675,483
Crown Holdings, Inc.
10,062 1,028,437
Packaging Corp. of America
5,028 680,892
Sealed Air Corp.
9,773 579,050
3,881,560
Distributors - 0.2%
LKQ Corp. *
10,484 516,023
Pool Corp.
3,281 1,504,863
2,020,886
Diversified Financial Services - 0.0% (b)
Equitable Holdings, Inc. 13,812 420,575
Electric Utilities - 0.4%
NextEra Energy, Inc. 57,089 4,183,482
Electrical Equipment - 1.2%
AMETEK, Inc.
6,976 931,296
Eaton Corp. plc
21,326 3,160,087
Emerson Electric Co.
22,594 2,174,446
Generac Holdings, Inc. *
8,718 3,619,278
GrafTech International Ltd.
72,874 846,796
Regal Beloit Corp.
6,268 836,841
Rockwell Automation, Inc.
4,609 1,318,266
Vertiv Holdings Co.
14,504 395,959
13,282,969
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A
17,220 1,178,020
Arrow Electronics, Inc. *
8,319 946,952
Cognex Corp.
20,910 1,757,486
Corning, Inc.
51,894 2,122,465
IPG Photonics Corp. *
3,857 812,940
Jabil, Inc.
8,553 497,100
Keysight Technologies, Inc. *
3,157 487,472
SYNNEX Corp.
20,347 2,477,451
Trimble, Inc. *
27,129 2,219,966
Zebra Technologies Corp., Class
A * 6,550 3,468,159
15,968,011
Energy Equipment & Services - 0.5%
Baker Hughes Co.
92,564 2,116,939
Halliburton Co.
140,145 3,240,152
5,357,091
Entertainment - 1.2%
Activision Blizzard, Inc.
40,833 3,897,101
Electronic Arts, Inc.
6,096 876,788

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Entertainment - 1.2% (continued)
Lions Gate Entertainment Corp.,
Class A * 90,761 1,878,753
Netflix, Inc. *
5,361 2,831,734
Roku, Inc. *
7,215 3,313,489
Take-Two Interactive Software,
Inc. * 3,480 616,029
Zynga, Inc., Class A *
72,848 774,374
14,188,268
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.
4,094 1,105,953
Digital Realty Trust, Inc.
3,200 481,472
Park Hotels & Resorts, Inc. *
25,355 522,567
2,109,992
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.
2,884 561,342
Costco Wholesale Corp.
6,245 2,470,959
Walmart, Inc.
3,001 423,201
3,455,502
Food Products - 0.3%
Archer-Daniels-Midland Co.
16,988 1,029,473
Bunge Ltd.
8,499 664,197
Conagra Brands, Inc.
30,053 1,093,328
Hain Celestial Group, Inc. (The) *
20,825 835,499
Tyson Foods, Inc., Class A
5,543 408,851
4,031,348
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories
53,134 6,159,825
Align Technology, Inc. *
6,204 3,790,644
Boston Scientific Corp. *
17,375 742,955
Danaher Corp.
30,504 8,186,053
Dexcom , Inc. *
6,820 2,912,140
Edwards Lifesciences Corp. *
9,810 1,016,022
Hologic , Inc. *
8,007 534,227
IDEXX Laboratories, Inc. *
5,901 3,726,776
Insulet Corp. *
6,168 1,693,178
Intuitive Surgical, Inc. *
3,924 3,608,667
Masimo Corp. *
4,546 1,102,178
Medtronic plc
4,603 571,370
Novocure Ltd. *
15,279 3,389,188
Penumbra, Inc. *
2,785 763,257
STERIS plc
1,626 335,444
Stryker Corp.
2,501 649,585
Teleflex, Inc.
1,073 431,121
West Pharmaceutical Services, Inc.
3,385 1,215,553
40,828,183
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. *
15,970 1,002,118
Anthem, Inc.
3,564 1,360,735
DaVita, Inc. *
3,226 388,507
HCA Healthcare, Inc.
6,500 1,343,810
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1.3% (continued)
McKesson Corp.
2,935 561,289
Molina Healthcare, Inc. *
4,912 1,243,031
UnitedHealth Group, Inc.
22,699 9,089,588
14,989,078
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 3,274,614
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. *
2,068 3,206,103
Domino's Pizza, Inc.
1,642 765,977
Expedia Group, Inc. *
4,638 759,287
McDonald's Corp.
1,705 393,838
MGM Resorts International
156,405 6,670,673
Norwegian Cruise Line Holdings
Ltd. *(a) 58,834 1,730,308
Royal Caribbean Cruises Ltd. *
17,994 1,534,528
Six Flags Entertainment Corp. *
7,173 310,447
Starbucks Corp.
9,912 1,108,261
Wynn Resorts Ltd. *
4,394 537,386
17,016,808
Household Durables - 2.0%
DR Horton, Inc.
42,073 3,802,137
Garmin Ltd.
12,895 1,865,133
Lennar Corp., Class A
38,584 3,833,320
Mohawk Industries, Inc. *
2,881 553,699
PulteGroup, Inc.
70,926 3,870,432
Tempur Sealy International, Inc.
81,328 3,187,244
Toll Brothers, Inc.
84,117 4,862,804
Whirlpool Corp.
5,480 1,194,750
23,169,519
Household Products - 0.1%
Spectrum Brands Holdings, Inc. 7,800 663,312
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The) 23,240 605,867
Industrial Conglomerates - 0.2%
General Electric Co.
74,060 996,847
Honeywell International, Inc.
5,345 1,172,426
2,169,273
Insurance - 0.5%
Arthur J Gallagher & Co.
7,060 988,965
Lincoln National Corp.
38,677 2,430,463
MetLife, Inc.
20,298 1,214,835
Progressive Corp. (The)
14,432 1,417,367
6,051,630
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A *
30,001 73,256,142
Facebook, Inc., Class A *
33,311 11,582,568
Match Group, Inc. *
23,365 3,767,606
Pinterest, Inc., Class A *
29,906 2,361,079
TripAdvisor, Inc. *
7,772 313,211

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - 8.5% (continued)
Twitter, Inc. *
54,433 3,745,535
Zillow Group, Inc., Class C *
21,167 2,587,031
97,613,172
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. *
4,539 15,614,886
eBay, Inc.
28,916 2,030,192
Etsy, Inc. *
12,734 2,621,167
Qurate Retail, Inc., Series A
211,548 2,769,163
Wayfair, Inc., Class A *(a)
10,966 3,462,076
26,497,484
IT Services - 4.6%
Accenture plc, Class A
16,959 4,999,344
Alliance Data Systems Corp.
15,622 1,627,656
Automatic Data Processing, Inc.
3,597 714,436
Black Knight, Inc. *
6,960 542,741
Cognizant Technology Solutions
Corp., Class A 4,878 337,850
EPAM Systems, Inc. *
4,802 2,453,630
Fastly , Inc., Class A *(a)
6,917 412,253
Fiserv, Inc. *
6,637 709,429
FleetCor Technologies, Inc. *
1,395 357,204
Mastercard , Inc., Class A
11,061 4,038,261
MongoDB, Inc. *
3,099 1,120,350
Okta , Inc. *
11,290 2,762,437
PayPal Holdings, Inc. *
51,859 15,115,861
Square, Inc., Class A *
36,591 8,920,886
Twilio , Inc., Class A *
8,915 3,513,936
Visa, Inc., Class A
19,736 4,614,672
52,240,946
Leisure Products - 0.3%
Brunswick Corp.
8,966 893,193
Mattel, Inc. *
71,491 1,436,969
Peloton Interactive, Inc., Class A *
12,652 1,569,101
3,899,263
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.
9,916 1,465,684
Avantor , Inc. *
43,616 1,548,804
Bio-Rad Laboratories, Inc., Class
A * 2,328 1,499,907
Bio- Techne Corp.
2,153 969,410
Charles River Laboratories
International, Inc. * 5,732 2,120,381
Illumina, Inc. *
1,395 660,128
IQVIA Holdings, Inc. *
4,119 998,116
PerkinElmer, Inc.
6,856 1,058,635
Repligen Corp. *
3,577 714,041
Thermo Fisher Scientific, Inc.
19,433 9,803,366
20,838,472
INVESTMENTS SHARES VALUE ($)
Machinery - 2.3%
AGCO Corp.
5,744 748,903
Caterpillar, Inc.
24,993 5,439,227
Colfax Corp. *
7,733 354,249
Cummins, Inc.
7,488 1,825,649
Deere & Co.
16,131 5,689,565
Gates Industrial Corp. plc *
38,949 703,808
Graco , Inc.
4,354 329,598
Illinois Tool Works, Inc.
9,258 2,069,718
Ingersoll Rand, Inc. *
23,782 1,160,799
Middleby Corp. (The) *
4,535 785,734
PACCAR, Inc.
5,359 478,291
Parker-Hannifin Corp.
8,462 2,598,765
Pentair plc
14,706 992,508
Timken Co. (The)
17,156 1,382,602
Toro Co. (The)
4,345 477,429
Trinity Industries, Inc.
18,283 491,630
Xylem, Inc.
6,645 797,134
26,325,609
Media - 1.3%
Cable One, Inc.
979 1,872,641
Charter Communications, Inc.,
Class A * 8,599 6,203,749
Comcast Corp., Class A
16,044 914,829
Discovery, Inc., Class A *(a)
9,732 298,578
Liberty Broadband Corp., Class C *
7,243 1,257,819
News Corp., Class A
56,187 1,447,939
ViacomCBS , Inc., Class B
72,050 3,256,660
15,252,215
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.
201,758 7,487,239
Newmont Corp.
27,412 1,737,373
Nucor Corp.
15,627 1,499,098
Reliance Steel & Aluminum Co.
3,454 521,209
Steel Dynamics, Inc.
12,307 733,497
11,978,416
Multiline Retail - 1.1%
Dollar General Corp.
13,481 2,917,153
Dollar Tree, Inc. *
3,132 311,634
Kohl's Corp.
13,465 742,056
Nordstrom, Inc. *
49,368 1,805,388
Target Corp.
26,604 6,431,251
12,207,482
Oil, Gas & Consumable Fuels - 2.1%
Cimarex Energy Co.
13,611 986,117
Continental Resources, Inc. (a)
101,546 3,861,794
Devon Energy Corp.
101,366 2,958,873
Diamondback Energy, Inc.
33,385 3,134,518
EOG Resources, Inc.
4,443 370,724
EQT Corp. *
100,504 2,237,219
Marathon Oil Corp.
415,832 5,663,632

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.1% (continued)
Murphy Oil Corp.
80,535 1,874,855
Occidental Petroleum Corp.
64,785 2,025,827
Targa Resources Corp.
32,374 1,439,024
24,552,583
Personal Products - 0.5%
Coty, Inc., Class A *
85,163 795,422
Estee Lauder Cos., Inc. (The),
Class A 15,084 4,797,919
5,593,341
Pharmaceuticals - 0.4%
Catalent , Inc. *
14,428 1,559,955
Eli Lilly & Co.
7,692 1,765,468
Zoetis, Inc.
7,738 1,442,054
4,767,477
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.
8,867 755,291
CoStar Group, Inc. *
29,300 2,426,626
Verisk Analytics, Inc.
4,134 722,293
3,904,210
Road & Rail - 1.1%
CSX Corp.
60,891 1,953,383
JB Hunt Transport Services, Inc.
4,187 682,272
Landstar System, Inc.
2,261 357,283
Lyft, Inc., Class A *
5,867 354,836
Norfolk Southern Corp.
9,557 2,536,523
Old Dominion Freight Line, Inc.
11,852 3,008,038
Uber Technologies, Inc. *
13,258 664,491
Union Pacific Corp.
11,551 2,540,412
12,097,238
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. *
59,678 5,605,555
Analog Devices, Inc.
5,862 1,009,202
Applied Materials, Inc.
60,349 8,593,698
Broadcom, Inc.
13,712 6,538,430
Cree, Inc. *
4,665 456,843
Enphase Energy, Inc. *
31,394 5,764,880
Entegris , Inc.
23,049 2,834,335
First Solar, Inc. *
9,394 850,251
KLA Corp.
11,961 3,877,876
Lam Research Corp.
10,569 6,877,248
Marvell Technology, Inc.
54,270 3,165,569
Microchip Technology, Inc.
13,740 2,057,428
Micron Technology, Inc. *
21,145 1,796,902
MKS Instruments, Inc.
7,006 1,246,718
Monolithic Power Systems, Inc.
4,808 1,795,548
NVIDIA Corp.
34,780 27,827,478
ON Semiconductor Corp. *
58,475 2,238,423
Qorvo , Inc. *
10,234 2,002,282
QUALCOMM, Inc.
51,710 7,390,910
Skyworks Solutions, Inc.
8,126 1,558,160
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 9.1% (continued)
SolarEdge Technologies, Inc. *
7,876 2,176,690
Teradyne, Inc.
19,883 2,663,527
Texas Instruments, Inc.
31,903 6,134,947
104,462,900
Software - 9.0%
Adobe, Inc. *
22,401 13,118,922
ANSYS, Inc. *
2,671 926,997
Autodesk, Inc. *
7,098 2,071,906
Avalara, Inc. *
9,869 1,596,804
Bill.com Holdings, Inc. *
21,129 3,870,410
Cadence Design Systems, Inc. *
15,781 2,159,156
Ceridian HCM Holding, Inc. *
5,140 493,029
Cloudflare , Inc., Class A *
31,642 3,348,989
Coupa Software, Inc. *
7,469 1,957,700
Crowdstrike Holdings, Inc., Class
A * 17,246 4,334,092
DocuSign, Inc. *
11,186 3,127,270
Dynatrace , Inc. *
17,891 1,045,192
Fair Isaac Corp. *
1,436 721,849
Five9, Inc. *
8,891 1,630,521
Fortinet, Inc. *
2,876 685,034
HubSpot , Inc. *
4,385 2,555,227
Intuit, Inc.
3,380 1,656,775
Manhattan Associates, Inc. *
3,766 545,467
Microsoft Corp.
63,807 17,285,316
NortonLifeLock , Inc.
25,570 696,015
Oracle Corp.
76,850 5,982,004
Palo Alto Networks, Inc. *
1,095 406,300
Paycom Software, Inc. *
5,862 2,130,661
Paylocity Holding Corp. *
4,231 807,275
Pegasystems , Inc.
4,138 575,968
PTC, Inc. *
8,366 1,181,781
RingCentral, Inc., Class A *
8,768 2,547,806
salesforce.com, Inc. *
9,667 2,361,358
ServiceNow , Inc. *
11,738 6,450,618
Synopsys, Inc. *
9,326 2,572,018
Teradata Corp. *
39,454 1,971,516
Trade Desk, Inc. (The), Class A *
45,760 3,539,994
VMware, Inc., Class A *(a)
2,320 371,130
Zendesk , Inc. *
3,319 479,065
Zoom Video Communications, Inc.,
Class A * 15,603 6,038,829
Zscaler , Inc. *
11,446 2,473,023
103,716,017
Specialty Retail - 3.2%
AutoNation, Inc. *
16,751 1,588,162
Best Buy Co., Inc.
10,693 1,229,481
Burlington Stores, Inc. *
2,806 903,504
Carvana Co. *
20,648 6,231,979
Dick's Sporting Goods, Inc.
14,976 1,500,445
Five Below, Inc. *
2,484 480,083
Floor & Decor Holdings, Inc., Class
A * 17,120 1,809,584

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.2% (continued)
Foot Locker, Inc.
6,675 411,380
Gap, Inc. (The)
108,805 3,661,288
Home Depot, Inc. (The)
6,141 1,958,304
L Brands, Inc.
64,714 4,663,291
Lowe's Cos., Inc.
30,167 5,851,493
O'Reilly Automotive, Inc. *
1,264 715,689
Penske Automotive Group, Inc.
5,891 444,712
Ross Stores, Inc.
6,852 849,648
TJX Cos., Inc. (The)
5,956 401,554
Tractor Supply Co.
7,711 1,434,709
Ulta Beauty, Inc. *
1,053 364,096
Williams-Sonoma, Inc.
11,148 1,779,778
36,279,180
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.
619,142 84,797,688
Dell Technologies, Inc., Class C *
51,877 5,170,581
HP, Inc.
77,113 2,328,041
92,296,310
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. *
69,735 3,988,145
Hanesbrands, Inc.
43,334 809,046
Lululemon Athletica , Inc. *
4,803 1,752,951
NIKE, Inc., Class B
57,863 8,939,255
PVH Corp. *
5,415 582,600
Tapestry, Inc. *
82,413 3,583,317
Under Armour , Inc., Class A *
32,403 685,323
20,340,637
Thrifts & Mortgage Finance - 0.0% (b)
MGIC Investment Corp. 38,535 524,076
Trading Companies & Distributors - 0.5%
Fastenal Co.
35,537 1,847,924
United Rentals, Inc. *
7,336 2,340,258
Watsco , Inc.
3,619 1,037,350
WW Grainger, Inc.
1,471 644,298
5,869,830
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. * 44,646 6,466,080
TOTAL COMMON STOCKS
(Cost $656,106,788) 1,107,598,323
SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3.4%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $39,198,789) 39,213,131 39,197,446
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.9%
Investment Companies - 0.9%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 1,799,434 1,799,434
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 8,732,661 8,729,168
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,532,095) 10,528,602
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.9%
(Cost $705,837,672) 1,157,324,371
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.9)% (e) (10,350,469)
NET ASSETS - 100.0% 1,146,973,902
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 133,519,735 11.7%
Consumer Discretionary 185,946,857 16.2
Consumer Staples 17,443,654 1.5
Energy 29,909,674 2.6
Financials 105,991,001 9.2
Health Care 102,991,076 9.0
Industrials 105,529,386 9.2
Information Technology 373,392,021 32.6
Materials 45,975,578 4.0
Real Estate 2,109,992 0.2
Utilities 4,789,349 0.4
Short-Term Investments 39,197,446 3.4
Securities Lending Collateral 10,528,602 0.9
Total Investments In Securities
At Value 1,157,324,371 100.9
Liabilities in Excess of Other
Assets (e ) (10,350,469) (0.9)
Net Assets
$ 1,146,973,902 100.0%

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $10,317,832.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $109 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 150 9/2021 USD $ 32,164,500 $ 371,806
$ 371,806

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Aerospace & Defense - 0.5%
AAR Corp. *
3,378 130,897
AeroVironment , Inc. *
746 74,712
Maxar Technologies, Inc.
18,105 722,752
Triumph Group, Inc. *
20,656 428,612
1,356,973
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. *
5,937 404,369
Echo Global Logistics, Inc. *
4,370 134,334
538,703
Airlines - 0.4%
Allegiant Travel Co. *
2,998 581,612
Mesa Air Group, Inc. *
32,706 305,147
Spirit Airlines, Inc. *
12,213 371,764
1,258,523
Auto Components - 1.7%
Adient plc *
14,148 639,490
American Axle & Manufacturing
Holdings, Inc. * 27,881 288,568
Cooper-Standard Holdings, Inc. *
10,247 297,163
Fox Factory Holding Corp. *
7,894 1,228,780
Gentherm , Inc. *
6,585 467,864
LCI Industries
3,493 459,050
Modine Manufacturing Co. *
9,525 158,020
Patrick Industries, Inc.
4,132 301,636
Tenneco, Inc., Class A *
25,570 494,012
Visteon Corp. *
2,898 350,484
XPEL, Inc. *(a)
4,712 395,196
5,080,263
Automobiles - 0.1%
Winnebago Industries, Inc.
4,029 273,811
Workhorse Group, Inc. *
5,402 89,619
363,430
Banks - 3.2%
Ameris Bancorp
2,550 129,106
Atlantic Capital Bancshares, Inc. *
3,175 80,835
Banc of California, Inc.
7,198 126,253
Bancorp, Inc. (The) *
15,862 364,985
BankUnited , Inc.
19,165 818,154
Byline Bancorp, Inc.
7,087 160,379
Capital Bancorp, Inc. *
3,000 61,350
Capstar Financial Holdings, Inc.
3,967 81,324
Customers Bancorp, Inc. *
25,267 985,160
Dime Community Bancshares, Inc.
2,260 75,981
First Bancorp/PR
6,942 82,749
First Financial Bankshares , Inc.
1,879 92,315
First Foundation, Inc.
10,500 236,355
Flushing Financial Corp.
7,245 155,260
Great Western Bancorp, Inc.
3,785 124,110
INVESTMENTS SHARES VALUE ($)
Banks - 3.2% (continued)
Hancock Whitney Corp.
13,953 620,071
Hanmi Financial Corp.
9,595 182,881
Hilltop Holdings, Inc.
2,269 82,592
HomeTrust Bancshares, Inc.
2,896 80,798
Independent Bank Group, Inc.
7,604 562,544
Lakeland Financial Corp.
5,832 359,484
Live Oak Bancshares, Inc.
9,528 562,152
Metropolitan Bank Holding Corp. *
1,384 83,344
Midland States Bancorp, Inc.
3,317 87,138
MVB Financial Corp.
3,889 165,905
Origin Bancorp, Inc.
3,065 130,140
Pacific Premier Bancorp, Inc.
2,572 108,770
ServisFirst Bancshares, Inc.
12,352 839,689
Silvergate Capital Corp., Class A *
5,947 673,914
Stock Yards Bancorp, Inc.
5,577 283,814
Texas Capital Bancshares, Inc. *
9,308 590,965
Triumph Bancorp, Inc. *
5,144 381,942
Veritex Holdings, Inc.
2,286 80,947
9,451,406
Beverages - 0.5%
Celsius Holdings, Inc. *
18,023 1,371,370
National Beverage Corp.
4,594 216,975
1,588,345
Biotechnology - 9.0%
Anavex Life Sciences Corp. *(b)
28,419 649,658
Arrowhead Pharmaceuticals, Inc. *
3,075 254,672
Avid Bioservices , Inc. *
27,286 699,886
Beam Therapeutics, Inc. *
7,744 996,730
BioCryst Pharmaceuticals, Inc. *
54,311 858,657
Bridgebio Pharma, Inc. *
4,993 304,373
CareDx , Inc. *
11,622 1,063,645
CEL-SCI Corp. *(b)
5,198 45,119
Chimerix , Inc. *
30,994 247,952
CTI BioPharma Corp. *
15,365 38,413
Cytokinetics, Inc. *
10,135 200,572
Denali Therapeutics, Inc. *
22,627 1,774,862
DermTech , Inc. *(b)
5,981 248,630
Dicerna Pharmaceuticals, Inc. *
4,223 157,602
Editas Medicine, Inc. *
2,850 161,424
Evelo Biosciences, Inc. *(b)
13,064 179,499
Fate Therapeutics, Inc. *
17,630 1,530,108
Halozyme Therapeutics, Inc. *
27,692 1,257,494
Ideaya Biosciences, Inc. *
3,540 74,305
ImmunoGen , Inc. *
55,320 364,559
Intellia Therapeutics, Inc. *
16,739 2,710,211
Invitae Corp. *
2,789 94,073
Jounce Therapeutics, Inc. *
13,403 91,140
Lexicon Pharmaceuticals, Inc. *
17,309 79,448
MacroGenics , Inc. *
3,669 98,549
MannKind Corp. *
49,277 268,560
Mersana Therapeutics, Inc. *
12,264 166,545
Mirati Therapeutics, Inc. *
6,032 974,349
Morphic Holding, Inc. *
2,481 142,385

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.0% (continued)
Myriad Genetics, Inc. *
4,242 129,720
Natera , Inc. *
16,131 1,831,352
NeuBase Therapeutics, Inc. *
380 1,820
Novavax , Inc. *
11,505 2,442,627
Oncocyte Corp. *
18,490 106,133
Organogenesis Holdings, Inc. *
19,723 327,796
PDL BioPharma , Inc. (3)*(c)
34,242 76,881
Precigen , Inc. *(b)
20,485 133,562
Protagonist Therapeutics, Inc. *
15,549 697,839
Prothena Corp. plc (Ireland) *
4,917 252,783
PTC Therapeutics, Inc. *
2,436 102,970
Replimune Group, Inc. *
10,031 385,391
Rigel Pharmaceuticals, Inc. *
45,989 199,592
Rubius Therapeutics, Inc. *
14,004 341,838
Scholar Rock Holding Corp. *
8,485 245,217
Seres Therapeutics, Inc. *
18,916 451,147
Sorrento Therapeutics, Inc. *(b)
23,328 226,048
SpringWorks Therapeutics, Inc. *
4,094 337,387
Syndax Pharmaceuticals, Inc. *
7,431 127,590
TG Therapeutics, Inc. *
28,527 1,106,562
Translate Bio, Inc. *
5,099 140,426
Twist Bioscience Corp. *
4,560 607,620
VBI Vaccines, Inc. *(b)
28,438 95,267
Veracyte , Inc. *
5,957 238,161
Vericel Corp. *
4,456 233,940
XBiotech , Inc. *(b)
7,598 125,823
26,698,912
Building Products - 2.7%
AAON, Inc.
6,349 397,384
Advanced Drainage Systems, Inc.
15,916 1,855,328
Builders FirstSource , Inc. *
27,495 1,172,937
Cornerstone Building Brands, Inc. *
25,386 461,517
CSW Industrials, Inc.
2,595 307,404
Gibraltar Industries, Inc. *
7,731 589,953
Griffon Corp.
7,285 186,714
JELD-WEN Holding, Inc. *
16,788 440,853
Masonite International Corp. *
5,849 653,860
Resideo Technologies, Inc. *
24,772 743,160
Simpson Manufacturing Co., Inc.
6,166 680,973
UFP Industries, Inc.
7,524 559,334
8,049,417
Capital Markets - 2.0%
Artisan Partners Asset
Management, Inc., Class A 17,682 898,599
B Riley Financial, Inc.
9,015 680,632
Brightsphere Investment Group,
Inc. 19,214 450,184
Cohen & Steers, Inc.
5,364 440,331
Cowen, Inc., Class A
4,614 189,405
Donnelley Financial Solutions,
Inc. * 14,137 466,521
Focus Financial Partners, Inc.,
Class A * 11,142 540,387
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.0% (continued)
Hamilton Lane, Inc., Class A
2,303 209,849
Houlihan Lokey , Inc.
2,591 211,918
Moelis & Co., Class A
7,312 415,980
PJT Partners, Inc., Class A
8,644 617,009
Stifel Financial Corp.
1,967 127,580
Virtus Investment Partners, Inc.
2,086 579,428
WisdomTree Investments, Inc.
20,897 129,561
5,957,384
Chemicals - 1.2%
AdvanSix , Inc. *
7,007 209,229
Amyris , Inc. *
47,224 773,057
Avient Corp.
2,703 132,879
Hawkins, Inc.
8,382 274,511
HB Fuller Co.
2,017 128,301
Intrepid Potash, Inc. *
4,407 140,407
Koppers Holdings, Inc. *
4,626 149,651
Kraton Corp. *
5,251 169,555
Livent Corp. *
11,148 215,825
Quaker Chemical Corp.
981 232,683
Rayonier Advanced Materials,
Inc. * 24,762 165,658
Stepan Co.
1,189 143,001
Trinseo SA
5,427 324,752
Tronox Holdings plc, Class A
22,127 495,645
3,555,154
Commercial Services & Supplies - 0.3%
Casella Waste Systems, Inc., Class
A * 2,339 148,363
Matthews International Corp.,
Class A 2,251 80,946
Pitney Bowes, Inc.
39,406 345,590
Tetra Tech, Inc.
2,966 361,971
936,870
Communications Equipment - 0.9%
ADTRAN, Inc.
5,043 104,138
Calix, Inc. *
22,547 1,070,983
Cambium Networks Corp. *
1,820 87,997
Casa Systems, Inc. *
25,359 224,934
Digi International, Inc. *
7,467 150,161
DZS, Inc. *
8,407 174,445
Extreme Networks, Inc. *
19,511 217,743
Inseego Corp. *(b)
16,549 166,980
Plantronics, Inc. *
8,333 347,736
Ribbon Communications, Inc. *
11,054 84,121
2,629,238
Construction & Engineering - 1.9%
Ameresco , Inc., Class A *
15,543 974,857
Comfort Systems USA, Inc.
5,107 402,381
Construction Partners, Inc., Class
A * 7,283 228,686
Dycom Industries, Inc. *
6,791 506,133

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.9% (continued)
Granite Construction, Inc.
17,200 714,316
HC2 Holdings, Inc. *
31,941 127,125
IES Holdings, Inc. *
2,983 153,207
MasTec , Inc. *
7,521 797,978
MYR Group, Inc. *
3,980 361,862
Primoris Services Corp.
6,557 192,972
Sterling Construction Co., Inc. *
5,513 133,029
Tutor Perini Corp. *
23,460 324,921
WillScot Mobile Mini Holdings
Corp. * 24,491 682,564
5,600,031
Consumer Finance - 0.3%
Atlanticus Holdings Corp. *
2,162 85,831
Encore Capital Group, Inc. *
2,051 97,197
LendingClub Corp. *
9,652 174,991
Navient Corp.
11,166 215,839
Oportun Financial Corp. *
4,171 83,545
PRA Group, Inc. *
2,111 81,210
PROG Holdings, Inc.
1,697 81,677
Regional Management Corp.
2,921 135,943
956,233
Containers & Packaging - 0.2%
O-I Glass, Inc. *
23,805 388,736
Ranpak Holdings Corp. *
6,985 174,834
563,570
Distributors - 0.1%
Funko , Inc., Class A *
4,037 85,907
Greenlane Holdings, Inc., Class
A *(b) 25,972 116,095
202,002
Diversified Consumer Services - 0.2%
Carriage Services, Inc.
4,901 181,190
Houghton Mifflin Harcourt Co. *
37,525 414,276
OneSpaWorld Holdings Ltd.
(Bahamas) * 12,445 120,592
716,058
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. 3,611 167,912
Diversified Telecommunication Services - 0.5%
Consolidated Communications
Holdings, Inc. * 11,668 102,562
IDT Corp., Class B *
7,772 287,253
Iridium Communications, Inc. *
22,510 900,175
Ooma , Inc. *
7,097 133,849
1,423,839
Electrical Equipment - 2.3%
Allied Motion Technologies, Inc.
2,405 83,045
American Superconductor Corp. *
6,058 105,349
Atkore , Inc. *
1,190 84,490
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 2.3% (continued)
Bloom Energy Corp., Class A *
30,756 826,414
EnerSys
906 88,543
FuelCell Energy, Inc. *(b)
58,392 519,689
Orion Energy Systems, Inc. *
28,103 161,030
Plug Power, Inc. *
74,793 2,557,173
Sunrun , Inc. *
21,054 1,174,392
TPI Composites, Inc. *
9,268 448,756
Vicor Corp. *
8,598 909,152
6,958,033
Electronic Equipment, Instruments & Components - 1.4%
Advanced Energy Industries, Inc.
5,673 639,404
Arlo Technologies, Inc. *
37,857 256,292
Badger Meter, Inc.
3,605 353,722
FARO Technologies, Inc. *
5,187 403,393
II-VI, Inc. *
14,181 1,029,399
Insight Enterprises, Inc. *
1,123 112,311
Luna Innovations, Inc. *
20,643 223,564
Methode Electronics, Inc.
3,694 181,782
nLight , Inc. *
7,796 282,839
Novanta , Inc. *
1,513 203,892
PAR Technology Corp. *
4,913 343,615
4,030,213
Energy Equipment & Services - 1.8%
Aspen Aerogels, Inc. *
13,309 398,205
ChampionX Corp. *
33,178 851,016
Helix Energy Solutions Group,
Inc. * 40,238 229,759
Liberty Oilfield Services, Inc., Class
A * 42,456 601,177
Nabors Industries Ltd. *
3,806 434,798
National Energy Services Reunited
Corp. * 6,220 88,635
Newpark Resources, Inc. *
23,146 80,085
NexTier Oilfield Solutions, Inc. *
50,979 242,660
Oceaneering International, Inc. *
34,550 537,944
Oil States International, Inc. *
41,938 329,213
Patterson-UTI Energy, Inc.
44,968 446,982
ProPetro Holding Corp. *
12,485 114,363
Tidewater, Inc. *
9,524 114,764
Transocean Ltd. *(b)
132,631 599,492
US Silica Holdings, Inc. *
34,199 395,340
5,464,433
Entertainment - 1.7%
AMC Entertainment Holdings, Inc.,
Class A *(b) 84,959 4,815,476
LiveXLive Media, Inc. *(b)
36,410 171,855
4,987,331
Equity Real Estate Investment Trusts (REITs) - 1.4%
Chatham Lodging Trust *
13,144 169,163
CorePoint Lodging, Inc. *
22,129 236,780
DigitalBridge Group, Inc. *
90,584 715,614

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.4% (continued)
EastGroup Properties, Inc.
1,066 175,304
Farmland Partners, Inc.
9,873 118,970
Hersha Hospitality Trust *
25,496 274,337
Innovative Industrial Properties,
Inc. 2,923 558,351
National Storage Affiliates Trust
2,957 149,506
New Senior Investment Group, Inc.
12,188 107,011
Ryman Hospitality Properties, Inc. *
4,843 382,403
Safehold , Inc.
7,474 586,709
SITE Centers Corp.
14,351 216,126
Tanger Factory Outlet Centers,
Inc. (b) 12,729 239,942
Terreno Realty Corp.
2,183 140,847
4,071,063
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings,
Inc. * 6,049 287,812
Natural Grocers by Vitamin
Cottage, Inc. 10,326 110,901
PriceSmart , Inc.
931 84,730
United Natural Foods, Inc. *
13,869 512,876
996,319
Food Products - 1.2%
B&G Foods, Inc.
2,720 89,216
Darling Ingredients, Inc. *
31,896 2,152,980
Freshpet , Inc. *
7,585 1,236,051
Lancaster Colony Corp.
523 101,206
3,579,453
Health Care Equipment & Supplies - 2.4%
Accuray , Inc. *
18,722 84,623
Alphatec Holdings, Inc. *
32,809 502,634
Aspira Women's Health, Inc. *(b)
58,437 328,416
AtriCure , Inc. *
6,875 545,394
CryoPort , Inc. *
12,231 771,776
Glaukos Corp. *
1,744 147,943
Heska Corp. *
2,317 532,284
Meridian Bioscience, Inc. *
5,394 119,639
Merit Medical Systems, Inc. *
2,701 174,647
Nevro Corp. *
3,328 551,749
PAVmed , Inc. *
35,254 225,626
Pulse Biosciences, Inc. *
5,640 92,496
Retractable Technologies, Inc. *(b)
24,230 280,099
Shockwave Medical, Inc. *
4,459 846,006
Sientra , Inc. *
27,882 221,941
STAAR Surgical Co. *
10,233 1,560,532
ViewRay , Inc. *
13,920 91,872
7,077,677
Health Care Providers & Services - 3.1%
Addus HomeCare Corp. *
5,003 436,462
Brookdale Senior Living, Inc. *
14,950 118,105
Community Health Systems, Inc. *
52,961 817,718
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.1% (continued)
Covetrus , Inc. *
6,304 170,208
Cross Country Healthcare, Inc. *
4,510 74,460
Ensign Group, Inc. (The)
7,664 664,239
Fulgent Genetics, Inc. *(b)
6,037 556,792
InfuSystem Holdings, Inc. *
7,140 148,441
Joint Corp. (The) *
2,274 190,834
LHC Group, Inc. *
3,210 642,835
MEDNAX, Inc. *
2,622 79,053
ModivCare , Inc. *
2,781 472,965
Owens & Minor, Inc.
20,345 861,204
Patterson Cos., Inc.
17,286 525,321
Pennant Group, Inc. (The) *
1,850 75,665
Progyny , Inc. *
7,091 418,369
R1 RCM, Inc. *
22,637 503,447
Select Medical Holdings Corp.
25,226 1,066,051
Sharps Compliance Corp. *
9,970 102,691
Tenet Healthcare Corp. *
17,427 1,167,435
Tivity Health, Inc. *
9,782 257,364
9,349,659
Health Care Technology - 1.1%
Allscripts Healthcare Solutions,
Inc. * 8,740 161,778
Evolent Health, Inc., Class A *
26,133 551,929
iCAD , Inc. *
16,887 292,314
Inovalon Holdings, Inc., Class A *
5,641 192,245
Inspire Medical Systems, Inc. *
6,485 1,253,291
NantHealth , Inc. *
29,785 69,101
Omnicell , Inc. *
2,054 311,078
OptimizeRx Corp. *
2,808 173,815
Simulations Plus, Inc.
2,116 116,190
3,121,741
Hotels, Restaurants & Leisure - 6.4%
Bally's Corp. *
1,560 84,412
BJ's Restaurants, Inc. *
3,737 183,636
Bloomin ' Brands, Inc. *
3,141 85,247
Boyd Gaming Corp. *
16,237 998,413
Brinker International, Inc. *
7,477 462,452
Caesars Entertainment, Inc. *
38,701 4,015,229
Carrols Restaurant Group, Inc. *
22,596 135,802
Century Casinos, Inc. *
21,537 289,242
Cheesecake Factory, Inc. (The) *
1,553 84,142
Churchill Downs, Inc.
6,439 1,276,596
Chuy's Holdings, Inc. *
5,481 204,222
Dave & Buster's Entertainment,
Inc. * 9,690 393,414
Dine Brands Global, Inc. *
936 83,538
El Pollo Loco Holdings, Inc. *
5,192 94,962
Everi Holdings, Inc. *
17,546 437,597
Golden Entertainment, Inc. *
9,717 435,322
Hilton Grand Vacations, Inc. *
3,126 129,385
International Game Technology
plc * 32,312 774,195
Kura Sushi USA, Inc., Class A *
2,891 109,887

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 6.4% (continued)
Lindblad Expeditions Holdings,
Inc. * 5,152 82,484
Marriott Vacations Worldwide Corp.
* 3,978 633,695
Papa John's International, Inc.
2,630 274,677
Penn National Gaming, Inc. *
27,483 2,102,175
RCI Hospitality Holdings, Inc.
2,866 189,729
Red Robin Gourmet Burgers, Inc. *
5,391 178,496
Red Rock Resorts, Inc., Class A *
20,545 873,162
Ruth's Hospitality Group, Inc. *
6,308 145,273
Scientific Games Corp. *
18,034 1,396,553
SeaWorld Entertainment, Inc. *
12,803 639,382
Texas Roadhouse, Inc.
13,310 1,280,422
Wingstop , Inc.
5,610 884,304
18,958,045
Household Durables - 2.7%
Beazer Homes USA, Inc. *
17,926 345,793
Century Communities, Inc.
7,546 502,111
GoPro, Inc., Class A *
45,867 534,351
Green Brick Partners, Inc. *
12,087 274,858
Helen of Troy Ltd. *
1,593 363,395
Installed Building Products, Inc.
6,194 757,898
iRobot Corp. *
1,068 99,740
LGI Homes, Inc. *
1,435 232,384
Lovesac Co. (The) *
7,153 570,738
M/I Homes, Inc. *
8,536 500,807
MDC Holdings, Inc.
4,625 234,025
Meritage Homes Corp. *
5,045 474,634
Purple Innovation, Inc. *
15,106 398,949
Sonos , Inc. *
17,927 631,568
TopBuild Corp. *
6,909 1,366,462
Tri Pointe Homes, Inc. *
13,805 295,841
Tupperware Brands Corp. *
16,117 382,779
VOXX International Corp. *
11,519 161,381
8,127,714
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 160,646
WD-40 Co.
527 135,065
295,711
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C
5,605 148,420
Sunnova Energy International,
Inc. * 5,741 216,206
364,626
Insurance - 1.0%
BRP Group, Inc., Class A *
7,725 205,871
CNO Financial Group, Inc.
23,012 543,543
Goosehead Insurance, Inc., Class
A 7,700 980,210
HCI Group, Inc.
1,879 186,829
INVESTMENTS SHARES VALUE ($)
Insurance - 1.0% (continued)
Kinsale Capital Group, Inc.
995 163,946
RLI Corp.
1,057 110,552
Stewart Information Services Corp.
2,946 167,009
Trupanion , Inc. *
6,195 713,045
3,071,005
Interactive Media & Services - 0.3%
Cars.com, Inc. *
22,998 329,561
Eventbrite, Inc., Class A *
6,745 128,155
Liberty TripAdvisor Holdings, Inc.,
Class A * 40,573 165,132
QuinStreet , Inc. *
7,350 136,563
759,411
Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com, Inc., Class A *
4,355 138,794
CarParts.com, Inc. *
23,079 469,888
Duluth Holdings, Inc., Class B *
18,314 378,184
Groupon, Inc. *
7,112 306,954
Lands' End, Inc. *
14,735 604,872
Liquidity Services, Inc. *
10,021 255,034
Shutterstock , Inc.
7,290 715,659
Stamps.com, Inc. *
679 135,997
Stitch Fix, Inc., Class A *
11,245 678,074
3,683,456
IT Services - 0.9%
Conduent , Inc. *
64,085 480,638
EVERTEC, Inc.
3,230 140,989
MoneyGram International, Inc. *
27,133 273,501
Perficient , Inc. *
2,002 161,001
TTEC Holdings, Inc.
10,336 1,065,538
Unisys Corp. *
21,898 554,238
2,675,905
Leisure Products - 1.3%
Acushnet Holdings Corp.
11,396 562,962
Callaway Golf Co. *
22,647 763,883
Johnson Outdoors, Inc., Class A
1,132 136,972
Malibu Boats, Inc., Class A *
6,553 480,532
MasterCraft Boat Holdings, Inc. *
8,148 214,211
Nautilus, Inc. *
12,682 213,692
Smith & Wesson Brands, Inc.
6,378 221,317
Vista Outdoor, Inc. *
18,666 863,862
YETI Holdings, Inc. *
3,815 350,293
3,807,724
Life Sciences Tools & Services - 1.0%
Medpace Holdings, Inc. *
1,799 317,757
NanoString Technologies, Inc. *
12,060 781,367
NeoGenomics , Inc. *
9,963 450,029
Pacific Biosciences of California,
Inc. * 31,532 1,102,674

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.0% (continued)
Quanterix Corp. *
6,440 377,771
3,029,598
Machinery - 2.5%
Alamo Group, Inc.
1,547 236,196
Altra Industrial Motion Corp.
13,627 886,028
Astec Industries, Inc.
7,018 441,713
Chart Industries, Inc. *
7,749 1,133,834
CIRCOR International, Inc. *
6,832 222,723
Columbus McKinnon Corp.
2,492 120,214
Evoqua Water Technologies Corp.
* 15,260 515,483
ExOne Co. (The) *(b)
9,573 207,160
Franklin Electric Co., Inc.
2,799 225,655
Greenbrier Cos., Inc. (The)
5,342 232,804
Hyster -Yale Materials Handling,
Inc. 1,381 100,785
Kadant , Inc.
1,653 291,077
Lindsay Corp.
1,848 305,437
Lydall , Inc. *
9,638 583,292
Manitowoc Co., Inc. (The) *
7,052 172,774
NN, Inc. *
12,269 90,177
Omega Flex, Inc.
868 127,344
REV Group, Inc.
21,079 330,730
Shyft Group, Inc. (The)
17,759 664,364
SPX Corp. *
2,755 168,275
SPX FLOW, Inc.
2,161 140,984
Watts Water Technologies, Inc.,
Class A 1,024 149,412
7,346,461
Marine - 0.3%
Costamare , Inc. (Monaco)
6,871 81,147
Eagle Bulk Shipping, Inc. *(b)
7,110 336,445
Matson, Inc.
3,091 197,824
Safe Bulkers, Inc. (Greece) *
50,677 203,215
818,631
Media - 1.5%
AMC Networks, Inc., Class A *
4,551 304,007
Cardlytics, Inc. *
6,372 808,798
Entercom Communications Corp. *
54,660 235,585
Entravision Communications Corp.,
Class A 17,175 114,729
EW Scripps Co. (The), Class A
5,786 117,977
Fluent, Inc. *
44,424 130,162
Gannett Co., Inc. *
60,933 334,522
iHeartMedia , Inc., Class A *
10,281 276,867
Loral Space & Communications,
Inc. (Canada) 10,005 388,694
Magnite , Inc. *
21,108 714,295
TechTarget , Inc. *
9,852 763,431
WideOpenWest , Inc. *
14,525 300,813
4,489,880
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.7%
Alcoa Corp. *
34,439 1,268,733
Allegheny Technologies, Inc. *
23,365 487,160
Arconic Corp. *
16,787 597,953
Century Aluminum Co. *
26,255 338,427
Cleveland-Cliffs, Inc. *(b)
76,364 1,646,408
Hecla Mining Co.
127,012 944,969
Olympic Steel, Inc.
6,466 190,036
Ryerson Holding Corp. *
26,817 391,528
SunCoke Energy, Inc.
26,930 192,280
TimkenSteel Corp. *
31,021 438,947
United States Steel Corp.
39,400 945,600
Worthington Industries, Inc.
9,658 590,877
8,032,918
Multiline Retail - 0.8%
Big Lots, Inc.
7,762 512,369
Dillard's, Inc., Class A
4,193 758,430
Franchise Group, Inc.
14,693 518,222
Macy's, Inc. *
31,956 605,886
2,394,907
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. *
94,732 1,423,822
Clean Energy Fuels Corp. *(b)
36,237 367,806
CNX Resources Corp. *
12,326 168,373
CONSOL Energy, Inc. *
5,332 98,482
Earthstone Energy, Inc., Class A *
17,133 189,662
Energy Fuels, Inc. *(b)
19,042 115,204
Green Plains, Inc. *
15,330 515,395
Kosmos Energy Ltd. (Ghana) *
57,363 198,476
Magnolia Oil & Gas Corp., Class
A * 14,553 227,463
Matador Resources Co.
28,303 1,019,191
Ovintiv , Inc.
47,255 1,487,115
PDC Energy, Inc.
15,698 718,811
Penn Virginia Corp. *
17,186 405,762
Range Resources Corp. *
40,237 674,372
Renewable Energy Group, Inc. *
11,086 691,101
SM Energy Co.
32,454 799,342
Southwestern Energy Co. *
59,508 337,410
Uranium Energy Corp. *
28,121 74,802
9,512,589
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. 20,974 1,264,523
Personal Products - 0.4%
elf Beauty, Inc. *
16,044 435,434
Medifast , Inc.
1,993 563,979
Veru , Inc. *
23,712 191,356
1,190,769
Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc. *
1,745 117,718
Cassava Sciences, Inc. *(b)
11,634 994,009

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.0% (continued)
Corcept Therapeutics, Inc. *
14,802 325,644
Intra-Cellular Therapies, Inc. *
8,522 347,868
Marinus Pharmaceuticals, Inc. *(b)
7,764 139,286
Ocular Therapeutix , Inc. *
21,013 297,965
Pacira BioSciences , Inc. *
2,978 180,705
Paratek Pharmaceuticals, Inc. *(b)
26,115 178,104
Revance Therapeutics, Inc. *
9,691 287,241
2,868,540
Professional Services - 0.9%
ASGN, Inc. *
9,197 891,465
Exponent, Inc.
1,771 157,991
Kforce , Inc.
1,698 106,855
Korn Ferry
1,790 129,864
Red Violet, Inc. *(b)
4,069 95,703
TriNet Group, Inc. *
1,141 82,700
Upwork , Inc. *
19,710 1,148,896
2,613,474
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc. *
26,257 1,017,984
Newmark Group, Inc., Class A
51,702 620,941
Realogy Holdings Corp. *
33,062 602,390
Redfin Corp. *
20,323 1,288,681
St Joe Co. (The)
14,470 645,507
4,175,503
Road & Rail - 0.9%
ArcBest Corp.
2,349 136,688
Avis Budget Group, Inc. *
8,283 645,163
Covenant Logistics Group, Inc. *
5,720 118,289
Daseke , Inc. *
33,995 220,288
Marten Transport Ltd.
11,175 184,276
Saia, Inc. *
5,363 1,123,495
Universal Logistics Holdings, Inc.
5,954 138,728
US Xpress Enterprises, Inc., Class
A * 9,950 85,570
2,652,497
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor
Ltd. * 7,615 231,420
Amkor Technology, Inc.
46,301 1,095,945
Atomera , Inc. *(b)
16,970 363,837
Axcelis Technologies, Inc. *
5,666 229,020
AXT, Inc. *
15,448 169,619
Brooks Automation, Inc.
9,575 912,306
CMC Materials, Inc.
786 118,482
Cohu , Inc. *
7,126 262,165
Diodes, Inc. *
4,387 349,951
FormFactor , Inc. *
18,312 667,655
Lattice Semiconductor Corp. *
29,734 1,670,456
MACOM Technology Solutions
Holdings, Inc. * 18,726 1,199,962
MaxLinear , Inc. *
4,280 181,857
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 3.7% (continued)
PDF Solutions, Inc. *
5,510 100,172
Power Integrations, Inc.
1,946 159,689
Rambus, Inc. *
6,433 152,526
SiTime Corp. *
1,566 198,240
SunPower Corp. *(b)
24,021 701,894
Synaptics , Inc. *
7,810 1,215,080
Ultra Clean Holdings, Inc. *
13,588 729,947
Veeco Instruments, Inc. *
12,035 289,321
10,999,544
Software - 4.6%
A10 Networks, Inc. *
17,600 198,176
Agilysys , Inc. *
3,941 224,125
Alarm.com Holdings, Inc. *
5,005 423,923
Altair Engineering, Inc., Class A *
4,507 310,848
Appfolio , Inc., Class A *
6,561 926,413
Appian Corp. *(b)
3,029 417,245
Avaya Holdings Corp. *
22,569 607,106
Blackline, Inc. *
10,226 1,137,847
Cerence , Inc. *
5,543 591,494
ChannelAdvisor Corp. *
14,025 343,753
Digital Turbine, Inc. *
21,781 1,656,009
Domo, Inc., Class B *
7,543 609,701
LivePerson , Inc. *
10,606 670,723
MicroStrategy , Inc., Class A *(b)
1,260 837,270
Q2 Holdings, Inc. *
7,256 744,320
Rapid7, Inc. *
974 92,170
Sailpoint Technologies Holdings,
Inc. * 17,498 893,623
Sprout Social, Inc., Class A *
6,686 597,862
SPS Commerce, Inc. *
3,472 346,679
Tenable Holdings, Inc. *
2,550 105,443
Varonis Systems, Inc. *
21,907 1,262,281
Veritone , Inc. *(b)
13,185 259,876
VirnetX Holding Corp. *
80 342
Workiva , Inc. *
3,415 380,192
13,637,421
Specialty Retail - 7.1%
Abercrombie & Fitch Co., Class A *
10,978 509,708
American Eagle Outfitters, Inc.
15,590 585,093
America's Car-Mart, Inc. *
1,513 214,422
Asbury Automotive Group, Inc. *
4,541 778,191
Bed Bath & Beyond, Inc. *
14,992 499,084
Boot Barn Holdings, Inc. *
5,615 471,941
Buckle, Inc. (The)
6,981 347,305
Caleres , Inc.
21,180 578,002
Camping World Holdings, Inc.,
Class A 17,861 732,122
Children's Place, Inc. (The) *
3,143 292,488
Citi Trends, Inc. *
6,088 529,656
Conn's, Inc. *
10,152 258,876
Container Store Group, Inc. (The) *
15,962 208,144
Designer Brands, Inc., Class A *
5,155 85,315
GameStop Corp., Class A *(b)
11,017 2,359,180

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 7.1% (continued)
Genesco, Inc. *
9,082 578,342
Group 1 Automotive, Inc.
1,515 233,961
GrowGeneration Corp. *
13,219 635,834
Guess?, Inc.
4,997 131,921
Haverty Furniture Cos., Inc.
8,297 354,780
Hibbett, Inc. *
7,360 659,677
Lithia Motors, Inc., Class A
5,532 1,901,016
Lumber Liquidators Holdings, Inc. *
4,219 89,021
MarineMax , Inc. *
8,840 430,862
National Vision Holdings, Inc. *
14,075 719,655
ODP Corp. (The) *
9,471 454,703
Rent-A-Center, Inc.
13,745 729,447
RH *
3,402 2,309,958
Shoe Carnival, Inc.
4,125 295,309
Signet Jewelers Ltd. *
15,307 1,236,652
Sleep Number Corp. *
5,581 613,631
Sonic Automotive, Inc., Class A
11,697 523,324
Tilly's, Inc., Class A
7,465 119,291
Urban Outfitters, Inc. *
10,334 425,967
Zumiez , Inc. *
4,422 216,634
21,109,512
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *
22,197 887,214
Avid Technology, Inc. *
13,342 522,339
Diebold Nixdorf, Inc. *
17,149 220,193
Eastman Kodak Co. *
13,539 112,645
Turtle Beach Corp. *
5,221 166,654
1,909,045
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. *
14,870 1,732,652
Deckers Outdoor Corp. *
5,771 2,216,468
Fossil Group, Inc. *
20,118 287,285
G-III Apparel Group Ltd. *
17,082 561,315
Kontoor Brands, Inc.
9,182 517,957
Movado Group, Inc.
10,233 322,033
Superior Group of Cos., Inc.
8,507 203,402
Unifi, Inc. *
6,198 150,983
Vera Bradley, Inc. *
15,469 191,661
6,183,756
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. *
2,919 135,412
HomeStreet , Inc.
5,133 209,118
Merchants Bancorp
5,867 230,221
Meta Financial Group, Inc.
2,666 134,980
Mr Cooper Group, Inc. *
26,614 879,859
PennyMac Financial Services, Inc.
16,180 998,630
Premier Financial Corp.
4,611 130,998
Walker & Dunlop, Inc.
5,226 545,490
Waterstone Financial, Inc.
7,804 153,427
3,418,135
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.1%
Turning Point Brands, Inc. 6,260 286,520
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. *
8,296 441,762
Boise Cascade Co.
10,490 612,091
CAI International, Inc.
3,967 222,152
Custom Truck One Source, Inc. *
19,419 184,869
Global Industrial Co.
8,468 310,860
GMS, Inc. *
2,005 96,521
H&E Equipment Services, Inc.
3,759 125,062
Herc Holdings, Inc. *
5,257 589,152
Rush Enterprises, Inc., Class A
9,799 423,709
SiteOne Landscape Supply, Inc. *
9,684 1,639,114
Textainer Group Holdings Ltd.
(China) * 13,776 465,215
Titan Machinery, Inc. *
6,519 201,698
Triton International Ltd.
11,455 599,555
Veritiv Corp. *
7,154 439,399
WESCO International, Inc. *
9,628 989,951
7,341,110
Water Utilities - 0.0% (d)
Cadiz, Inc. *(b) 10,859 147,682
Wireless Telecommunication Services - 0.0% (d)
Gogo , Inc. * 7,295 83,017
TOTAL COMMON STOCKS
(Cost $162,544,797) 283,979,814
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.01% (e)
(Cost $12,740,099) 12,745,197 12,740,099
SECURITIES LENDING COLLATERAL - 4.8%
Investment Companies - 4.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (e)(f) 2,443,550 2,443,550
Limited Purpose Cash Investment
Fund 0.01% (e)(f) 11,858,556 11,853,812
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,302,106) 14,297,362
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.7%
(Cost $189,587,002) 311,017,275
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.7)% (g) (14,059,104)
NET ASSETS - 100.0% 296,958,171

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,743,479 3.9%
Consumer Discretionary 70,626,868 23.8
Consumer Staples 7,937,117 2.7
Energy 14,977,022 5.0
Financials 23,022,075 7.7
Health Care 52,146,126 17.6
Industrials 45,470,722 15.3
Information Technology 35,881,366 12.1
Materials 13,416,164 4.5
Real Estate 8,246,566 2.8
Utilities 512,309 0.2
Short-Term Investments 12,740,099 4.3
Securities Lending Collateral 14,297,362 4.8
Total Investments In Securities
At Value 311,017,275 104.7
Liabilities in Excess of Other
Assets (g) (14,059,104) (4.7)
Net Assets
$ 296,958,171 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $395,196 or 0.13% of net assets.
(b) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $13,949,766.
(c) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2021 amounted to $76,881, which represents approximately 0.03% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of June 30, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 92 9/2021 USD $ 10,615,880 $ (53,893)
$ (53,893)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Australia - 8.1%
Afterpay Ltd. * 22,746 2,018,940
Aristocrat Leisure Ltd. 52,857 1,706,358
Australia & New Zealand Banking
Group Ltd. 190,303 4,016,899
BHP Group plc 150,204 4,444,683
BlueScope Steel Ltd. 53,242 874,859
Coles Group Ltd. 25,533 327,071
CSL Ltd. 9,497 2,031,109
Domino's Pizza Enterprises Ltd. 11,275 1,019,577
Endeavour Group Ltd. (1)* 5,364 25,303
Fortescue Metals Group Ltd. 238,489 4,166,147
Glencore plc * 553,669 2,376,397
Goodman Group, REIT 106,176 1,680,307
Macquarie Group Ltd. 43,015 5,039,699
National Australia Bank Ltd. 144,781 2,846,223
Oil Search Ltd. 327,353 935,214
REA Group Ltd. 8,056 1,020,771
Reece Ltd. 25,639 454,035
Rio Tinto plc 74,440 6,147,815
Santos Ltd. 209,780 1,114,250
SEEK Ltd. 7,255 180,352
Tabcorp Holdings Ltd. 48,238 187,161
Wesfarmers Ltd. 71,019 3,148,490
Westpac Banking Corp. 108,587 2,101,354
Woolworths Group Ltd. 5,364 153,499
48,016,513
—
Austria - 0.3%
Erste Group Bank AG 19,830 728,978
OMV AG 5,557 317,124
voestalpine AG 12,179 496,773
1,542,875
—
Belgium - 0.1%
Sofina SA 1,469 634,689
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 411,386
Yara International ASA 7,798 410,911
822,297
—
Canada - 14.1%
Agnico Eagle Mines Ltd. (1) 3,883 234,809
Air Canada (1)* 15,902 327,122
AltaGas Ltd. (1) 14,355 301,321
Ballard Power Systems, Inc. (1)*(a) 51,057 925,913
Bank of Montreal (1) 67,299 6,898,202
Bank of Nova Scotia (The) (1) 60,224 3,916,795
BlackBerry Ltd. (1)* 22,872 279,534
CAE, Inc. (1)* 29,722 915,445
Cameco Corp. (1) 39,997 766,641
Canadian Imperial Bank of
Commerce (1) 39,056 4,445,944
Canadian National Railway Co. (1) 3,249 342,801
Canadian Natural Resources Ltd.
(1) 152,591 5,539,364
Canadian Pacific Railway Ltd. (1) 46,170 3,550,278
Canadian Tire Corp. Ltd., Class A
(1) 5,390 852,938
INVESTMENTS SHARES VALUE ($)
Canada - 14.1% (continued)
Canopy Growth Corp. (1)* 38,745 937,056
Cenovus Energy, Inc. (1) 254,813 2,437,949
Constellation Software, Inc. (1) 1,171 1,773,513
Dollarama , Inc. (1) 9,861 451,366
Empire Co. Ltd., Class A (1) 8,679 273,757
Franco-Nevada Corp. (1) 4,528 657,101
GFL Environmental, Inc. (1) 16,505 527,532
Gildan Activewear , Inc. (1) 31,693 1,169,440
Hydro One Ltd. (1)(b) 32,356 782,015
iA Financial Corp., Inc. (1) 7,810 425,215
IGM Financial, Inc. (1) 14,673 517,982
Imperial Oil Ltd. (1) 75,603 2,304,196
Intact Financial Corp. (1) 14,681 1,994,536
International Petroleum Corp. *(a) 17,719 81,563
Ivanhoe Mines Ltd., Class A (1)* 111,802 807,218
Keyera Corp. (1) 56,058 1,506,367
Kinross Gold Corp. (1) 47,625 301,978
Lightspeed POS, Inc. (1)* 22,284 1,865,090
Magna International, Inc. (1) 24,026 2,224,479
Manulife Financial Corp. (1) 13,396 263,684
Metro, Inc. (1) 3,683 176,574
National Bank of Canada (1) 45,626 3,414,589
Nutrien Ltd. (1) 10,483 635,187
Parkland Corp. (1) 9,740 314,766
Power Corp. of Canada (1) 47,233 1,492,892
Quebecor, Inc., Class B (1) 17,301 461,416
Ritchie Bros Auctioneers, Inc. (1) 4,384 259,907
Royal Bank of Canada (1) 49,980 5,063,721
Shopify, Inc., Class A (1)* 8,222 12,024,376
Sun Life Financial, Inc. (1) 27,204 1,402,775
Teck Resources Ltd., Class B (1) 21,348 491,679
Thomson Reuters Corp. (1) 22,826 2,267,316
Toronto-Dominion Bank (The) (1) 43,152 3,024,052
West Fraser Timber Co. Ltd. (1) 10,100 725,072
WSP Global, Inc. (1) 13,348 1,558,128
83,911,594
—
Chile - 0.3%
Antofagasta plc 54,870 1,091,136
Lundin Mining Corp. (1) 66,046 595,671
1,686,807
—
China - 0.1%
Chow Tai Fook Jewellery Group
Ltd. 127,600 291,543
Wilmar International Ltd. 126,000 422,448
713,991
—
Denmark - 2.9%
AP Moller - Maersk A/S, Class B 1,087 3,129,375
Coloplast A/S, Class B 1,226 201,289
Danske Bank A/S 9,326 164,239
DSV Panalpina A/S 17,024 3,974,048
Genmab A/S * 4,093 1,677,077
GN Store Nord A/S 3,627 317,181
Orsted A/S (b) 21,190 2,974,257
Pandora A/S 11,900 1,605,477
Tryg A/S 9,825 241,329

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.9% (continued)
Vestas Wind Systems A/S 72,385 2,828,228
17,112,500
—
Finland - 1.0%
Fortum OYJ 9,746 268,858
Kone OYJ, Class B 22,645 1,848,154
Neste OYJ 37,210 2,282,537
Nordea Bank Abp 32,721 364,378
Stora Enso OYJ, Class R 33,944 619,848
UPM- Kymmene OYJ 20,621 780,668
6,164,443
—
France - 9.1%
Adevinta ASA * 26,641 511,054
Air Liquide SA 5,667 993,709
Airbus SE * 34,333 4,423,905
Alstom SA 7,104 358,935
AXA SA 34,222 868,977
BNP Paribas SA 117,342 7,364,341
Capgemini SE 1,863 358,280
Cie de Saint-Gobain 28,716 1,895,137
CNP Assurances 32,552 554,798
Credit Agricole SA 217,354 3,047,214
Dassault Systemes SE 2,145 520,583
Hermes International 3,589 5,237,469
Kering SA 3,856 3,378,696
Legrand SA 2,988 316,678
L'Oreal SA 6,501 2,903,307
LVMH Moet Hennessy Louis
Vuitton SE 16,781 13,200,890
Publicis Groupe SA 6,498 415,840
Renault SA * 25,907 1,050,205
Safran SA 1,824 253,140
Sartorius Stedim Biotech 4,580 2,167,670
Societe Generale SA 135,351 4,003,874
Teleperformance 1,125 456,851
54,281,553
—
Germany - 9.0%
adidas AG 664 247,777
Bayerische Motoren Werke AG 12,941 1,371,947
Brenntag SE 15,745 1,465,425
Carl Zeiss Meditec AG 1,216 235,059
Commerzbank AG * 53,929 382,986
Daimler AG (Registered) 112,130 10,019,785
Deutsche Bank AG (Registered) * 208,386 2,716,872
Deutsche Boerse AG 1,550 270,547
Deutsche Post AG (Registered) 80,142 5,458,048
Evonik Industries AG 15,476 519,582
GEA Group AG 14,229 576,561
Hannover Rueck SE 3,192 534,366
HeidelbergCement AG 3,732 320,417
HelloFresh SE * 6,558 637,498
Infineon Technologies AG 98,224 3,950,889
KION Group AG 9,872 1,053,940
Merck KGaA 13,224 2,537,371
MTU Aero Engines AG 730 180,999
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 625 171,288
INVESTMENTS SHARES VALUE ($)
Germany - 9.0% (continued)
Puma SE 15,217 1,816,164
RWE AG 38,843 1,408,338
SAP SE 1,980 278,110
Siemens AG (Registered) 48,891 7,762,855
Siemens Energy AG * 23,876 719,218
Symrise AG 8,679 1,209,478
Volkswagen AG 12,863 4,227,621
Vonovia SE 16,103 1,040,665
Zalando SE *(b) 19,804 2,395,094
53,508,900
—
Hong Kong - 1.5%
AIA Group Ltd. 127,200 1,577,990
Hong Kong Exchanges & Clearing
Ltd. 74,300 4,423,062
Techtronic Industries Co. Ltd. 121,000 2,108,664
Xinyi Glass Holdings Ltd. 224,000 912,677
9,022,393
—
Italy - 1.3%
Enel SpA 441,542 4,103,195
Ferrari NV 10,210 2,107,817
FinecoBank Banca Fineco SpA * 27,185 474,414
Mediobanca Banca di Credito
Finanziario SpA * 30,683 358,996
Moncler SpA 7,443 504,546
Prysmian SpA 9,142 328,070
7,877,038
—
Japan - 18.8%
Advantest Corp. 11,600 1,041,527
Aeon Co. Ltd. 8,200 220,127
Bandai Namco Holdings, Inc. 11,200 775,146
Chugai Pharmaceutical Co. Ltd. 62,500 2,477,288
CyberAgent , Inc. 27,600 591,111
Daifuku Co. Ltd. 8,600 780,262
Dai-ichi Life Holdings, Inc. 38,400 706,530
Daiichi Sankyo Co. Ltd. 103,100 2,224,186
Daikin Industries Ltd. 14,500 2,702,072
Denso Corp. 40,900 2,789,033
Disco Corp. 4,100 1,246,602
FANUC Corp. 2,800 671,434
Fast Retailing Co. Ltd. 500 375,844
Fuji Electric Co. Ltd. 5,500 256,724
Fujitsu Ltd. 16,000 2,993,583
GMO Payment Gateway, Inc. 4,900 636,381
Hamamatsu Photonics KK 9,300 560,224
Hitachi Ltd. 55,700 3,192,010
Hoya Corp. 26,700 3,531,619
Isuzu Motors Ltd. 48,200 639,598
ITOCHU Corp. 90,300 2,605,580
JFE Holdings, Inc. 51,600 605,366
JSR Corp. 13,700 416,167
Kakaku.com, Inc. 21,800 655,834
Keyence Corp. 9,260 4,663,552
Kikkoman Corp. 7,600 501,207
Konami Holdings Corp. 2,800 167,692
Kubota Corp. 16,200 327,721
Kurita Water Industries Ltd. 6,600 317,253
Kyowa Kirin Co. Ltd. 22,400 796,668

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Lasertec Corp. 12,100 2,340,443
Lixil Corp. 10,400 269,125
M3, Inc. 39,600 2,885,191
Marubeni Corp. 203,800 1,774,783
Mercari , Inc. * 11,100 586,784
Mitsubishi Gas Chemical Co., Inc. 13,500 286,063
Mitsui Chemicals, Inc. 6,800 235,061
MonotaRO Co. Ltd. 43,300 1,020,348
Murata Manufacturing Co. Ltd. 28,000 2,132,897
Nabtesco Corp. 6,900 260,317
Nexon Co. Ltd. 15,300 340,494
Nidec Corp. 24,400 2,805,762
Nintendo Co. Ltd. 6,900 3,992,844
Nippon Paint Holdings Co. Ltd. 95,500 1,291,934
Nippon Prologis REIT, Inc., REIT 85 270,310
Nippon Steel Corp. 77,600 1,312,076
Nippon Yusen KK 65,200 3,308,778
Nissan Chemical Corp. 6,200 303,056
Nitori Holdings Co. Ltd. 2,600 459,153
Nitto Denko Corp. 7,300 543,634
Nomura Holdings, Inc. 165,500 842,310
Nomura Research Institute Ltd. 49,650 1,639,772
NTT Data Corp. 12,500 195,135
Obic Co. Ltd. 9,100 1,692,410
Olympus Corp. 81,500 1,621,111
Omron Corp. 14,800 1,171,818
Oriental Land Co. Ltd. 2,600 370,411
Pan Pacific International Holdings
Corp. 31,400 652,963
Panasonic Corp. 88,400 1,017,884
Recruit Holdings Co. Ltd. 42,700 2,093,957
Renesas Electronics Corp. * 73,100 788,922
SG Holdings Co. Ltd. 34,800 913,821
Sharp Corp. 18,700 308,508
Shimadzu Corp. 15,500 598,932
Shimano, Inc. 2,800 666,187
Shin-Etsu Chemical Co. Ltd. 24,700 4,131,339
Shionogi & Co. Ltd. 3,900 203,252
Shiseido Co. Ltd. 3,800 280,283
SMC Corp. 2,000 1,183,190
SoftBank Group Corp. 82,000 5,718,829
Sony Group Corp. 67,800 6,574,379
Square Enix Holdings Co. Ltd. 3,500 172,847
SUMCO Corp. 51,200 1,254,199
Sumitomo Chemical Co. Ltd. 66,100 351,313
Sumitomo Metal Mining Co. Ltd. 16,400 637,809
Sysmex Corp. 9,900 1,174,484
T&D Holdings, Inc. 13,300 172,593
TDK Corp. 10,100 1,222,652
Terumo Corp. 12,200 494,130
Tokyo Electron Ltd. 10,200 4,410,321
Tosoh Corp. 13,400 231,054
Toyota Motor Corp. 6,900 603,157
Toyota Tsusho Corp. 4,600 218,333
Unicharm Corp. 4,400 177,233
Yamaha Corp. 5,000 271,437
Yamaha Motor Co. Ltd. 65,200 1,770,974
Yaskawa Electric Corp. 5,900 288,128
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Z Holdings Corp. 102,700 513,958
112,517,429
—
Luxembourg - 1.2%
ArcelorMittal SA 175,038 5,388,905
Eurofins Scientific SE * 13,280 1,518,950
6,907,855
—
Macau - 0.1%
Galaxy Entertainment Group Ltd. * 49,000 391,808
Netherlands - 6.9%
ABN AMRO Bank NV, CVA (b) 68,497 830,003
Adyen NV *(b) 1,859 4,558,884
Aegon NV 545,571 2,269,093
Akzo Nobel NV 4,141 512,742
ASM International NV 7,936 2,617,509
ASML Holding NV 23,359 16,125,167
EXOR NV 2,103 168,773
ING Groep NV 439,874 5,839,042
Koninklijke DSM NV 15,715 2,937,654
Koninklijke Philips NV 14,897 739,400
NN Group NV 28,834 1,362,099
Randstad NV 3,352 256,965
Wolters Kluwer NV 26,369 2,650,450
40,867,781
—
New Zealand - 0.1%
Xero Ltd. * 3,155 324,523
Norway - 0.6%
DNB ASA 70,080 1,527,339
Norsk Hydro ASA 213,476 1,362,916
Schibsted ASA, Class B 10,042 418,234
3,308,489
—
Russia - 0.2%
Evraz plc 121,304 995,205
Saudi Arabia - 0.4%
Delivery Hero SE *(b) 17,222 2,275,476
Singapore - 0.1%
DBS Group Holdings Ltd. 38,900 865,420
South Africa - 0.5%
Anglo American plc 68,968 2,744,525
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria
SA 349,158 2,165,823
Banco Santander SA 488,228 1,867,499
Cellnex Telecom SA (b) 2,873 183,244
Ferrovial SA 6,756 198,548
Iberdrola SA 367,302 4,479,121
8,894,235
—
Sweden - 6.1%
Assa Abloy AB, Class B 11,958 360,509
Atlas Copco AB, Class A 74,224 4,557,974
Boliden AB * 22,142 852,013
Embracer Group AB * 16,704 451,649
Epiroc AB, Class A 81,303 1,850,754
EQT AB 38,067 1,382,814

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 6.1% (continued)
Evolution AB (b) 22,869 3,617,466
H & M Hennes & Mauritz AB, Class
B * 8,210 194,983
Hexagon AB, Class B (1) 113,687 1,684,429
Husqvarna AB, Class B 32,280 429,009
Industrivarden AB, Class C 16,099 589,321
Investment AB Latour , Class B 43,535 1,429,350
Investor AB, Class B 163,308 3,764,316
L E Lundbergforetagen AB, Class B 9,185 592,806
Nibe Industrier AB, Class B 214,016 2,255,172
Sandvik AB 78,057 1,995,891
Skandinaviska Enskilda Banken
AB, Class A 77,593 1,002,975
SKF AB, Class B 51,529 1,313,381
Svenska Cellulosa AB SCA, Class
B 73,283 1,202,001
Swedbank AB, Class A 33,794 629,141
Swedish Match AB 139,890 1,193,000
Telefonaktiebolaget LM Ericsson,
Class B 104,919 1,319,242
Volvo AB, Class B 149,495 3,602,744
36,270,940
—
Switzerland - 5.4%
ABB Ltd. (Registered) 110,239 3,745,331
Chocoladefabriken Lindt &
Spruengli AG 18 179,076
Cie Financiere Richemont SA
(Registered) 26,567 3,220,681
Credit Suisse Group AG
(Registered) 125,571 1,314,468
EMS- Chemie Holding AG
(Registered) 1,114 1,094,958
Geberit AG (Registered) 2,521 1,893,703
Givaudan SA (Registered) 461 2,146,053
Holcim Ltd. * 3,361 202,023
Kuehne + Nagel International AG
(Registered) 5,019 1,717,799
Logitech International SA
(Registered) 14,824 1,800,262
Lonza Group AG (Registered) 4,420 3,133,589
Partners Group Holding AG 2,044 3,098,595
Sika AG (Registered) 11,474 3,759,318
Sonova Holding AG (Registered) 903 340,119
STMicroelectronics NV 47,150 1,714,685
Straumann Holding AG
(Registered) 869 1,386,093
UBS Group AG (Registered) 95,625 1,464,710
32,211,463
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(c) 13,256 –
United Kingdom - 4.4%
Admiral Group plc 14,798 643,893
Ashtead Group plc 46,689 3,470,314
AstraZeneca plc 11,244 1,350,902
Auto Trader Group plc *(b) 29,518 258,519
Barclays plc 1,431,131 3,396,185
Bunzl plc 17,175 568,170
CNH Industrial NV 96,684 1,603,763
INVESTMENTS SHARES VALUE ($)
United Kingdom - 4.4% (continued)
Compass Group plc * 19,750 416,091
Croda International plc 6,531 666,124
Entain plc * 115,637 2,794,210
Experian plc 5,258 203,007
Intertek Group plc 3,758 287,616
JD Sports Fashion plc 40,506 515,465
Kingfisher plc 80,860 408,108
Legal & General Group plc 45,056 160,741
London Stock Exchange Group plc 3,623 400,380
M&G plc 543,734 1,722,497
Melrose Industries plc 729,332 1,569,905
Natwest Group plc 547,319 1,540,308
Next plc * 2,529 275,241
Persimmon plc 38,639 1,582,794
Prudential plc 18,655 354,926
Rentokil Initial plc 57,001 390,410
Spirax-Sarco Engineering plc 3,450 649,797
SSE plc 23,902 496,415
St James's Place plc 17,519 358,206
26,083,987
—
United States - 1.0%
Bausch Health Cos., Inc. (1)* 5,684 166,815
Ferguson plc 7,344 1,021,751
Schneider Electric SE 19,529 3,078,639
Tenaris SA 131,566 1,439,370
5,706,575
—
Zambia - 0.4%
First Quantum Minerals Ltd. (1) 114,300 2,634,359
TOTAL COMMON STOCKS
(Cost $391,700,470) 568,295,663
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $22,291,862) 22,300,529 22,291,609
SECURITIES LENDING COLLATERAL - 0.0% (e)
Investment Companies - 0.0% (e)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(f) 12,084 12,084
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(f) 58,643 58,620
TOTAL SECURITIES LENDING COLLATERAL
(Cost $70,727) 70,704
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $414,063,059) 590,657,976
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (g) 3,495,640
NET ASSETS - 100.0% 594,153,616

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,054,687 2.7%
Consumer Discretionary 92,835,127 15.6
Consumer Staples 6,832,883 1.1
Energy 19,039,341 3.2
Financials 116,780,707 19.7
Health Care 34,147,610 5.7
Industrials 116,840,925 19.7
Information Technology 81,803,387 13.8
Materials 66,156,193 11.1
Real Estate 2,991,282 0.5
Utilities 14,813,521 2.5
Short-Term Investments 22,291,609 3.8
Securities Lending Collateral 70,704 0.0(e )
Total Investments In Securities
At Value 590,657,976 99.4
Other Assets in Excess of
Liabilities (g) 3,495,640 0.6
Net Assets
$ 594,153,616 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2021. The total value of securities on loan at June 30, 2021 was
$433,550.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $17,874,958, which represents approximately 3.01%
of net assets of the fund.
(c) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2021 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of June 30, 2021.
(e) Represents less than 0.05% of net assets.
(f) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $380,571 was received.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 172 9/2021 USD $ 19,815,260 $ (537,967)
$ (537,967)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.7%
Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.
460,472 43,132,412
Expeditors International of
Washington, Inc. 407,544 51,595,071
94,727,483
Banks - 2.8%
Bank of Hawaii Corp.
24,291 2,045,788
Citizens Financial Group, Inc.
69,397 3,183,240
Commerce Bancshares, Inc.
36,928 2,753,352
Cullen/Frost Bankers, Inc.
25,316 2,835,392
East West Bancorp, Inc.
275,308 19,736,831
First Citizens BancShares , Inc.,
Class A (a) 3,251 2,707,238
First Hawaiian, Inc.
59,900 1,697,566
JPMorgan Chase & Co.
251,958 39,189,547
M&T Bank Corp.
15,636 2,272,067
Popular, Inc.
39,070 2,932,204
Prosperity Bancshares, Inc.
31,798 2,283,096
SVB Financial Group *
132,112 73,511,080
Western Alliance Bancorp
58,080 5,392,728
160,540,129
Beverages - 3.3%
Boston Beer Co., Inc. (The), Class
A * 6,404 6,537,203
Brown-Forman Corp., Class B
28,757 2,155,050
Coca-Cola Co. (The)
1,051,532 56,898,397
Monster Beverage Corp. *
526,090 48,058,321
PepsiCo, Inc.
529,535 78,461,201
192,110,172
Biotechnology - 1.7%
AbbVie, Inc.
29,913 3,369,400
Amgen, Inc.
167,446 40,814,963
Biogen, Inc. *
116,608 40,377,852
Horizon Therapeutics plc *
31,970 2,993,671
Seagen , Inc. *
17,410 2,748,691
United Therapeutics Corp. *
22,127 3,969,805
Vertex Pharmaceuticals, Inc. *
11,076 2,233,254
96,507,636
Capital Markets - 3.9%
BlackRock, Inc.
90,932 79,562,772
CME Group, Inc.
143,628 30,546,803
Intercontinental Exchange, Inc.
287,999 34,185,481
Northern Trust Corp.
19,462 2,250,197
S&P Global, Inc.
104,478 42,882,995
SEI Investments Co.
28,634 1,774,449
T. Rowe Price Group, Inc.
190,058 37,625,782
228,828,479
Chemicals - 3.7%
Air Products and Chemicals, Inc.
114,815 33,029,979
Corteva , Inc.
233,910 10,373,908
INVESTMENTS SHARES VALUE ($)
Chemicals - 3.7% (continued)
Ecolab, Inc.
226,467 46,645,408
Linde plc (United Kingdom)
203,600 58,860,760
NewMarket Corp.
6,387 2,056,486
PPG Industries, Inc.
121,179 20,572,559
Sherwin-Williams Co. (The)
168,630 45,943,244
217,482,344
Commercial Services & Supplies - 1.5%
Cintas Corp.
43,038 16,440,516
Copart , Inc. *
38,099 5,022,591
Republic Services, Inc.
199,929 21,994,189
Rollins, Inc.
180,676 6,179,119
Waste Management, Inc.
272,924 38,239,382
87,875,797
Communications Equipment - 0.2%
Cisco Systems, Inc.
197,652 10,475,556
Ubiquiti, Inc.
10,244 3,198,074
13,673,630
Consumer Finance - 0.2%
Capital One Financial Corp.
44,497 6,883,241
Credit Acceptance Corp. *(a)
6,721 3,052,073
9,935,314
Containers & Packaging - 0.0% (b)
AptarGroup, Inc. 20,164 2,839,898
Distributors - 0.1%
Pool Corp. 7,011 3,215,665
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc. 406,807 22,793,396
Electric Utilities - 3.3%
Alliant Energy Corp.
64,297 3,585,201
American Electric Power Co., Inc.
91,812 7,766,377
Duke Energy Corp.
469,097 46,309,256
Evergy , Inc.
39,221 2,370,125
Eversource Energy
20,643 1,656,394
Exelon Corp.
342,527 15,177,372
IDACORP, Inc.
64,492 6,287,970
NextEra Energy, Inc.
1,050,019 76,945,392
OGE Energy Corp.
80,354 2,703,912
Pinnacle West Capital Corp.
120,631 9,888,123
Xcel Energy, Inc.
318,018 20,951,026
193,641,148
Electrical Equipment - 0.4%
Eaton Corp. plc
30,731 4,553,719
Emerson Electric Co.
24,265 2,335,264
Hubbell, Inc.
10,449 1,952,291
Rockwell Automation, Inc.
59,943 17,144,897
25,986,171

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
145,780 9,972,810
Cognex Corp.
201,251 16,915,146
Littelfuse , Inc.
9,392 2,392,988
National Instruments Corp.
41,890 1,771,109
SYNNEX Corp.
16,370 1,993,211
33,045,264
Entertainment - 0.6%
Activision Blizzard, Inc.
22,274 2,125,831
Electronic Arts, Inc.
33,731 4,851,530
Netflix, Inc. *
43,080 22,755,287
Spotify Technology SA *
11,489 3,166,253
32,898,901
Equity Real Estate Investment Trusts (REITs) - 0.4%
Public Storage 75,821 22,798,617
Food & Staples Retailing - 3.9%
Casey's General Stores, Inc.
84,985 16,541,480
Costco Wholesale Corp.
216,195 85,541,876
Kroger Co. (The)
1,062,131 40,690,239
Sprouts Farmers Market, Inc. *
77,252 1,919,712
Walmart, Inc.
585,245 82,531,250
227,224,557
Food Products - 4.1%
Archer-Daniels-Midland Co.
185,044 11,213,666
Flowers Foods, Inc.
364,115 8,811,583
General Mills, Inc.
256,146 15,606,976
Hershey Co. (The)
339,696 59,168,249
Hormel Foods Corp.
920,108 43,935,157
Ingredion, Inc.
31,009 2,806,315
J M Smucker Co. (The)
88,740 11,498,042
Kraft Heinz Co. (The)
234,828 9,576,286
Lamb Weston Holdings, Inc.
32,134 2,591,928
McCormick & Co., Inc.
(Non-Voting) 225,018 19,873,590
Mondelez International, Inc., Class
A 672,635 41,999,329
Pilgrim's Pride Corp. *
68,692 1,523,589
Tyson Foods, Inc., Class A
145,842 10,757,306
239,362,016
Gas Utilities - 0.1%
Atmos Energy Corp.
38,449 3,695,333
UGI Corp.
41,669 1,929,692
5,625,025
Health Care Equipment & Supplies - 6.2%
Abbott Laboratories
463,274 53,707,355
ABIOMED, Inc. *
75,215 23,475,353
Align Technology, Inc. *
25,808 15,768,688
Baxter International, Inc.
33,259 2,677,349
Becton Dickinson and Co.
9,281 2,257,046
Cooper Cos., Inc. (The)
33,784 13,387,586
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 6.2% (continued)
Danaher Corp.
181,447 48,693,117
Edwards Lifesciences Corp. *
452,812 46,897,739
IDEXX Laboratories, Inc. *
9,505 6,002,883
Intuitive Surgical, Inc. *
79,607 73,209,781
Masimo Corp. *
40,742 9,877,898
Medtronic plc
157,699 19,575,177
ResMed , Inc.
60,036 14,800,075
Stryker Corp.
70,579 18,331,484
West Pharmaceutical Services, Inc.
40,400 14,507,640
363,169,171
Health Care Providers & Services - 1.4%
Anthem, Inc.
23,064 8,805,835
Chemed Corp.
25,159 11,937,946
Guardant Health, Inc. *
14,541 1,805,847
Henry Schein, Inc. *
45,500 3,375,645
Premier, Inc., Class A
58,165 2,023,560
UnitedHealth Group, Inc.
137,321 54,988,821
82,937,654
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc. * 11,399 24,942,038
Household Durables - 0.2%
Garmin Ltd. 75,680 10,946,355
Household Products - 3.2%
Church & Dwight Co., Inc.
156,831 13,365,138
Clorox Co. (The)
147,660 26,565,510
Colgate-Palmolive Co.
746,683 60,742,662
Kimberly-Clark Corp.
18,581 2,485,766
Procter & Gamble Co. (The)
603,834 81,475,322
184,634,398
Industrial Conglomerates - 1.2%
3M Co.
211,414 41,993,163
Honeywell International, Inc.
127,725 28,016,479
Roper Technologies, Inc.
4,828 2,270,125
72,279,767
Insurance - 4.2%
Alleghany Corp. *
6,054 4,038,442
Allstate Corp. (The)
240,269 31,340,688
Aon plc, Class A
118,512 28,295,925
Arthur J Gallagher & Co.
96,160 13,470,093
Assurant, Inc.
58,831 9,188,226
Brown & Brown, Inc.
75,396 4,006,544
Chubb Ltd.
138,577 22,025,428
CNA Financial Corp.
49,390 2,246,751
Erie Indemnity Co., Class A
30,215 5,842,070
Everest Re Group Ltd.
47,975 12,090,180
First American Financial Corp.
30,741 1,916,701
Hanover Insurance Group, Inc.
(The) 19,111 2,592,216
Markel Corp. *
2,100 2,492,091
Marsh & McLennan Cos., Inc.
189,064 26,597,524

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 4.2% (continued)
Mercury General Corp.
36,788 2,389,381
Old Republic International Corp.
126,961 3,162,599
Progressive Corp. (The)
403,005 39,579,121
RenaissanceRe Holdings Ltd.
18,843 2,804,215
Travelers Cos., Inc. (The)
161,913 24,239,995
W R Berkley Corp.
39,421 2,934,105
White Mountains Insurance Group
Ltd. 5,047 5,794,107
247,046,402
Interactive Media & Services - 3.0%
Alphabet, Inc., Class A *
35,180 85,902,172
Facebook, Inc., Class A *
253,713 88,218,548
IAC/InterActiveCorp *
13,789 2,125,850
Vimeo, Inc. *
22,386 1,096,914
177,343,484
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. * 25,526 87,813,524
IT Services - 6.8%
Accenture plc, Class A
291,067 85,803,641
Akamai Technologies, Inc. *
105,026 12,246,032
Amdocs Ltd.
50,280 3,889,661
Automatic Data Processing, Inc.
118,089 23,454,837
Broadridge Financial Solutions, Inc.
13,087 2,113,943
EPAM Systems, Inc. *
31,704 16,199,476
Global Payments, Inc.
12,177 2,283,675
Jack Henry & Associates, Inc.
28,136 4,600,517
Mastercard , Inc., Class A
224,204 81,854,638
Paychex, Inc.
143,944 15,445,191
PayPal Holdings, Inc. *
188,292 54,883,352
VeriSign, Inc. *
44,991 10,244,001
Visa, Inc., Class A
362,977 84,871,282
397,890,246
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.
138,944 20,537,313
Bio-Rad Laboratories, Inc., Class
A * 2,807 1,808,522
Bio- Techne Corp.
24,584 11,069,192
Charles River Laboratories
International, Inc. * 19,595 7,248,582
Illumina, Inc. *
62,302 29,481,929
Mettler -Toledo International, Inc. *
26,122 36,187,852
QIAGEN NV *
87,784 4,246,990
Thermo Fisher Scientific, Inc.
100,213 50,554,452
Waters Corp. *
18,651 6,445,972
167,580,804
Machinery - 2.0%
Caterpillar, Inc.
92,711 20,176,695
Cummins, Inc.
80,173 19,546,979
Donaldson Co., Inc.
31,947 2,029,593
Dover Corp.
16,880 2,542,128
Fortive Corp.
27,067 1,887,652
INVESTMENTS SHARES VALUE ($)
Machinery - 2.0% (continued)
IDEX Corp.
29,273 6,441,524
Illinois Tool Works, Inc.
267,122 59,717,794
Lincoln Electric Holdings, Inc.
19,883 2,618,790
Toro Co. (The)
31,020 3,408,478
118,369,633
Media - 0.1%
Cable One, Inc.
1,135 2,171,040
John Wiley & Sons, Inc., Class A
35,473 2,134,765
4,305,805
Metals & Mining - 1.3%
Newmont Corp.
1,031,705 65,389,463
Royal Gold, Inc.
65,842 7,512,572
72,902,035
Multiline Retail - 1.7%
Dollar General Corp.
36,221 7,837,862
Target Corp.
369,299 89,274,340
97,112,202
Multi-Utilities - 2.5%
Ameren Corp.
240,894 19,281,156
CMS Energy Corp.
44,983 2,657,596
Consolidated Edison, Inc.
518,558 37,190,980
Dominion Energy, Inc.
225,412 16,583,561
DTE Energy Co.
95,657 12,397,147
MDU Resources Group, Inc.
76,093 2,384,754
Public Service Enterprise Group,
Inc. 374,039 22,345,090
Sempra Energy
67,303 8,916,301
WEC Energy Group, Inc.
275,219 24,480,730
146,237,315
Personal Products - 1.5%
Estee Lauder Cos., Inc. (The),
Class A 271,641 86,403,569
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.
37,446 2,502,142
Eli Lilly & Co.
280,018 64,269,731
Jazz Pharmaceuticals plc *
10,295 1,828,804
Johnson & Johnson
489,563 80,650,609
Merck & Co., Inc.
260,959 20,294,781
Organon & Co. *
26,095 789,635
Pfizer, Inc.
312,131 12,223,050
Zoetis, Inc.
218,092 40,643,625
223,202,377
Professional Services - 0.5%
CoStar Group, Inc. *
227,850 18,870,537
Robert Half International, Inc.
40,535 3,606,399
Verisk Analytics, Inc.
32,852 5,739,901
28,216,837

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 2.0%
JB Hunt Transport Services, Inc.
91,560 14,919,702
Landstar System, Inc.
125,621 19,850,630
Old Dominion Freight Line, Inc.
293,184 74,410,099
Union Pacific Corp.
36,731 8,078,249
117,258,680
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.
25,044 4,311,575
Broadcom, Inc.
32,808 15,644,167
Intel Corp.
384,116 21,564,272
Lam Research Corp.
19,572 12,735,501
Monolithic Power Systems, Inc.
15,625 5,835,156
NVIDIA Corp.
69,559 55,654,156
Skyworks Solutions, Inc.
165,027 31,643,927
Texas Instruments, Inc.
411,294 79,091,836
Universal Display Corp.
12,256 2,724,877
229,205,467
Software - 5.4%
Adobe, Inc. *
124,061 72,655,084
ANSYS, Inc. *
46,957 16,296,896
Cadence Design Systems, Inc. *
142,727 19,527,908
Dolby Laboratories, Inc., Class A
44,313 4,355,525
Intuit, Inc.
188,642 92,466,649
Manhattan Associates, Inc. *
33,515 4,854,313
Microsoft Corp.
330,817 89,618,325
Oracle Corp.
61,492 4,786,537
Pegasystems , Inc.
13,785 1,918,734
salesforce.com, Inc. *
19,828 4,843,386
Synopsys, Inc. *
16,359 4,511,649
315,835,006
Specialty Retail - 2.5%
AutoZone, Inc. *
3,226 4,813,902
Best Buy Co., Inc.
189,656 21,806,647
Home Depot, Inc. (The)
212,466 67,753,283
Lowe's Cos., Inc.
187,349 36,340,085
Williams-Sonoma, Inc.
80,358 12,829,155
143,543,072
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc. 617,612 84,588,140
Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica , Inc. *
90,544 33,045,843
NIKE, Inc., Class B
331,073 51,147,468
84,193,311
Tobacco - 0.9%
Altria Group, Inc.
500,171 23,848,153
Philip Morris International, Inc.
274,627 27,218,282
51,066,435
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 4,203,004
WW Grainger, Inc.
17,520 7,673,760
11,876,764
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 9,048,818
Essential Utilities, Inc.
59,677 2,727,239
11,776,057
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc. * 607,124 87,929,769
TOTAL COMMON STOCKS
(Cost $3,366,599,310) 5,641,717,959
SHORT-TERM INVESTMENTS - 3.1%
INVESTMENT COMPANIES - 3.1%
Limited Purpose Cash Investment
Fund, 0.01% (c)(d)
(Cost $180,920,394) 180,992,791 180,920,394
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(e) 720,873 720,873
Limited Purpose Cash Investment
Fund 0.01% (c)(d)(e) 3,498,399 3,496,999
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,219,271) 4,217,872
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $3,551,738,975) 5,826,856,225
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (f) 3,554,667
NET ASSETS - 100.0% 5,830,410,892

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $4,137,804.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2021.
(d) For the period ended June 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 325,271,354 5.6%
Consumer Discretionary 451,766,168 7.8
Consumer Staples 980,801,147 16.8
Financials 646,350,324 11.1
Health Care 933,397,641 16.0
Industrials 556,591,133 9.5
Information Technology 1,074,237,753 18.4
Materials 293,224,277 5.0
Real Estate 22,798,617 0.4
Utilities 357,279,545 6.1
Short-Term Investments 180,920,394 3.1
Securities Lending C ollateral 4,217,872 0.1
Total Investments In Securities
At Value 5,826,856,225 99.9
Other Assets in Excess of
Liabilities (f) 3,554,667 0.1
Net Assets
$ 5,830,410,892 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
Affiliate
Value
At
9/30/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2021
Shares
Held At
6/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 3.1%
INVESTMENT COMPANIES - 3.1%
Limited Purpose
Cash Investment
Fund,
0.01% (a)
(Cost $180,920,394) $265,863,029 $2,610,701,076 $(2,695,614,320) $(65,115) $35,724 $180,920,394 180,992,791 $39,671 $29,246
SECURITIES LENDING COLLATERAL - 0.1%
Limited Purpose
Cash Investment
Fund,
0.01% (a)(b)
(Cost $3,498,398) $10,416,705 $279,328 $(7,198,665) $(1,054) $685 $3,496,999 3,498,399 $– $–
TOTAL $(66,169) $36,409 $184,417,393 $39,671 $29,246
(a) Represents 7-day effective yield as of June 30, 2021.
(b) Securities lending income and capital gain distributions from affiliated issuers amounted to $15,213 and $893, respectively, for the period ended June 30, 2021.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 711 9/2021 USD $ 152,459,730 $ 1,758,493
$ 1,758,493

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Australia - 8.3%
Afterpay Ltd. * 1,257 111,572
AGL Energy Ltd. 16,577 101,846
Aristocrat Leisure Ltd. 6,750 217,907
AusNet Services Ltd. 348,086 456,226
BlueScope Steel Ltd. 25,125 412,847
Brambles Ltd. 12,956 111,188
Cochlear Ltd. 6,115 1,153,699
CSL Ltd. 7,038 1,505,207
Endeavour Group Ltd. (1)* 101,929 480,818
Evolution Mining Ltd. 43,158 145,819
Fortescue Metals Group Ltd. 97,658 1,705,980
Magellan Financial Group Ltd. 3,747 151,333
Newcrest Mining Ltd. 17,264 327,391
REA Group Ltd. 16,994 2,153,299
Rio Tinto plc 6,609 545,821
Sonic Healthcare Ltd. 38,075 1,097,148
South32 Ltd. 133,924 293,693
Telstra Corp. Ltd. 1,129,608 3,185,931
Treasury Wine Estates Ltd. 180,326 1,578,988
Washington H Soul Pattinson & Co.
Ltd. (a) 26,419 668,102
Wesfarmers Ltd. 45,986 2,038,700
Woolworths Group Ltd. 101,929 2,916,844
21,360,359
—
Austria - 0.3%
Mondi plc 24,674 649,624
Belgium - 1.3%
Ageas SA/NV 9,294 516,479
Etablissements Franz Colruyt NV 25,822 1,443,965
Groupe Bruxelles Lambert SA 6,816 763,196
Proximus SADP 24,134 466,487
UCB SA 1,727 180,872
3,370,999
—
Brazil - 0.5%
Wheaton Precious Metals Corp. (1) 10,094 444,931
Yara International ASA 15,382 810,544
1,255,475
—
Canada - 10.5%
Agnico Eagle Mines Ltd. (1) 4,305 260,328
Algonquin Power & Utilities Corp.
(1) 4,739 70,611
Alimentation Couche-Tard, Inc.,
Class B (1) 30,946 1,137,133
Atco Ltd., Class I (1) 2,517 89,261
Bank of Montreal (1) 1,972 202,132
Bank of Nova Scotia (The) (1) 11,152 725,294
Barrick Gold Corp. (1) 18,870 390,309
BCE, Inc. (1) 54,115 2,668,642
Canadian Imperial Bank of
Commerce (1) 19,115 2,175,958
Canadian National Railway Co. (1) 8,138 858,639
Canadian Pacific Railway Ltd. (1) 12,615 970,040
Canadian Utilities Ltd., Class A (1) 18,257 506,648
CGI, Inc. (1)* 1,230 111,520
Constellation Software, Inc. (1) 520 787,555
INVESTMENTS SHARES VALUE ($)
Canada - 10.5% (continued)
Fortis, Inc. (1) 3,565 157,802
Franco-Nevada Corp. (1) 13,943 2,023,400
George Weston Ltd. (1) 1,315 125,337
Hydro One Ltd. (1)(b) 101,830 2,461,137
Intact Financial Corp. (1) 11,764 1,598,238
Loblaw Cos. Ltd. (1) 36,680 2,257,436
Magna International, Inc. (1) 10,855 1,005,024
Manulife Financial Corp. (1) 3,644 71,728
Metro, Inc. (1) 32,581 1,562,027
Pan American Silver Corp. (1) 13,913 397,322
Rogers Communications, Inc.,
Class B (1) 10,711 569,422
Royal Bank of Canada (1) 12,411 1,257,420
Saputo, Inc. (1) 19,303 575,695
Sun Life Financial, Inc. (1) 4,802 247,615
Thomson Reuters Corp. (1) 4,998 496,453
Toromont Industries Ltd. (1) 2,069 180,261
Toronto-Dominion Bank (The) (1) 19,142 1,341,453
27,281,840
—
Chile - 0.3%
Lundin Mining Corp. (1) 96,976 874,630
China - 0.9%
BOC Hong Kong Holdings Ltd. 330,000 1,118,473
Budweiser Brewing Co. APAC Ltd.
(b) 62,000 195,223
Wilmar International Ltd. 290,100 972,634
2,286,330
—
Denmark - 4.0%
Carlsberg A/S, Class B 1,027 191,655
Coloplast A/S, Class B 16,766 2,752,695
Danske Bank A/S 69,397 1,222,145
DSV Panalpina A/S 1,792 418,321
Novo Nordisk A/S, Class B 39,799 3,331,520
Novozymes A/S, Class B 14,044 1,059,615
Orsted A/S (b) 5,642 791,919
Pandora A/S 3,271 441,304
10,209,174
—
Finland - 2.0%
Elisa OYJ 12,206 728,400
Fortum OYJ 8,088 223,119
Kone OYJ, Class B 14,784 1,206,585
Neste OYJ 21,566 1,322,902
Nokia OYJ * 79,412 425,470
Orion OYJ, Class B 23,119 993,989
UPM- Kymmene OYJ 10,003 378,693
5,279,158
—
France - 5.8%
Air Liquide SA 7,557 1,325,120
AXA SA 2,954 75,009
BioMerieux 2,193 254,807
Bouygues SA 5,251 194,496
Cie Generale des Etablissements
Michelin SCA 679 108,365
Danone SA 9,242 650,220
Dassault Systemes SE 4,660 1,130,964
Edenred 2,207 125,836

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 5.8% (continued)
Electricite de France SA 40,913 559,121
Engie SA 57,773 792,217
Hermes International 1,908 2,784,367
Ipsen SA 4,087 425,282
L'Oreal SA 8,061 3,599,993
Pernod Ricard SA 3,085 685,679
Sanofi 6,859 720,624
Suez SA 32,899 782,714
Teleperformance 320 129,949
Vivendi SE 5,853 196,656
Worldline SA *(b) 3,261 305,571
14,846,990
—
Germany - 4.5%
Allianz SE (Registered) 4,106 1,024,681
Beiersdorf AG 7,602 917,607
Carl Zeiss Meditec AG 1,202 232,353
Evonik Industries AG 4,769 160,112
Fresenius Medical Care AG & Co.
KGaA 15,082 1,253,258
FUCHS PETROLUB SE
(Preference) 12,997 632,491
Hannover Rueck SE 1,051 175,946
HelloFresh SE * 1,594 154,951
Henkel AG & Co. KGaA
(Preference) 15,328 1,618,852
Infineon Technologies AG 6,057 243,632
Merck KGaA 1,050 201,470
SAP SE 12,082 1,697,034
Siemens Healthineers AG (b) 21,072 1,291,992
Symrise AG 563 78,458
Telefonica Deutschland Holding AG 343,791 907,514
Uniper SE 22,257 820,022
United Internet AG (Registered) 2,495 102,038
11,512,411
—
Hong Kong - 3.9%
CLP Holdings Ltd. 201,000 1,986,453
Hang Seng Bank Ltd. 15,900 317,169
HK Electric Investments & HK
Electric Investments Ltd. (c) 1,740,000 1,763,195
HKT Trust & HKT Ltd. 77,000 104,880
Hong Kong & China Gas Co. Ltd. 870,487 1,351,626
MTR Corp. Ltd. 149,500 832,416
Power Assets Holdings Ltd. 435,000 2,669,186
WH Group Ltd. (b) 1,121,000 1,006,212
10,031,137
—
Italy - 1.3%
Assicurazioni Generali SpA 13,836 277,781
DiaSorin SpA 11,615 2,197,741
Enel SpA 84,730 787,385
3,262,907
—
Japan - 26.9%
ABC-Mart, Inc. 11,200 644,174
Ajinomoto Co., Inc. 4,500 116,908
Amada Co. Ltd. 14,600 148,088
Asahi Group Holdings Ltd. 3,700 172,933
Astellas Pharma, Inc. 91,100 1,587,569
INVESTMENTS SHARES VALUE ($)
Japan - 26.9% (continued)
Azbil Corp. 2,400 99,448
Bandai Namco Holdings, Inc. 13,200 913,564
Bank of Kyoto Ltd. (The) 800 36,396
Bridgestone Corp. 17,600 799,962
Calbee , Inc. 65,100 1,502,468
Canon, Inc. 9,500 214,719
Capcom Co. Ltd. 3,600 105,223
Casio Computer Co. Ltd. 8,400 140,949
Chiba Bank Ltd. (The) 15,300 92,473
Chugai Pharmaceutical Co. Ltd. 23,400 927,497
Chugoku Electric Power Co., Inc.
(The) 4,600 41,975
Cosmos Pharmaceutical Corp. 1,000 146,931
CyberAgent , Inc. 5,500 117,794
Disco Corp. 600 182,430
Eisai Co. Ltd. 10,600 1,041,739
Fast Retailing Co. Ltd. 800 601,351
FUJIFILM Holdings Corp. 20,000 1,479,370
Fujitsu Ltd. 900 168,389
Hakuhodo DY Holdings, Inc. 16,400 255,423
Hamamatsu Photonics KK 10,300 620,464
Hino Motors Ltd. 15,500 137,099
Hisamitsu Pharmaceutical Co., Inc. 7,400 365,371
Hoya Corp. 21,100 2,790,905
Iida Group Holdings Co. Ltd. 3,700 95,171
ITOCHU Corp. 22,500 649,231
Japan Post Bank Co. Ltd. 212,800 1,789,725
Japan Tobacco, Inc. 79,800 1,508,086
Kakaku.com, Inc. 7,400 222,622
Kansai Paint Co. Ltd. 12,200 311,417
Kao Corp. 10,700 659,763
KDDI Corp. 100,100 3,118,684
Keyence Corp. 1,500 755,435
Kikkoman Corp. 3,100 204,440
Kirin Holdings Co. Ltd. 16,200 316,157
Kobayashi Pharmaceutical Co. Ltd. 11,100 949,102
Koito Manufacturing Co. Ltd. 2,900 180,446
Kose Corp. 1,800 282,775
Kubota Corp. 8,500 171,953
Kyocera Corp. 10,900 673,406
Kyowa Kirin Co. Ltd. 22,000 782,441
Lawson, Inc. 5,100 236,214
Lion Corp. 29,700 503,434
Makita Corp. 2,200 103,592
McDonald's Holdings Co. Japan
Ltd. 9,900 436,260
Medipal Holdings Corp. 73,800 1,410,949
MEIJI Holdings Co. Ltd. 6,400 383,520
Mitsubishi Electric Corp. 6,100 88,555
Mitsui & Co. Ltd. 7,900 177,953
Mizuho Financial Group, Inc. 36,010 516,113
Murata Manufacturing Co. Ltd. 1,500 114,262
Nexon Co. Ltd. 63,600 1,415,387
NH Foods Ltd. 2,100 81,632
Nintendo Co. Ltd. 3,600 2,083,223
Nippon Paint Holdings Co. Ltd. 5,500 74,405
Nippon Telegraph & Telephone
Corp. 111,400 2,912,574
Nissan Chemical Corp. 5,200 254,176
Nisshin Seifun Group, Inc. 6,700 98,226

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 26.9% (continued)
Nissin Foods Holdings Co. Ltd. 7,100 511,250
Nitori Holdings Co. Ltd. 4,900 865,326
Nitto Denko Corp. 11,100 826,622
Nomura Research Institute Ltd. 20,761 685,666
Obayashi Corp. 8,700 69,363
Obic Co. Ltd. 1,000 185,979
Omron Corp. 12,600 997,629
Ono Pharmaceutical Co. Ltd. 3,400 75,821
Oracle Corp. Japan 4,500 343,839
Osaka Gas Co. Ltd. 72,000 1,343,441
Otsuka Corp. 11,800 618,559
Otsuka Holdings Co. Ltd. 12,600 523,177
PeptiDream , Inc. * 8,500 415,402
Pigeon Corp. 3,300 93,073
Pola Orbis Holdings, Inc. 24,300 640,740
Recruit Holdings Co. Ltd. 13,300 652,216
Renesas Electronics Corp. * 97,100 1,047,938
Rinnai Corp. 11,800 1,123,149
Ryohin Keikaku Co. Ltd. 7,000 146,846
Secom Co. Ltd. 7,800 594,521
Sekisui House Ltd. 5,600 114,995
Seven & i Holdings Co. Ltd. 41,300 1,978,305
Shimamura Co. Ltd. 6,100 585,225
Shin-Etsu Chemical Co. Ltd. 600 100,356
Shionogi & Co. Ltd. 14,300 745,259
Shizuoka Bank Ltd. (The) 124,400 965,367
SMC Corp. 500 295,797
SoftBank Corp. 154,200 2,016,163
Square Enix Holdings Co. Ltd. 7,200 355,571
Sumitomo Dainippon Pharma Co.
Ltd. 7,400 155,209
Sundrug Co. Ltd. 32,000 1,017,140
Suntory Beverage & Food Ltd. 51,100 1,926,078
Suzuken Co. Ltd. 1,300 38,107
Suzuki Motor Corp. 1,800 76,283
Sysmex Corp. 11,500 1,364,299
T&D Holdings, Inc. 21,600 280,301
Taisho Pharmaceutical Holdings
Co. Ltd. 4,000 214,129
TIS, Inc. 29,700 757,982
Toho Gas Co. Ltd. 10,200 500,759
Tohoku Electric Power Co., Inc. 11,600 90,949
Tokyo Electron Ltd. 1,100 475,623
Tokyo Gas Co. Ltd. 29,100 548,875
Toyo Suisan Kaisha Ltd. 37,000 1,426,074
Toyota Motor Corp. 3,800 332,174
Trend Micro, Inc. 1,900 99,491
Unicharm Corp. 36,900 1,486,342
USS Co. Ltd. 24,500 428,270
Yakult Honsha Co. Ltd. 3,400 192,516
Yamada Holdings Co. Ltd. 72,900 337,099
Yamazaki Baking Co. Ltd. 6,600 93,161
69,771,397
—
Luxembourg - 0.0% (d)
Eurofins Scientific SE * 925 105,800
Macau - 0.1%
Galaxy Entertainment Group Ltd. * 32,000 255,875
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.1%
Adyen NV *(b) 206 505,180
Akzo Nobel NV 3,253 402,789
ASML Holding NV 2,274 1,569,786
Koninklijke Ahold Delhaize NV 41,543 1,237,132
Randstad NV 21,514 1,649,270
5,364,157
—
Norway - 1.5%
Gjensidige Forsikring ASA 32,786 722,882
Mowi ASA 23,298 593,156
Norsk Hydro ASA 35,780 228,434
Orkla ASA 129,013 1,314,790
Telenor ASA 62,827 1,059,581
3,918,843
—
Russia - 0.2%
Coca-Cola HBC AG 17,525 634,346
Singapore - 2.8%
DBS Group Holdings Ltd. 76,300 1,697,470
Genting Singapore Ltd. 440,800 274,562
Oversea-Chinese Banking Corp.
Ltd. 285,500 2,544,302
Singapore Telecommunications Ltd. 557,000 948,561
United Overseas Bank Ltd. 79,800 1,536,740
Venture Corp. Ltd. 7,500 107,295
7,108,930
—
Spain - 0.9%
Endesa SA 11,031 267,786
Iberdrola SA 72,838 888,234
Industria de Diseno Textil SA 2,745 96,917
Red Electrica Corp. SA 54,683 1,015,256
2,268,193
—
Sweden - 3.6%
Atlas Copco AB, Class A 8,423 517,243
Boliden AB * 1,906 73,342
Essity AB, Class B 46,471 1,541,451
ICA Gruppen AB 8,828 410,861
Industrivarden AB, Class A 22,799 886,724
Investor AB, Class B 91,004 2,097,681
L E Lundbergforetagen AB, Class B 10,068 649,795
Securitas AB, Class B 28,881 456,231
Svenska Cellulosa AB SCA, Class
B 9,174 150,474
Swedish Match AB 104,080 887,607
Tele2 AB, Class B 22,824 311,181
Telefonaktiebolaget LM Ericsson,
Class B 6,843 86,043
Telia Co. AB 104,150 462,578
Volvo AB, Class B 28,812 694,353
9,225,564
—
Switzerland - 6.3%
Barry Callebaut AG (Registered) 152 353,259
Chocoladefabriken Lindt &
Spruengli AG 35 348,203
EMS- Chemie Holding AG
(Registered) 590 579,915
Geberit AG (Registered) 467 350,797

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.3% (continued)
Givaudan SA (Registered) 31 144,312
Holcim Ltd. * 2,899 174,253
Kuehne + Nagel International AG
(Registered) 4,434 1,517,578
Logitech International SA
(Registered) 3,425 415,940
Lonza Group AG (Registered) 470 333,210
Nestle SA (Registered) 20,435 2,547,164
Novartis AG (Registered) 10,651 971,654
Partners Group Holding AG 394 597,283
Roche Holding AG 6,493 2,446,810
Schindler Holding AG 2,064 631,658
SGS SA (Registered) 186 574,269
Sika AG (Registered) 1,671 547,483
Sonova Holding AG (Registered) 4,383 1,650,878
Straumann Holding AG
(Registered) 73 116,438
Swisscom AG (Registered) 2,908 1,661,598
Zurich Insurance Group AG 603 242,204
16,204,906
—
United Kingdom - 6.6%
Admiral Group plc 43,723 1,902,482
Ashtead Group plc 2,439 181,287
Associated British Foods plc 26,661 818,409
AstraZeneca plc 12,923 1,552,624
Auto Trader Group plc *(b) 20,768 181,886
Aviva plc 105,018 589,566
British American Tobacco plc 9,648 374,589
Burberry Group plc * 2,826 80,821
Diageo plc 41,987 2,012,374
Direct Line Insurance Group plc 341,810 1,348,172
GlaxoSmithKline plc 17,766 349,264
Halma plc 12,825 477,799
Intertek Group plc 1,004 76,841
J Sainsbury plc 230,061 865,921
Kingfisher plc 115,906 584,989
National Grid plc 71,175 905,323
Next plc * 5,272 573,772
Ocado Group plc * 4,578 126,847
Persimmon plc 19,831 812,350
Reckitt Benckiser Group plc 19,630 1,734,314
Smith & Nephew plc 27,031 586,228
Tesco plc 69,105 213,478
Unilever plc 8,961 523,623
Wm Morrison Supermarkets plc 44,002 150,161
17,023,120
—
United States - 0.4%
Ferguson plc 3,146 437,694
QIAGEN NV * 9,673 467,579
905,273
—
Zambia - 0.2%
First Quantum Minerals Ltd. (1) 23,363 538,465
TOTAL COMMON STOCKS
(Cost $187,676,019) 245,545,903
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment
Fund, 0.01% (1)(e)
(Cost $10,063,655) 10,067,682 10,063,655
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(e)(f) 108,052 108,052
Limited Purpose Cash Investment
Fund 0.01% (1)(e)(f) 524,376 524,166
TOTAL SECURITIES LENDING COLLATERAL
(Cost $632,427) 632,218
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $198,372,101) 256,241,776
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% (g) 1,746,781
NET ASSETS - 100.0% 257,988,557
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 28,311,321 11.0%
Consumer Discretionary 17,377,995 6.7
Consumer Staples 55,004,426 21.3
Energy 1,991,004 0.8
Financials 31,757,725 12.3
Health Care 38,611,014 15.0
Industrials 15,573,933 6.1
Information Technology 17,621,827 6.8
Materials 17,323,572 6.7
Utilities 21,973,086 8.5
Short-Term Investments 10,063,655 3.9
Securities Lending Collateral 632,218 0.2
Total Investments In Securities
At Value 256,241,776 99.3
Other Assets in Excess of
Liabilities (g) 1,746,781 0.7
Net Assets
$ 257,988,557 100.0%

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $602,689.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $6,739,120, which represents approximately 2.61% of net assets of the fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $1,763,195 or 0.68% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of June 30, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $7,186 was received.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 92 9/2021 USD $ 10,598,860 $ (281,044)
$ (281,044)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.7%
Australia - 3.3%
ASX Ltd. (2) 891 51,941
Aurizon Holdings Ltd. (2) 226,934 632,090
Australia & New Zealand Banking
Group Ltd. (2) 4,343 91,672
BHP Group Ltd. (2) 14,837 539,775
BHP Group plc (2) 43,560 1,288,983
BlueScope Steel Ltd. (2) 32,444 533,111
Dexus , REIT (2) 14,068 112,146
Fortescue Metals Group Ltd. (2) 109,911 1,920,027
Goodman Group, REIT (2) 25,367 401,450
GPT Group (The), REIT (2) 42,925 157,026
Lendlease Corp. Ltd. (2) 2,927 25,151
Mirvac Group, REIT (2) 95,677 208,610
Newcrest Mining Ltd. (2) 4,406 83,555
Rio Tinto plc (2) 32,920 2,718,780
Scentre Group, REIT (2) 90,560 185,315
Sonic Healthcare Ltd. (2) 10,245 295,214
South32 Ltd. (2) 532,078 1,166,840
Stockland, REIT (2) 49,658 172,922
Suncorp Group Ltd. (2) 38,242 318,375
Vicinity Centres , REIT (2) 97,628 112,561
Westpac Banking Corp. (2) 4,699 90,934
11,106,478
—
Austria - 0.0% (a)
Mondi plc (2) 6,188 162,919
Belgium - 0.1%
Proximus SADP (2) 23,230 449,013
Canada - 2.7%
Barrick Gold Corp. 60,183 1,244,831
Canadian Tire Corp. Ltd., Class A 829 131,185
CGI, Inc. * 4,058 367,924
Great-West Lifeco , Inc. 1,345 39,951
Kinross Gold Corp. 405,135 2,568,861
Manulife Financial Corp. 46,495 915,197
Onex Corp. 13,074 949,331
Power Corp. of Canada 7,139 225,642
RioCan , REIT 11,451 203,967
Ritchie Bros Auctioneers, Inc. 7,099 420,866
TC Energy Corp. 16,274 805,298
Yamana Gold, Inc. 319,271 1,344,462
9,217,515
—
China - 0.2%
NXP Semiconductors NV 2,629 540,838
Denmark - 0.7%
AP Moller - Maersk A/S, Class B (2) 131 377,137
Danske Bank A/S (2) 5,712 100,594
Pandora A/S (2) 14,548 1,962,729
2,440,460
—
Finland - 0.4%
Kone OYJ, Class B (2) 4,580 373,793
Orion OYJ, Class B (2) 3,599 154,737
UPM- Kymmene OYJ (2) 12,086 457,550
INVESTMENTS SHARES VALUE ($)
Finland - 0.4% (continued)
Wartsila OYJ Abp (2) 13,353 198,388
1,184,468
—
France - 3.2%
Atos SE (2) 30,774 1,873,905
BNP Paribas SA (2) 9,012 565,590
Carrefour SA (2) 149,366 2,939,437
Cie de Saint-Gobain (2) 18,387 1,213,466
Cie Generale des Etablissements
Michelin SCA (2) 1,887 301,156
CNP Assurances (2) 27,150 462,729
Electricite de France SA (2) 27,770 379,507
Ipsen SA (2) 2,260 235,169
La Francaise des Jeux SAEM (2)(b) 2,429 142,868
Orange SA (2) 83,149 948,962
Publicis Groupe SA (2) 12,172 778,947
SEB SA (2) 1,455 263,214
Societe Generale SA (2) 5,908 174,767
Sodexo SA (2)* 1,011 94,488
Unibail - Rodamco -Westfield, REIT
(2)* 3,473 301,095
10,675,300
—
Germany - 1.5%
Bayerische Motoren Werke AG (2) 15,458 1,638,789
Brenntag SE (2) 3,532 328,732
Commerzbank AG (2)* 19,998 142,019
Daimler AG (Registered) (2) 3,032 270,935
E.ON SE (2) 17,070 197,494
Fresenius Medical Care AG & Co.
KGaA (2) 1,635 135,862
Fresenius SE & Co. KGaA (2) 1,365 71,239
HelloFresh SE (2)* 14,493 1,408,853
HOCHTIEF AG (2) 2,218 170,589
Knorr- Bremse AG (2) 847 97,453
LANXESS AG (2) 2,244 154,004
Porsche Automobil Holding SE
(Preference) (2) 865 92,858
Uniper SE (2) 8,353 307,752
Volkswagen AG (Preference) (2) 666 166,987
5,183,566
—
Hong Kong - 0.7%
CK Infrastructure Holdings Ltd. (2) 2,749 16,376
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 313,662
Link, REIT (2) 18,329 177,339
WH Group Ltd. (2)(b) 1,955,500 1,755,262
2,262,639
—
Italy - 0.7%
Atlantia SpA (2)* 7,593 137,874
DiaSorin SpA (2) 535 101,230
Prysmian SpA (2) 9,722 348,884
Telecom Italia SpA (2) 2,950,945 1,468,296
UniCredit SpA (2) 37,418 442,382
2,498,666
—

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 5.1%
Aisin Corp. (2) 19,000 814,672
Brother Industries Ltd. (2) 32,400 647,139
Chubu Electric Power Co., Inc. (2) 10,700 130,911
Daito Trust Construction Co. Ltd.
(2) 486 53,024
Daiwa House Industry Co. Ltd. (2) 2,451 73,698
Disco Corp. (2) 800 243,239
ENEOS Holdings, Inc. (2) 104,300 437,101
Honda Motor Co. Ltd. (2) 24,000 771,918
Hulic Co. Ltd. (2) 1,500 16,851
Ibiden Co. Ltd. (2) 6,000 322,941
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 231,970
Japan Post Insurance Co. Ltd. (2) 7,900 146,174
Japan Real Estate Investment
Corp., REIT (2) 30 184,245
Kajima Corp. (2) 65,100 826,107
Lion Corp. (2) 6,700 113,569
Marubeni Corp. (2) 64,200 559,083
Mazda Motor Corp. (2)* 18,900 178,312
Mitsubishi Corp. (2) 8,800 240,383
Mitsubishi Estate Co. Ltd. (2) 5,764 93,167
Mitsui Fudosan Co. Ltd. (2) 4,598 106,323
NGK Spark Plug Co. Ltd. (2) 7,600 112,986
Nintendo Co. Ltd. (2) 4,400 2,546,160
Nippon Building Fund, Inc., REIT
(2) 21 130,842
Nippon Express Co. Ltd. (2) 2,200 167,760
Nippon Telegraph & Telephone
Corp. (2) 7,792 203,723
Nippon Yusen KK (2) 10,600 537,930
Nitto Denko Corp. (2) 2,300 171,282
Nomura Holdings, Inc. (2) 26,600 135,380
Nomura Real Estate Holdings, Inc.
(2) 1,000 25,329
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 187,251
Obayashi Corp. (2) 131,900 1,051,607
Renesas Electronics Corp. (2)* 25,200 271,968
Resona Holdings, Inc. (2) 176,900 682,065
Rohm Co. Ltd. (2) 6,000 552,167
Sekisui House Ltd. (2) 9,700 199,187
Shimizu Corp. (2) 56,000 430,359
Shinsei Bank Ltd. (2) 31,700 416,855
Sony Group Corp. (2) 2,400 232,721
Subaru Corp. (2) 30,000 594,585
Sumitomo Mitsui Financial Group,
Inc. (2) 2,700 93,074
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 93,847
Taiheiyo Cement Corp. (2) 17,100 375,885
Taisei Corp. (2) 18,100 594,049
Tokyo Electric Power Co. Holdings,
Inc. (2)* 141,300 420,760
Tosoh Corp. (2) 9,100 156,910
Yamada Holdings Co. Ltd. (2) 43,900 202,999
Yamato Holdings Co. Ltd. (2) 5,100 144,911
16,923,419
—
INVESTMENTS SHARES VALUE ($)
Malta - 0.0%
BGP Holdings plc (3)*(c) 96,388 –
Netherlands - 1.7%
ASML Holding NV (2) 1,285 887,060
ING Groep NV (2) 19,668 261,080
Koninklijke Ahold Delhaize NV (2) 128,195 3,817,592
NN Group NV (2) 8,911 420,950
Royal Dutch Shell plc, Class B (2) 22,741 441,466
5,828,148
—
Russia - 0.4%
Evraz plc (2) 162,823 1,335,836
Singapore - 0.0% (a)
Singapore Exchange Ltd. (2) 4,067 33,874
South Africa - 0.1%
Anglo American plc (2) 5,745 228,618
Spain - 1.3%
Banco Santander SA (2) 97,211 371,837
Enagas SA (2) 73,722 1,703,933
Endesa SA (2) 64,401 1,563,385
Red Electrica Corp. SA (2) 16,022 297,467
Repsol SA (2) 43,830 550,619
4,487,241
—
Sweden - 1.9%
Autoliv , Inc. 18,127 1,772,096
Electrolux AB, Series B (2) 50,199 1,391,112
Husqvarna AB, Class B (2) 40,854 542,959
Investor AB, Class B (2) 8,816 203,212
Kinnevik AB, Class B (2)* 1,380 55,261
Skanska AB, Class B (2) 7,160 190,092
Svenska Handelsbanken AB, Class
A (2) 123,407 1,393,012
Swedbank AB, Class A (2) 30,705 571,633
Telefonaktiebolaget LM Ericsson,
Class B (2) 12,011 151,025
6,270,402
—
Switzerland - 1.7%
Adecco Group AG (Registered) (2) 11,559 786,495
Credit Suisse Group AG
(Registered) (2) 45,795 479,379
Holcim Ltd. (2)* 24,036 1,444,757
Logitech International SA
(Registered) (2) 1,916 232,684
Novartis AG (Registered) (2) 2,058 187,744
Roche Holding AG (2) 3,171 1,194,954
SGS SA (Registered) (2) 37 114,236
STMicroelectronics NV (2) 2,632 95,717
Swatch Group AG (The) (2) 342 117,448
Swiss Life Holding AG (Registered)
(2) 1,944 945,666
5,599,080
—
United Kingdom - 3.6%
3i Group plc (2) 9,545 154,905
Aviva plc (2) 644,802 3,619,889
BAE Systems plc (2) 29,116 210,393
Barclays plc (2) 62,474 148,256

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 3.6% (continued)
Barratt Developments plc (2) 15,135 145,730
CK Hutchison Holdings Ltd. (2) 412,000 3,207,341
Direct Line Insurance Group plc (2) 52,454 206,890
Entain plc (2)* 31,061 750,547
Imperial Brands plc (2) 4,260 91,857
Kingfisher plc (2) 265,587 1,340,443
M&G plc (2) 434,915 1,377,769
Sage Group plc (The) (2) 84,668 801,996
12,056,016
—
United States - 57.4%
Accenture plc, Class A 412 121,453
Adobe, Inc. * 1,745 1,021,942
AES Corp. (The) 3,831 99,874
Alexion Pharmaceuticals, Inc. * 1,287 236,435
Alleghany Corp. * 502 334,869
Allegion plc 799 111,301
Allstate Corp. (The) 27,920 3,641,885
Alphabet, Inc., Class A * 41 100,113
Alphabet, Inc., Class C * 1,481 3,711,860
Altria Group, Inc. 35,971 1,715,097
Amazon.com, Inc. * 1,206 4,148,833
AMERCO 269 158,549
American Tower Corp., REIT 4,396 1,187,535
AmerisourceBergen Corp. 20,961 2,399,825
AMETEK, Inc. 2,400 320,400
Anthem, Inc. 3,209 1,225,196
Apple, Inc. 111,302 15,243,921
Applied Materials, Inc. 11,626 1,655,542
Arch Capital Group Ltd. * 15,469 602,363
Arrow Electronics, Inc. * 21,400 2,435,962
AT&T, Inc. 40,895 1,176,958
Autodesk, Inc. * 1,861 543,226
AutoZone, Inc. * 1,116 1,665,318
AvalonBay Communities, Inc., REIT 811 169,248
Bank of New York Mellon Corp.
(The) 31,509 1,614,206
Berkshire Hathaway, Inc., Class B * 7,962 2,212,799
Best Buy Co., Inc. 23,526 2,705,019
Booz Allen Hamilton Holding Corp. 9,159 780,164
Broadcom, Inc. 3,369 1,606,474
Cardinal Health, Inc. 53,333 3,044,781
CarMax, Inc. * 913 117,914
CDW Corp. 5,135 896,828
Chubb Ltd. 12,278 1,951,465
Cisco Systems, Inc. 79,992 4,239,576
Citigroup, Inc. 13,822 977,907
Citizens Financial Group, Inc. 5,622 257,881
Cognizant Technology Solutions
Corp., Class A 5,516 382,038
Crown Castle International Corp.,
REIT 1,970 384,347
Crown Holdings, Inc. 11,042 1,128,603
Dell Technologies, Inc., Class C * 9,070 904,007
Digital Realty Trust, Inc., REIT 849 127,741
Dollar General Corp. 4,100 887,199
Dollar Tree, Inc. * 14,527 1,445,437
Dominion Energy, Inc. 2,420 178,039
Dover Corp. 1,210 182,226
Eaton Corp. plc 988 146,402
INVESTMENTS SHARES VALUE ($)
United States - 57.4% (continued)
Edison International 12,191 704,884
Entergy Corp. 5,677 565,997
Equinix , Inc., REIT 222 178,177
Equity Residential, REIT 2,048 157,696
Everest Re Group Ltd. 3,352 844,738
Exxon Mobil Corp. 1,524 96,134
Facebook, Inc., Class A * 17,247 5,996,953
FedEx Corp. 6,902 2,059,074
Fidelity National Financial, Inc. 31,038 1,348,911
Ford Motor Co. * 93,323 1,386,780
Fortune Brands Home & Security,
Inc. 1,658 165,153
Garmin Ltd. 8,911 1,288,887
Generac Holdings, Inc. * 609 252,826
General Dynamics Corp. 1,888 355,435
General Motors Co. * 25,984 1,537,473
Genuine Parts Co. 10,372 1,311,747
Global Payments, Inc. 5,733 1,075,167
Goldman Sachs Group, Inc. (The) 4,611 1,750,013
Hologic , Inc. * 13,466 898,452
HP, Inc. 47,584 1,436,561
Humana, Inc. 587 259,877
Huntington Ingalls Industries, Inc. 5,013 1,056,490
Intel Corp. 86,010 4,828,601
International Business Machines
Corp. 9,863 1,445,817
Johnson & Johnson 9,714 1,600,284
Johnson Controls International plc 4,389 301,217
JPMorgan Chase & Co. 12,211 1,899,299
Juniper Networks, Inc. 5,103 139,567
KeyCorp 7,597 156,878
Kimberly-Clark Corp. 2,976 398,129
KLA Corp. 4,671 1,514,385
Knight-Swift Transportation
Holdings, Inc. 30,709 1,396,031
L Brands, Inc. 17,398 1,253,700
L3Harris Technologies, Inc. 2,771 598,952
Lam Research Corp. 1,169 760,668
Lennar Corp., Class A 9,858 979,392
LKQ Corp. * 4,519 222,425
Lockheed Martin Corp. 10,813 4,091,099
Lowe's Cos., Inc. 18,288 3,547,323
Markel Corp. * 1,960 2,325,952
Masco Corp. 2,812 165,655
Maxim Integrated Products, Inc. * 1,651 173,949
McDonald's Corp. 4,613 1,065,557
McKesson Corp. 13,328 2,548,847
Merck & Co., Inc. 29,193 2,270,340
Microsoft Corp. 40,250 10,903,724
Moderna , Inc. * 2,949 692,956
Mohawk Industries, Inc. * 589 113,200
Mosaic Co. (The) 4,492 143,340
NIKE, Inc., Class B 2,216 342,350
Nordson Corp. 3,002 658,969
Northrop Grumman Corp. 4,046 1,470,438
NVR, Inc. * 181 900,167
Old Dominion Freight Line, Inc. 1,277 324,103
Omnicom Group, Inc. 1,475 117,985
Oracle Corp. 46,346 3,607,573
O'Reilly Automotive, Inc. * 1,650 934,247

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 57.4% (continued)
Organon & Co. * 3,634 109,965
PACCAR, Inc. 5,376 479,808
PayPal Holdings, Inc. * 5,361 1,562,624
Pfizer, Inc. 40,451 1,584,061
Philip Morris International, Inc. 4,113 407,639
Procter & Gamble Co. (The) 15,417 2,080,216
Progressive Corp. (The) 6,664 654,471
Prologis, Inc., REIT 2,980 356,199
Public Storage, REIT 2,484 746,914
PulteGroup, Inc. 48,881 2,667,436
Qorvo , Inc. * 4,672 914,077
QUALCOMM, Inc. 6,386 912,751
Republic Services, Inc. 1,680 184,817
Ross Stores, Inc. 6,005 744,620
Sealed Air Corp. 3,238 191,852
Sensata Technologies Holding plc * 14,938 865,956
Simon Property Group, Inc., REIT 1,723 224,817
Skyworks Solutions, Inc. 8,080 1,549,340
SS&C Technologies Holdings, Inc. 14,799 1,066,416
State Street Corp. 5,445 448,015
Stellantis NV (2) 10,244 201,467
Stellantis NV (2) 56,906 1,119,534
Synopsys, Inc. * 4,358 1,201,893
Target Corp. 17,029 4,116,590
Tesla, Inc. * 2,341 1,591,178
Texas Instruments, Inc. 10,893 2,094,724
Thermo Fisher Scientific, Inc. 3,459 1,744,962
TJX Cos., Inc. (The) 5,973 402,700
Travelers Cos., Inc. (The) 6,320 946,167
Tyson Foods, Inc., Class A 24,982 1,842,672
United Parcel Service, Inc., Class B 4,362 907,165
US Bancorp 19,764 1,125,955
VeriSign, Inc. * 1,371 312,163
Vertex Pharmaceuticals, Inc. * 6,235 1,257,163
Walgreens Boots Alliance, Inc. 6,618 348,173
Walmart, Inc. 34,298 4,836,704
Wells Fargo & Co. 11,217 508,018
Welltower , Inc., REIT 3,001 249,383
Western Union Co. (The) 8,044 184,771
Westrock Co. 12,438 661,950
Zebra Technologies Corp., Class
A * 333 176,320
192,400,948
—
TOTAL COMMON STOCKS
(Cost $213,516,433) 290,885,444
SHORT-TERM INVESTMENTS - 8.7%
INVESTMENT COMPANIES - 8.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (d)(e) 6,676,155 6,676,155
Limited Purpose Cash Investment
Fund, 0.01% (d) 22,651,148 22,642,087
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,318,242) 29,318,242
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.0% (a)
Investment Companies - 0.0% (a)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(d)(f) 162 162
Limited Purpose Cash Investment
Fund 0.01% (d)(f) 784 783
TOTAL SECURITIES LENDING COLLATERAL
(Cost $946) 945
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.4%
(Cost $242,835,621) 320,204,631
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.6% (g) 15,492,674
NET ASSETS - 100.0% 335,697,305
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 17,498,974 5.2%
Consumer Discretionary 52,338,268 15.6
Consumer Staples 20,346,347 6.1
Energy 2,330,618 0.7
Financials 40,203,738 12.0
Health Care 22,249,293 6.6
Industrials 30,392,246 9.0
Information Technology 71,900,665 21.4
Materials 20,022,732 6.0
Real Estate 7,036,184 2.1
Utilities 6,566,379 2.0
Short-Term Investments 29,318,242 8.7
Securities Lending Collateral 945 0.0(a)
Total Investments In Securities
At Value 320,204,631 95.4
Other Assets in Excess of
Liabilities (g) 15,492,674 4.6
Net Assets
$ 335,697,305 100.0%

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $1,898,130, which represents approximately 0.57% of net assets of the fund.
(c) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of June 30, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $10 was received.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 09/17/2021 CHF (238,500) $ 620
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/28/2021 ILS 1,851,234 1,221
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 2,326,170 48,332
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.90%) Monthly JPMC 09/15/2021 EUR (4,886,994) 164,526
214,699
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/29/2021 HKD 48,671,000 (91,075)
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 USD 12,514 (38)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 328,223 $ (10,089)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 JPY 520,020,113 (34,787)
(135,989)
$ 78,710
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 27 7/2021 EUR $ 4,669,936 $ (24,240)
Amsterdam Exchange Index 36 7/2021 EUR 6,226,582 (10,697)
CAC 40 10 Euro Index 206 7/2021 EUR 15,889,406 (279,323)
MSCI Singapore Index 38 7/2021 SGD 1,004,469 2,885
OMXS30 Index 105 7/2021 SEK 2,780,173 (25,897)
DAX Index 1 9/2021 EUR 460,308 (6,354)
DAX Index 7 9/2021 EUR 3,222,157 (5,527)
FTSE/MIB Index 4 9/2021 EUR 592,970 (3,035)
FTSE/MIB Index 61 9/2021 EUR 9,042,790 (213,731)
S&P 500 E-Mini Index 148 9/2021 USD 31,735,640 274,911
TOPIX Index 203 9/2021 JPY 35,503,759 (270,106)
(561,114)
Short Contracts
IBEX 35 Index (48) 7/2021 EUR (5,001,949) 211,746
IBEX 35 Index (193) 7/2021 EUR (20,112,003) 854,047
FTSE 100 Index (398) 9/2021 GBP (38,431,379) 649,588
S&P/TSX 60 Index (7) 9/2021 CAD (1,358,325) (9,352)
SPI 200 Index (121) 9/2021 AUD (16,386,089) 146,066
1,852,095
$ 1,290,981

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 501,500 USD 64,597 CITG 9/15/2021 $ 4
HKD 501,500 USD 64,597 JPMC 9/15/2021 3
USD 14,286,497 AUD 18,691,500 CITG 9/15/2021 264,228
USD 14,286,479 AUD 18,691,500 JPMC 9/15/2021 264,209
USD 5,586,767 CAD 6,881,500 CITG 9/15/2021 35,559
USD 5,586,760 CAD 6,881,500 JPMC 9/15/2021 35,551
USD 13,465,241 CHF 12,052,004 CITG 9/15/2021 412,975
USD 13,465,215 CHF 12,051,996 JPMC 9/15/2021 412,957
USD 358,964 DKK 2,214,000 CITG 9/15/2021 5,400
USD 358,963 DKK 2,214,000 JPMC 9/15/2021 5,400
USD 9,948,191 EUR 8,314,000 CITG 9/15/2021 74,235
USD 9,948,178 EUR 8,314,000 JPMC 9/15/2021 74,222
USD 13,114,323 GBP 9,262,504 CITG 9/15/2021 299,278
USD 13,114,300 GBP 9,262,499 JPMC 9/15/2021 299,261
USD 863,483 HKD 6,701,000 CITG 9/15/2021 296
USD 863,482 HKD 6,701,000 JPMC 9/15/2021 296
USD 9,465,952 JPY 1,043,907,000 CITG 9/15/2021 63,277
USD 9,465,940 JPY 1,043,907,000 JPMC 9/15/2021 63,265
USD 24,681,662 NOK 205,073,000 CITG 9/15/2021 856,632
USD 24,681,631 NOK 205,072,999 JPMC 9/15/2021 856,600
USD 24,876,385 NZD 34,361,503 CITG 9/15/2021 863,364
USD 24,876,349 NZD 34,361,496 JPMC 9/15/2021 863,333
USD 330,059 SEK 2,746,000 CITG 9/15/2021 8,962
USD 330,058 SEK 2,746,000 JPMC 9/15/2021 8,962
USD 24,344 SGD 32,500 CITG 9/15/2021 174
USD 24,343 SGD 32,500 JPMC 9/15/2021 173
USD 33,798 ILS 109,750 CITG 9/17/2021 103
USD 33,798 ILS 109,751 JPMC 9/17/2021 103
Total unrealized appreciation 5,768,822
AUD 36,235,500 USD 28,090,910 CITG 9/15/2021 (907,222)
AUD 36,235,500 USD 28,090,945 JPMC 9/15/2021 (907,254)
CAD 29,792,502 USD 24,628,027 CITG 9/15/2021 (594,841)
CAD 29,792,496 USD 24,628,053 JPMC 9/15/2021 (594,869)
CHF 5,426,000 USD 5,914,669 CITG 9/15/2021 (38,335)
CHF 5,426,000 USD 5,914,677 JPMC 9/15/2021 (38,342)
DKK 2,446,500 USD 396,238 CITG 9/15/2021 (5,545)
DKK 2,446,500 USD 396,238 JPMC 9/15/2021 (5,545)
EUR 27,007,506 USD 32,986,511 CITG 9/15/2021 (911,585)
EUR 27,007,494 USD 32,986,538 JPMC 9/15/2021 (911,625)
GBP 5,215,500 USD 7,319,711 CITG 9/15/2021 (103,858)
GBP 5,215,500 USD 7,319,721 JPMC 9/15/2021 (103,869)
HKD 3,517,000 USD 453,215 CITG 9/15/2021 (173)
HKD 3,517,000 USD 453,215 JPMC 9/15/2021 (174)
JPY 1,350,593,000 USD 12,386,445 CITG 9/15/2021 (221,388)
JPY 1,350,593,000 USD 12,386,460 JPMC 9/15/2021 (221,406)
NOK 27,762,500 USD 3,246,974 CITG 9/15/2021 (21,574)
NOK 27,762,500 USD 3,246,978 JPMC 9/15/2021 (21,579)
NZD 8,743,500 USD 6,190,351 CITG 9/15/2021 (80,088)
NZD 8,743,500 USD 6,190,359 JPMC 9/15/2021 (80,095)
SEK 134,755,500 USD 16,101,632 CITG 9/15/2021 (344,349)
SEK 134,755,499 USD 16,101,652 JPMC 9/15/2021 (344,367)
SGD 781,503 USD 588,674 CITG 9/15/2021 (7,505)
SGD 781,497 USD 588,670 JPMC 9/15/2021 (7,508)
USD 1,406,393 CAD 1,751,000 CITG 9/15/2021 (6,114)
USD 1,406,392 CAD 1,751,000 JPMC 9/15/2021 (6,115)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 823,301 HKD 6,392,000 CITG 9/15/2021 $ (81)
USD 823,300 HKD 6,392,000 JPMC 9/15/2021 (83)
USD 57,199 SGD 77,000 CITG 9/15/2021 (61)
USD 57,199 SGD 77,000 JPMC 9/15/2021 (61)
ILS 1,084,001 USD 333,676 CITG 9/17/2021 (871)
ILS 1,083,998 USD 333,675 JPMC 9/17/2021 (872)
USD 5,754 ILS 18,750 CITG 9/17/2021 (3)
USD 5,753 ILS 18,749 JPMC 9/17/2021 (3)
Total unrealized depreciation (6,487,360)
Net unrealized depreciation $ (718,538)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 84.0%
Australia - 8.8%
ASX Ltd. 1,526 88,959
Aurizon Holdings Ltd. 163,538 455,510
Australia & New Zealand Banking
Group Ltd. 9,154 193,222
BHP Group Ltd. 20,027 728,588
BHP Group plc 54,390 1,609,453
BlueScope Steel Ltd. 67,137 1,103,178
Brambles Ltd. 4,519 38,782
Coles Group Ltd. 3,598 46,089
Dexus , REIT 15,281 121,816
Fortescue Metals Group Ltd. 64,031 1,118,553
Goodman Group, REIT 31,460 497,876
GPT Group (The), REIT 36,710 134,290
Lendlease Corp. Ltd. 7,936 68,192
Mirvac Group, REIT 38,734 84,454
Origin Energy Ltd. 38,384 129,631
Rio Tinto Ltd. 3,088 292,760
Rio Tinto plc 21,654 1,788,351
Sonic Healthcare Ltd. 7,672 221,072
South32 Ltd. 454,615 996,964
Stockland, REIT 24,713 86,057
Suncorp Group Ltd. 46,949 390,863
Tabcorp Holdings Ltd. 12,214 47,390
Westpac Banking Corp. 11,118 215,153
10,457,203
—
Belgium - 1.2%
Ageas SA/NV 8,607 478,301
Anheuser-Busch InBev SA/NV 929 66,971
Etablissements Franz Colruyt NV 557 31,147
Groupe Bruxelles Lambert SA 853 95,512
KBC Group NV 2,723 207,905
Proximus SADP 28,443 549,775
1,429,611
—
Chile - 0.1%
Antofagasta plc 5,905 117,426
China - 0.1%
BOC Hong Kong Holdings Ltd. 40,000 135,572
Wilmar International Ltd. 11,500 38,557
174,129
—
Denmark - 2.5%
AP Moller - Maersk A/S, Class B 201 578,661
Coloplast A/S, Class B 5,735 941,592
Danske Bank A/S 5,540 97,564
Genmab A/S * 559 229,046
GN Store Nord A/S 603 52,732
Novo Nordisk A/S, Class B 6,874 575,413
Pandora A/S 3,933 530,617
3,005,625
—
Finland - 1.4%
Elisa OYJ 1,723 102,821
Fortum OYJ 6,412 176,884
Kone OYJ, Class B 10,448 852,706
Nordea Bank Abp 2,848 31,715
INVESTMENTS SHARES VALUE ($)
Finland - 1.4% (continued)
Wartsila OYJ Abp 32,741 486,438
1,650,564
—
France - 8.9%
Atos SE 19,649 1,196,476
BioMerieux 702 81,566
BNP Paribas SA 7,293 457,706
Bouygues SA 6,313 233,833
Carrefour SA 64,335 1,266,075
Cie de Saint-Gobain 20,283 1,338,594
Cie Generale des Etablissements
Michelin SCA 2,293 365,952
CNP Assurances 16,913 288,256
Credit Agricole SA 10,568 148,159
Dassault Aviation SA 27 31,806
Ipsen SA 5,681 591,149
La Francaise des Jeux SAEM (a) 9,108 535,711
LVMH Moet Hennessy Louis
Vuitton SE 724 569,540
Orange SA 92,491 1,055,580
Publicis Groupe SA 13,300 851,134
SEB SA 5,497 994,426
Societe Generale SA 7,606 224,996
Sodexo SA * 1,014 94,768
Unibail - Rodamco -Westfield, REIT * 1,341 116,259
Valeo SA 2,761 83,281
Veolia Environnement SA 3,263 98,643
10,623,910
—
Germany - 8.7%
Bayerische Motoren Werke AG 13,305 1,410,536
Brenntag SE 7,553 702,976
Daimler AG (Registered) 7,714 689,313
Deutsche Boerse AG 1,518 264,961
Deutsche Post AG (Registered) 7,778 529,719
Deutsche Wohnen SE 3,297 201,737
Fresenius Medical Care AG & Co.
KGaA 9,925 824,730
Fresenius SE & Co. KGaA 4,053 211,526
GEA Group AG 7,915 320,717
HelloFresh SE * 14,477 1,407,297
HOCHTIEF AG 2,924 224,888
KION Group AG 1,031 110,070
Knorr- Bremse AG 2,656 305,590
LANXESS AG 686 47,080
Porsche Automobil Holding SE
(Preference) 1,278 137,194
RWE AG 30,483 1,105,228
SAP SE 223 31,323
Scout24 AG (a) 653 55,096
Symrise AG 1,221 170,155
Telefonica Deutschland Holding AG 11,476 30,293
Uniper SE 23,755 875,213
Volkswagen AG (Preference) 1,380 346,009
Vonovia SE 4,674 302,060
10,303,711
—

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.8%
CK Infrastructure Holdings Ltd. 11,797 70,274
CLP Holdings Ltd. 19,500 192,716
Hong Kong Exchanges & Clearing
Ltd. 7,729 460,106
Kerry Properties Ltd. 63,777 210,304
Link, REIT 28,239 273,222
Swire Pacific Ltd., Class A 34,500 233,758
WH Group Ltd. (a) 787,235 706,624
2,147,004
—
Italy - 2.1%
Assicurazioni Generali SpA 8,788 176,434
DiaSorin SpA 2,082 393,947
Prysmian SpA 22,843 819,745
Telecom Italia SpA 1,535,823 764,177
UniCredit SpA 23,964 283,319
2,437,622
—
Japan - 18.8%
Aisin Corp. 16,600 711,766
Brother Industries Ltd. 50,675 1,012,153
Chubu Electric Power Co., Inc. 3,600 44,045
Daito Trust Construction Co. Ltd. 520 56,733
Daiwa House Industry Co. Ltd. 5,555 167,031
Disco Corp. 2,100 638,503
ENEOS Holdings, Inc. 149,129 624,970
Fujitsu Ltd. 400 74,840
Hikari Tsushin, Inc. 200 35,149
Hirose Electric Co. Ltd. 800 117,036
Hitachi Ltd. 900 51,576
Honda Motor Co. Ltd. 17,300 556,424
Hoya Corp. 1,872 247,610
Hulic Co. Ltd. 5,293 59,461
Ibiden Co. Ltd. 6,200 333,706
Iida Group Holdings Co. Ltd. 2,200 56,588
Isuzu Motors Ltd. 10,900 144,639
Japan Metropolitan Fund
Investment Corp., REIT 96 104,061
Japan Real Estate Investment
Corp., REIT 17 104,405
JSR Corp. 1,100 33,415
Kajima Corp. 79,379 1,007,304
Lion Corp. 15,430 261,548
Makita Corp. 800 37,670
Marubeni Corp. 3,600 31,350
Mazda Motor Corp. * 16,700 157,556
McDonald's Holdings Co. Japan
Ltd. 2,900 127,793
Medipal Holdings Corp. 9,864 188,585
Mitsubishi Corp. 11,112 303,538
Mitsubishi Electric Corp. 3,000 43,552
Mitsubishi Estate Co. Ltd. 8,284 133,899
Mitsubishi Gas Chemical Co., Inc. 12,061 255,571
Mitsubishi UFJ Financial Group,
Inc. 11,800 63,558
Mitsui Chemicals, Inc. 1,100 38,025
Mitsui Fudosan Co. Ltd. 6,356 146,974
Mizuho Financial Group, Inc. 17,500 250,819
NGK Spark Plug Co. Ltd. 30,663 455,854
NH Foods Ltd. 3,300 128,279
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Nintendo Co. Ltd. 2,743 1,587,299
Nippon Building Fund, Inc., REIT 23 143,303
Nippon Express Co. Ltd. 600 45,753
Nippon Telegraph & Telephone
Corp. 24,700 645,786
Nippon Yusen KK 10,300 522,706
Nitto Denko Corp. 933 69,481
Nomura Holdings, Inc. 43,600 221,902
Nomura Real Estate Holdings, Inc. 2,581 65,374
Obayashi Corp. 130,023 1,036,641
Olympus Corp. 11,745 233,619
Ono Pharmaceutical Co. Ltd. 2,855 63,667
Panasonic Corp. 6,116 70,423
Pola Orbis Holdings, Inc. 4,108 108,319
Renesas Electronics Corp. * 45,100 486,736
Resona Holdings, Inc. 76,816 296,176
Rinnai Corp. 860 81,857
Rohm Co. Ltd. 10,301 947,978
Ryohin Keikaku Co. Ltd. 1,600 33,565
SCSK Corp. 1,500 89,376
Sekisui House Ltd. 15,037 308,781
Seven & i Holdings Co. Ltd. 4,300 205,974
Shimamura Co. Ltd. 1,267 121,554
Shimizu Corp. 98,347 755,795
Shinsei Bank Ltd. 9,425 123,939
Sony Group Corp. 2,400 232,721
Square Enix Holdings Co. Ltd. 5,629 277,988
Subaru Corp. 43,200 856,202
SUMCO Corp. 2,367 57,982
Sumitomo Corp. 4,800 64,361
Sumitomo Mitsui Financial Group,
Inc. 7,600 261,987
Sumitomo Realty & Development
Co. Ltd. 3,746 133,975
Suzuken Co. Ltd. 180 5,276
Suzuki Motor Corp. 2,900 122,901
Taiheiyo Cement Corp. 14,142 310,863
Taisei Corp. 20,171 662,020
Terumo Corp. 5,100 206,563
Tohoku Electric Power Co., Inc. 6,000 47,042
Tokyo Electric Power Co. Holdings,
Inc. * 177,400 528,258
TOTO Ltd. 600 31,088
Toyota Motor Corp. 1,000 87,414
Toyota Tsusho Corp. 2,684 127,393
Yamada Holdings Co. Ltd. 141,500 654,314
Yamaha Motor Co. Ltd. 1,300 35,311
Yamato Holdings Co. Ltd. 15,600 443,259
22,218,908
—
Luxembourg - 0.1%
SES SA, Class A, FDR 21,317 163,019
Malta - 0.0%
BGP Holdings plc (3)*(b) 143,427 –
Netherlands - 5.1%
Adyen NV *(a) 293 718,533
ASML Holding NV 3,887 2,683,270
ING Groep NV 26,302 349,142
Koninklijke Ahold Delhaize NV 40,842 1,216,257

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 5.1% (continued)
NN Group NV 6,034 285,042
Royal Dutch Shell plc, Class A 11,693 234,420
Royal Dutch Shell plc, Class B 25,084 486,951
Wolters Kluwer NV 1,020 102,524
6,076,139
—
Russia - 0.9%
Evraz plc 134,042 1,099,711
Singapore - 0.3%
Ascendas , REIT 54,022 118,714
CapitaLand Integrated Commercial
Trust, REIT 69,542 108,271
Singapore Exchange Ltd. 16,921 140,934
367,919
—
South Africa - 0.7%
Anglo American plc 22,178 882,555
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria
SA 45,656 283,204
Banco Santander SA 114,882 439,430
Enagas SA 43,233 999,241
Endesa SA 39,400 956,466
2,678,341
—
Sweden - 3.5%
Atlas Copco AB, Class B 2,369 124,767
Electrolux AB, Series B 46,345 1,284,311
Hexagon AB, Class B (1) 10,128 150,060
Husqvarna AB, Class B 48,593 645,813
ICA Gruppen AB 1,223 56,919
Investor AB, Class B 10,897 251,180
Skanska AB, Class B 4,575 121,462
Svenska Handelsbanken AB, Class
A 54,869 619,358
Swedbank AB, Class A 24,679 459,447
Tele2 AB, Class B 8,364 114,034
Telefonaktiebolaget LM Ericsson,
Class B 30,532 383,907
4,211,258
—
Switzerland - 7.9%
Adecco Group AG (Registered) 7,701 523,990
Alcon, Inc. 1,718 120,496
Baloise Holding AG (Registered) 592 92,433
Geberit AG (Registered) 48 36,056
Holcim Ltd. * 20,948 1,259,145
Logitech International SA
(Registered) 7,246 879,971
Nestle SA (Registered) 10,220 1,273,893
Novartis AG (Registered) 11,196 1,021,373
Roche Holding AG 4,451 1,677,307
SGS SA (Registered) 182 561,919
STMicroelectronics NV 16,232 590,303
Swatch Group AG (The) 2,215 760,664
Swiss Life Holding AG (Registered) 514 250,037
Swisscom AG (Registered) 211 120,563
INVESTMENTS SHARES VALUE ($)
Switzerland - 7.9% (continued)
UBS Group AG (Registered) 12,036 184,358
9,352,508
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(b) 5,443 –
United Kingdom - 8.2%
3i Group plc 7,980 129,506
Ashtead Group plc 909 67,564
Aviva plc 241,511 1,355,831
BAE Systems plc 25,311 182,898
Barclays plc 196,789 466,996
Barratt Developments plc 26,151 251,800
BP plc 85,383 374,438
Bunzl plc 1,932 63,913
CK Hutchison Holdings Ltd. 170,974 1,331,000
DCC plc 1,326 108,619
Direct Line Insurance Group plc 37,827 149,198
Entain plc * 36,075 871,703
HSBC Holdings plc 15,313 88,379
Kingfisher plc 254,788 1,285,940
London Stock Exchange Group plc 2,475 273,513
M&G plc 383,215 1,213,989
Persimmon plc 3,705 151,770
Sage Group plc (The) 72,147 683,394
Standard Chartered plc 59,737 381,230
Standard Life Aberdeen plc 23,781 89,215
Vodafone Group plc 108,440 181,749
9,702,645
—
United States - 0.6%
Stellantis NV 34,195 672,732
TOTAL COMMON STOCKS
(Cost $81,198,032) 99,772,540
SHORT-TERM INVESTMENTS - 11.7%
INVESTMENT COMPANIES - 11.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 2,654,447 2,654,447
Limited Purpose Cash Investment
Fund, 0.01% (1)(c) 11,252,135 11,247,634
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,902,178) 13,902,081

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.0% (e)
Investment Companies - 0.0% (e)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(c)(f) 121 121
Limited Purpose Cash Investment
Fund 0.01% (1)(c)(f) 586 585
TOTAL SECURITIES LENDING COLLATERAL
(Cost $706) 706
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.7%
(Cost $95,100,916) 113,675,327
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.3% (g) 5,112,342
NET ASSETS - 100.0% 118,787,669
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,499,315 5.5%
Consumer Discretionary 17,987,578 15.1
Consumer Staples 5,406,653 4.6
Energy 1,720,779 1.5
Financials 12,959,506 10.9
Health Care 7,887,269 6.6
Industrials 15,418,754 13.0
Information Technology 11,075,546 9.3
Materials 11,921,271 10.0
Real Estate 3,672,227 3.1
Utilities 5,223,642 4.4
Short-Term Investments 13,902,081 11.7
Securities Lending Collateral 706 0.0(e )
Total Investments In Securities
At Value 113,675,327 95.7
Other Assets in Excess of
Liabilities (g) 5,112,342 4.3
Net Assets
$ 118,787,669 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $2,015,964, which represents approximately 1.70%
of net assets of the fund.
(b) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2021 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) Represents less than 0.05% of net assets.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/28/2021 ILS 2,356,116 $ 1,555
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.90%) Monthly JPMC 09/15/2021 EUR (453,691) 15,274
16,829
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/29/2021 HKD 10,020,500 (18,223)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/29/2021 HKD 21,472,500 (46,174)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 09/17/2021 CHF (715,500) (859)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 2,254,943 (69,312)
(134,568)
$ (117,739)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 7/2021 EUR $ 1,210,724 $ (6,282)
Amsterdam Exchange Index 26 7/2021 EUR 4,496,976 (9,008)
CAC 40 10 Euro Index 49 7/2021 EUR 3,779,519 (63,233)
MSCI Singapore Index 33 7/2021 SGD 872,302 2,590
OMXS30 Index 37 7/2021 SEK 979,680 (9,230)
FTSE/MIB Index 2 9/2021 EUR 296,485 (7,105)
FTSE/MIB Index 7 9/2021 EUR 1,037,697 (24,598)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 133 9/2021 JPY $ 23,261,084 $ (189,539)
(306,405)
Short Contracts
IBEX 35 Index (17) 7/2021 EUR (1,771,524) 74,776
DAX Index (11) 9/2021 EUR (5,063,390) 48,638
FTSE 100 Index (123) 9/2021 GBP (11,877,034) 199,477
SPI 200 Index (41) 9/2021 AUD (5,552,311) 48,250
371,141
$ 64,736
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 325,000 USD 41,861 CITG 9/15/2021 $ 4
HKD 325,000 USD 41,861 JPMC 9/15/2021 4
NZD 1,000 USD 699 CITG 9/15/2021 –
NZD 1,000 USD 699 JPMC 9/15/2021 –
SGD 1,500 USD 1,114 CITG 9/15/2021 1
SGD 1,500 USD 1,114 JPMC 9/15/2021 1
USD 3,821,024 AUD 4,982,000 CITG 9/15/2021 83,553
USD 3,821,019 AUD 4,982,000 JPMC 9/15/2021 83,548
USD 3,832,227 CHF 3,431,904 CITG 9/15/2021 115,490
USD 3,832,213 CHF 3,431,896 JPMC 9/15/2021 115,484
USD 177,509 DKK 1,085,000 CITG 9/15/2021 4,241
USD 177,509 DKK 1,085,000 JPMC 9/15/2021 4,240
USD 1,036,957 EUR 857,000 CITG 9/15/2021 19,158
USD 1,036,956 EUR 857,000 JPMC 9/15/2021 19,157
USD 6,614,635 GBP 4,671,851 CITG 9/15/2021 150,943
USD 6,614,624 GBP 4,671,849 JPMC 9/15/2021 150,934
USD 218,276 HKD 1,693,750 CITG 9/15/2021 96
USD 218,276 HKD 1,693,750 JPMC 9/15/2021 95
USD 2,454,544 JPY 269,992,500 CITG 9/15/2021 22,668
USD 2,454,540 JPY 269,992,500 JPMC 9/15/2021 22,665
USD 2,692 NOK 23,000 CITG 9/15/2021 20
USD 2,692 NOK 23,000 JPMC 9/15/2021 20
USD 2,517 NZD 3,500 CITG 9/15/2021 71
USD 2,517 NZD 3,500 JPMC 9/15/2021 71
USD 608,904 SEK 5,053,500 CITG 9/15/2021 17,986
USD 608,903 SEK 5,053,500 JPMC 9/15/2021 17,985
USD 38,222 SGD 51,000 CITG 9/15/2021 295
USD 38,222 SGD 51,000 JPMC 9/15/2021 295
USD 6,934 ILS 22,500 CITG 9/17/2021 26
USD 6,934 ILS 22,500 JPMC 9/17/2021 26
Total unrealized appreciation 829,077
AUD 10,600,552 USD 8,217,809 CITG 9/15/2021 (265,324)
AUD 10,600,548 USD 8,217,817 JPMC 9/15/2021 (265,335)
CHF 180,500 USD 200,330 CITG 9/15/2021 (4,851)
CHF 180,500 USD 200,331 JPMC 9/15/2021 (4,851)
DKK 1,363,000 USD 221,839 CITG 9/15/2021 (4,177)
DKK 1,363,000 USD 221,839 JPMC 9/15/2021 (4,178)
EUR 8,071,200 USD 9,871,859 CITG 9/15/2021 (286,258)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 8,071,200 USD 9,871,871 JPMC 9/15/2021 $ (286,269)
GBP 471,500 USD 660,502 CITG 9/15/2021 (8,164)
GBP 471,500 USD 660,503 JPMC 9/15/2021 (8,164)
HKD 2,918,500 USD 376,097 CITG 9/15/2021 (152)
HKD 2,918,500 USD 376,097 JPMC 9/15/2021 (152)
JPY 319,191,900 USD 2,928,172 CITG 9/15/2021 (53,146)
JPY 319,191,900 USD 2,928,176 JPMC 9/15/2021 (53,151)
NOK 1,053,003 USD 126,891 CITG 9/15/2021 (4,556)
NOK 1,052,997 USD 126,890 JPMC 9/15/2021 (4,556)
NZD 177,502 USD 128,396 CITG 9/15/2021 (4,353)
NZD 177,498 USD 128,394 JPMC 9/15/2021 (4,353)
SEK 39,393,500 USD 4,667,480 CITG 9/15/2021 (61,104)
SEK 39,393,500 USD 4,667,486 JPMC 9/15/2021 (61,109)
SGD 629,003 USD 473,848 CITG 9/15/2021 (6,089)
SGD 628,997 USD 473,844 JPMC 9/15/2021 (6,089)
USD 91,868 HKD 713,250 CITG 9/15/2021 (9)
USD 91,867 HKD 713,250 JPMC 9/15/2021 (9)
USD 2,091 NZD 3,000 CITG 9/15/2021 (5)
USD 2,091 NZD 3,000 JPMC 9/15/2021 (5)
USD 5,575 SGD 7,500 CITG 9/15/2021 (2)
USD 5,575 SGD 7,500 JPMC 9/15/2021 (2)
ILS 1,225,501 USD 377,233 CITG 9/17/2021 (985)
ILS 1,225,499 USD 377,233 JPMC 9/17/2021 (985)
USD 6,749 ILS 22,000 CITG 9/17/2021 (5)
USD 6,749 ILS 22,000 JPMC 9/17/2021 (5)
Total unrealized depreciation (1,398,393)
Net unrealized depreciation $ (569,316)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
LONG POSITIONS - 125.5%
CORPORATE BONDS - 27.8%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
5.30%, 4/1/2050 $ 200,000 293,028
Auto Components - 0.3%
Lear Corp.
5.25%, 5/15/2049 170,000 214,599
Automobiles - 0.3%
Hyundai Capital America
1.80%, 10/15/2025 (a) 200,000 203,004
Banks - 2.5%
Bangko Sentral ng Pilipinas International Bond
(Philippines)
Series A, 8.60%, 6/15/2027 60,000 79,998
Bank of America Corp.
5.00%, 1/21/2044 50,000 66,508
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032
(b) 287,000 316,709
Santander Holdings USA, Inc.
3.45%, 6/2/2025 200,000 214,824
SVB Financial Group
3.50%, 1/29/2025 390,000 421,103
Truist Bank
2.25%, 3/11/2030 430,000 436,439
Vnesheconombank (Russia)
6.80%, 11/22/2025 (a) 140,000 165,199
1,700,780
Capital Markets - 3.0%
Ameriprise Financial, Inc.
3.00%, 4/2/2025 200,000 214,122
Ares Capital Corp.
3.50%, 2/10/2023 670,000 695,070
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 110,000 160,184
6.25%, 2/1/2041 180,000 267,529
KKR Group Finance Co. III LLC
5.13%, 6/1/2044 (a) 190,000 247,549
Morgan Stanley
3.63%, 1/20/2027 460,000 510,094
2,094,548
Chemicals - 2.6%
Celanese US Holdings LLC
3.50%, 5/8/2024 100,000 106,855
Eastman Chemical Co.
3.80%, 3/15/2025 70,000 76,541
Ecolab, Inc.
4.80%, 3/24/2030 250,000 306,141
Huntsman International LLC
4.50%, 5/1/2029 260,000 295,866
PPG Industries, Inc.
2.55%, 6/15/2030 102,000 105,764
RPM International, Inc.
3.75%, 3/15/2027 800,000 877,209
1,768,376
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.65%, 9/15/2059 (c) $ 40,000 40,600
Electric Utilities - 1.3%
Georgia Power Co.
Series A, 3.25%, 3/15/2051 260,000 262,272
NRG Energy, Inc.
3.75%, 6/15/2024 (a) 400,000 426,242
Southern California Edison Co.
Series B, 4.88%, 3/1/2049 160,000 189,394
877,908
Electronic Equipment, Instruments & Components - 0.2%
Trimble, Inc.
4.90%, 6/15/2028 140,000 164,325
Energy Equipment & Services - 0.0% (d)
NOV, Inc.
3.95%, 12/1/2042 20,000 19,799
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group LP
3.25%, 9/13/2049 280,000 282,757
Gas Utilities - 0.5%
National Fuel Gas Co.
4.75%, 9/1/2028 298,000 336,370
Health Care Equipment & Supplies - 1.3%
DENTSPLY SIRONA, Inc.
3.25%, 6/1/2030 140,000 149,890
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 719,462
869,352
Health Care Providers & Services - 1.5%
HCA, Inc.
5.00%, 3/15/2024 360,000 397,800
Humana, Inc.
4.95%, 10/1/2044 220,000 284,565
Montefiore Obligated Group
4.29%, 9/1/2050 60,000 64,371
Universal Health Services, Inc.
2.65%, 10/15/2030 (a) 300,000 301,659
1,048,395
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.
3.85%, 5/1/2027 212,000 235,644
Expedia Group, Inc.
6.25%, 5/1/2025 (a) 198,000 230,206
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025 460,000 531,152
997,002
Household Durables - 0.7%
Lennar Corp.
4.75%, 5/30/2025 200,000 224,250
MDC Holdings, Inc.
6.00%, 1/15/2043 140,000 180,446
PulteGroup, Inc.
5.50%, 3/1/2026 60,000 70,050
474,746

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.
3.30%, 9/15/2029 $ 400,000 431,517
Machinery - 0.3%
Stanley Black & Decker, Inc.
2.30%, 3/15/2030 10,000 10,385
2.75%, 11/15/2050 200,000 194,669
205,054
Metals & Mining - 0.7%
Corp. Nacional del Cobre de Chile (Chile)
6.15%, 10/24/2036 (a) 110,000 149,862
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 154,000 172,269
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 130,781
452,912
Multiline Retail - 0.4%
Nordstrom, Inc.
4.38%, 4/1/2030 (e) 220,000 229,460
5.00%, 1/15/2044 20,000 20,017
249,477
Oil, Gas & Consumable Fuels - 2.8%
Cenovus Energy, Inc. (Canada)
5.38%, 7/15/2025 180,000 205,995
6.75%, 11/15/2039 100,000 135,838
ConocoPhillips
6.50%, 2/1/2039 180,000 267,075
Devon Energy Corp.
5.00%, 6/15/2045 190,000 223,336
Hess Corp.
4.30%, 4/1/2027 310,000 345,183
HollyFrontier Corp.
5.88%, 4/1/2026 210,000 243,017
Marathon Oil Corp.
3.85%, 6/1/2025 40,000 43,578
ONEOK, Inc.
4.95%, 7/13/2047 100,000 117,407
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 20,248
6.50%, 3/13/2027 50,000 52,722
5.35%, 2/12/2028 20,000 19,669
6.63%, 6/15/2035 120,000 115,980
6.63%, 6/15/2038 10,000 9,251
6.50%, 6/2/2041 30,000 26,883
6.35%, 2/12/2048 90,000 76,698
7.69%, 1/23/2050 30,000 28,875
1,931,755
Road & Rail - 0.3%
Canadian National Railway Co. (Canada)
4.45%, 1/20/2049 140,000 174,438
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp.
3.88%, 1/15/2027 289,000 319,292
Lam Research Corp.
4.00%, 3/15/2029 410,000 476,146
Micron Technology, Inc.
5.33%, 2/6/2029 110,000 132,978
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Semiconductors & Semiconductor Equipment - 1.8% (continued)
NVIDIA Corp.
3.20%, 9/16/2026 $ 57,000 62,741
Texas Instruments, Inc.
1.75%, 5/4/2030 276,000 274,917
1,266,074
Specialty Retail - 0.5%
AutoNation, Inc.
4.75%, 6/1/2030 140,000 165,741
Best Buy Co., Inc.
4.45%, 10/1/2028 130,000 150,379
316,120
Technology Hardware, Storage & Peripherals - 1.7%
Dell International LLC
6.02%, 6/15/2026 490,000 588,495
Seagate HDD Cayman
4.09%, 6/1/2029 (a) 100,000 102,380
Xerox Corp.
4.38%, 3/15/2023 (f) 480,000 501,283
1,192,158
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.
4.63%, 7/10/2025 200,000 223,208
Ralph Lauren Corp.
2.95%, 6/15/2030 320,000 340,683
Tapestry, Inc.
4.25%, 4/1/2025 140,000 152,378
4.13%, 7/15/2027 150,000 164,517
880,786
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.
4.60%, 6/15/2045 62,000 80,236
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 90,000 101,383
Wireless Telecommunication Services - 0.6%
Sprint Spectrum Co. LLC
4.74%, 3/20/2025 (a) 375,000 402,323
TOTAL CORPORATE BONDS
(Cost $18,204,419) 19,069,822
MORTGAGE-BACKED SECURITIES - 31.0%
UMBS, 15 Year, Single Family
TBA, 1.50%, 7/25/2036 400,000 404,972
TBA, 2.00%, 7/25/2036 750,000 773,825
TBA, 2.50%, 7/25/2036 1,200,000 1,251,281
UMBS, 30 Year, Single Family
TBA, 1.50%, 7/25/2051 650,000 637,686
TBA, 2.00%, 7/25/2051 4,650,000 4,701,404
TBA, 2.50%, 7/25/2051 3,550,000 3,674,111
TBA, 3.00%, 7/25/2051 3,350,000 3,492,768
TBA, 3.50%, 7/25/2051 2,900,000 3,053,213
TBA, 4.00%, 7/25/2051 1,850,000 1,970,467
TBA, 4.50%, 7/25/2051 1,250,000 1,345,654
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,323,937) 21,305,381

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 28.7%
Buoni Poliennali del Tesoro
6.00%, 5/1/2031 (c) EUR 50,000 88,770
Canada Government Bond
2.25%, 6/1/2029 CAD 10,000 8,684
1.25%, 6/1/2030 7,880,000 6,309,937
1.50%, 6/1/2031 590,000 478,563
Commonwealth of Australia
2.50%, 5/21/2030 (c) AUD 6,730,000 5,520,626
1.50%, 6/21/2031 (c) 1,340,000 1,005,516
Dominican Republic Government Bond
7.45%, 4/30/2044 (a) $ 100,000 120,540
Federative Republic of Brazil
10.13%, 5/15/2027 120,000 169,800
7.13%, 1/20/2037 30,000 38,025
Finance Department Government of Sharjah
4.38%, 3/10/2051 (a) 200,000 192,760
Hungary Government Bond
5.75%, 11/22/2023 20,000 22,462
Japan Government Bond
0.10%, 6/20/2028 JPY 5,500,000 50,077
0.10%, 9/20/2028 8,600,000 78,290
0.10%, 12/20/2028 9,400,000 85,548
0.10%, 3/20/2029 8,450,000 76,883
0.10%, 6/20/2029 16,600,000 150,968
2.10%, 3/20/2030 15,300,000 162,802
0.60%, 12/20/2036 3,150,000 29,709
2.50%, 3/20/2038 141,850,000 1,725,949
2.40%, 9/20/2038 10,750,000 129,680
2.30%, 3/20/2039 2,400,000 28,603
2.30%, 3/20/2040 50,500,000 608,686
2.00%, 9/20/2040 58,850,000 682,124
2.20%, 3/20/2041 14,650,000 175,222
Kingdom of Saudi Arabia
2.90%, 10/22/2025 (a) $ 200,000 214,002
Republic of Colombia
8.13%, 5/21/2024 180,000 212,852
Republic of Ecuador
0.50%, 7/31/2030 (a)(f) 30,000 25,575
0.50%, 7/31/2035 (a)(f) 20,000 13,700
Republic of El Salvador
6.38%, 1/18/2027 (a) 50,000 45,125
8.63%, 2/28/2029 (a) 50,000 48,750
8.25%, 4/10/2032 (a) 40,000 37,900
Republic of Indonesia
2.95%, 1/11/2023 200,000 207,307
Republic of Panama
8.88%, 9/30/2027 120,000 165,329
6.70%, 1/26/2036 20,000 27,150
Republic of Peru
4.13%, 8/25/2027 10,000 11,200
6.55%, 3/14/2037 10,000 13,750
Republic of Poland
3.25%, 4/6/2026 10,000 11,025
Republic of Turkey
6.88%, 3/17/2036 180,000 181,727
Romania Government Bond
6.75%, 2/7/2022 (a) 110,000 114,147
4.00%, 2/14/2051 (a) 40,000 41,978
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 28.7% (continued)
State of Qatar
9.75%, 6/15/2030 (a) $ 150,000 239,236
Ukraine Government Bond
7.75%, 9/1/2027 (a) 150,000 165,000
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $19,951,346) 19,715,977
U.S. TREASURY OBLIGATIONS - 25.1%
U.S. Treasury Bonds
3.13%, 2/15/2043 70,000 83,696
2.88%, 5/15/2043 290,000 333,738
3.63%, 8/15/2043 50,000 64,438
3.13%, 8/15/2044 100,000 120,090
2.50%, 2/15/2045 260,000 281,501
3.00%, 5/15/2045 320,000 377,613
2.75%, 8/15/2047 170,000 193,441
2.75%, 11/15/2047 930,000 1,059,146
3.13%, 5/15/2048 540,000 658,863
2.88%, 5/15/2049 1,050,000 1,230,141
U.S. Treasury Notes
0.25%, 11/15/2023 5,980,000 5,969,955
0.13%, 1/15/2024 20,000 19,879
1.63%, 5/15/2026 60,000 62,215
0.50%, 8/31/2027 40,000 38,597
0.50%, 10/31/2027 980,000 942,829
0.63%, 11/30/2027 20,000 19,373
0.63%, 12/31/2027 5,960,000 5,765,834
2.88%, 5/15/2028 50,000 55,580
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,161,921) 17,276,929
SHARES
SHORT-TERM INVESTMENTS - 12.6%
INVESTMENT COMPANIES - 12.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(g)(h) 320,011 320,011
Limited Purpose Cash Investment
Fund, 0.01% (1)(g) 8,303,575 8,300,254
TOTAL SHORT-TERM INVESTMENTS
(COST $8,620,265) 8,620,265
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (1)(g)(i) 36,265 36,265
Limited Purpose Cash Investment
Fund 0.01% (1)(g)(i) 175,996 175,926
TOTAL SECURITIES LENDING COLLATERAL
(Cost $212,262) 212,191
TOTAL INVESTMENTS BEFORE TBA SALE
COMMITMENTS
(Cost $85,474,150) 86,200,565

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
TBA SALE COMMITMENTS - (0.8)%
MORTGAGE-BACKED SECURITIES - (0.8)%
UMBS, 15 Year, Single Family
TBA, 2.50%, 7/25/2036 $ (50,000) (52,137)
UMBS, 30 Year, Single Family
TBA, 3.00%, 7/25/2051 (100,000) (104,262)
TBA, 3.50%, 7/25/2051 (200,000) (210,566)
TBA, 4.00%, 7/25/2051 (150,000) (159,768)
TBA, 4.50%, 7/25/2051 (50,000) (53,826)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(580,549)) (580,559)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 124.7%
(Cost $84,893,601) 85,620,006
LIABILITIES IN EXCESS OF OTHER
ASSETS - (24.7)% (j) (16,937,124)
NET ASSETS - 100.0% 68,682,882
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 442,923 0.7%
Consumer Discretionary 3,335,734 4.9
Energy 1,951,554 2.9
Financials 3,795,328 5.5
Foreign Government Securities 19,715,977 28.7
Health Care 2,349,264 3.4
Industrials 752,756 1.1
Information Technology 2,622,557 3.8
Materials 2,221,288 3.2
Mortgage-Backed Securities 20,724,822 30.2
Real Estate 282,757 0.4
U.S. Treasury Obligations 17,276,929 25.1
Utilities 1,315,661 1.9
Short-Term Investments 8,620,265 12.6
Securities Lending Collateral 212,191 0.3
Total Investments In Securities
At Value 85,620,006 124.7
Liabilities in Excess of Other
Assets (j ) (16,937,124) (24.7)
Net Assets
$ 68,682,882 100.0%
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $3,487,137, which represents approximately 5.08% of net assets of the fund.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $6,655,512 or 9.69% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 was $208,109.
(f) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2021.
(g) Represents 7-day effective yield as of June 30, 2021.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) Represents security purchased with the cash collateral received for securities on loan.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of June 30, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX Emerging
Markets Index Series 35.V1 1.00 % Quarterly 6/20/2026 1.56 % USD 3,490,000 $ 114,185 $ (23,777) $ 90,408
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 6/20/2026 1.36 USD 1,000,000 13,521 3,618 17,139
Republic of Turkey,
11.88%, 1/15/2030 1.00 Quarterly 6/20/2026 3.81 USD 300,000 40,312 (3,059) 37,253
168,018 (23,218) 144,800
Kingdom of Thailand,
1.45%, 5/20/2015 1.00 % Quarterly 6/20/2026 0.38 % USD 3,300,000 $ (92,582) $ (9,334) $ (101,916)
Markit CDX North America
Investment Grade Index
Series 36.V1 1.00 Quarterly 6/20/2026 0.48 USD 600,000 (14,947) (375) (15,322)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Republic of Peru,
8.75%, 11/21/2033 1.00 % Quarterly 6/20/2026 0.82 % USD 1,400,000 $ (3,723) $ (8,653) $ (12,376)
Republic of Philippines,
10.63%, 3/16/2025 1.00 Quarterly 6/20/2026 0.44 USD 2,300,000 (61,430) (2,491) (63,921)
(172,682) (20,853) (193,535)
$ (4,664) $ (44,071) $ (48,735)
Credit default swap contracts outstanding - sell protection as of June 30, 2021 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
36.V1 5.00 % Quarterly 6/20/2026 2.74 % USD 840,000 $ 75,824 $ 10,719 $ 86,543
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 6/20/2026 0.44 USD 2,000,000 53,517 1,946 55,463
People's Republic of China,
7.50%, 10/28/2027 1.00 Quarterly 6/20/2026 0.37 USD 2,000,000 63,775 (837) 62,938
Republic of Indonesia,
3.70%, 1/8/2022 1.00 Quarterly 6/20/2026 0.75 USD 1,600,000 10,497 9,710 20,207
Republic of Italy,
6.88%, 9/27/2023 1.00 Quarterly 6/20/2026 0.74 USD 1,700,000 16,767 5,029 21,796
Russian Federation,
2.25%, 3/31/2030 1.00 Quarterly 6/20/2026 0.83 USD 700,000 5,186 714 5,900
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 6/20/2026 0.94 USD 1,400,000 (6,423) 10,928 4,505
219,143 38,209 257,352
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 6/20/2026 1.65 % USD 300,000 $ (13,287) $ 4,076 $ (9,211)
Republic of South Africa,
5.88%, 9/16/2025 1.00 Quarterly 6/20/2026 1.85 USD 700,000 (38,896) 10,859 (28,037)
(52,183) 14,935 (37,248)
$ 166,960 $ 53,144 $ 220,104
Forward effective interest rate swap contracts outstanding as of June 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 1.50% Semi 9/16/2026 NZD 400,000 $ 4,759 $ (3,863) $ 896
Pay 3M JIBAR Qtrly 5.00% Qtrly 9/20/2023 ZAR 7,600,000 2,936 (2,369) 567
Pay 3M LIBOR Qtrly 1.25% Semi 12/15/2026 USD 10,400,000 70,769 9,699 80,468
Pay 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 3,200,000 8,424 65,117 73,541
Pay 3M STIBOR Qtrly 1.00% Annual 9/17/2031 SEK 5,000,000 6,045 5,583 11,628
Pay 6M BBR Semi 2.00% Semi 12/11/2031 AUD 1,900,000 18,402 24,236 42,638
Pay 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 1,300,500,000 5,203 734 5,937
Pay 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 1,615,000,000 5,606 (446) 5,160
Pay 6M LIBOR Semi 0.00% Annual 12/16/2026 CHF 2,300,000 37,424 2,026 39,450
Pay 6M NIBOR Semi 2.00% Annual 9/17/2031 NOK 11,600,000 12,484 25,307 37,791
Pay 6M PRIBOR Semi 2.00% Annual 12/20/2023 CZK 98,300,000 26,205 (16,843) 9,362
Receive 3M BA Qtrly 1.25% Semi 9/15/2031 CAD 2,700,000 136,325 (8,095) 128,230

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 200,000 $ 712 $ 237 $ 949
Receive 3M BBR Qtrly 0.50% Semi 9/13/2023 NZD 500,000 2,327 304 2,631
Receive 3M BBR Qtrly 1.50% Semi 9/10/2031 NZD 400,000 8,553 2,544 11,097
Receive 3M LIBOR Qtrly 0.25% Semi 9/15/2023 USD 1,300,000 1,640 1,862 3,502
Receive 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 400,000 19,390 (1,915) 17,475
Receive 6M BUBOR Semi 1.50% Annual 9/20/2023 HUF 1,124,300,000 5,886 42,116 48,002
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 21,800,000 143,313 19,145 162,458
Receive 6M EURIBOR Semi 0.5% Annual 9/15/2026 EUR 11,200,000 182,437 1,121 183,558
Receive 6M EURIBOR Semi 0.25% Annual 12/15/2026 EUR 3,900,000 12,836 493 13,329
Receive 6M LIBOR Semi 0.00% Semi 12/16/2026 JPY 961,500,000 10,917 (8,493) 2,424
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 5,600,000 600,976 (46,290) 554,686
Receive 6M LIBOR Semi 0.00% Annual 9/17/2031 CHF 100,000 546 (183) 363
Receive 6M LIBOR Semi 1.00% Semi 12/15/2031 GBP 2,100,000 31,183 (25,815) 5,368
Receive 6M LIBOR Semi 0.00% Annual 12/17/2031 CHF 600,000 6,962 (2,522) 4,440
Receive 6M NIBOR Semi 1.50% Annual 9/16/2026 NOK 44,100,000 16,910 (10,180) 6,730
Receive 6M NIBOR Semi 1.50% Annual 9/17/2031 NOK 12,800,000 43,606 (15,945) 27,661
Receive 6M SOR Semi 0.50% Semi 9/20/2023 SGD 2,600,000 2,209 1,074 3,283
Receive 6M SOR Semi 0.50% Semi 12/20/2023 SGD 1,800,000 1,771 3,994 5,765
Receive 6M WIBOR Semi 0.50% Annual 9/20/2023 PLN 7,500,000 3,832 14,323 18,155
Receive 6M WIBOR Semi 1.00% Annual 12/20/2023 PLN 4,200,000 1,684 1,282 2,966
1,432,272 78,238 1,510,510
Pay 1M TIIE Monthly 6.00% Monthly 12/13/2023 MXN 5,200,000 (1,042) (105) (1,147)
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 10,200,000 (18,265) (12,842) (31,107)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 9,800,000 4,585 (17,121) (12,536)
Pay 3M BA Qtrly 1.00% Semi 9/14/2026 CAD 900,000 (22,079) 3,865 (18,214)
Pay 3M BBR Qtrly 0.50% Semi 12/13/2023 NZD 3,000,000 (17,878) (3,018) (20,896)
Pay 3M BBR Qtrly 1.00% Semi 12/13/2023 NZD 3,200,000 10,425 (10,636) (211)
Pay 3M BBR Qtrly 1.00% Semi 9/16/2026 NZD 1,400,000 (9,280) (11,395) (20,675)
Pay 3M CD_KSDA Qtrly 1.00% Qtrly 9/20/2023 KRW 2,103,000,000 (4,592) (11,216) (15,808)
Pay 3M CD_KSDA Qtrly 1.50% Qtrly 12/20/2023 KRW 5,987,200,000 11,754 (14,741) (2,987)
Pay 3M JIBAR Qtrly 4.50% Qtrly 9/20/2023 ZAR 32,300,000 (10,514) (8,314) (18,828)
Pay 3M JIBAR Qtrly 5.00% Qtrly 12/20/2023 ZAR 33,400,000 (2,980) (6,606) (9,586)
Pay 3M LIBOR Qtrly 0.50% Semi 9/15/2026 USD 1,300,000 (40,620) 7,881 (32,739)
Pay 3M STIBOR Qtrly 0.00% Annual 9/20/2023 SEK 50,000,000 (13,129) 962 (12,167)
Pay 3M STIBOR Qtrly 0.00% Annual 12/20/2023 SEK 24,700,000 (8,841) 45 (8,796)
Pay 3M STIBOR Qtrly 0.50% Annual 9/17/2031 SEK 5,500,000 (16,410) (2,326) (18,736)
Pay 6M BBR Semi 1.00% Semi 12/10/2026 AUD 8,100,000 (20,537) (1,891) (22,428)
Pay 6M EURIBOR Semi 0.5% Annual 9/15/2023 EUR 3,100,000 (6,807) 2,259 (4,548)
Pay 6M EURIBOR Semi 0.5% Annual 12/15/2023 EUR 3,500,000 (7,248) (201) (7,449)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 9,600,000 (411,718) (26,586) (438,304)
Pay 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 1,300,000 (25,447) 144 (25,303)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 16,700,000 (196,398) (2,567) (198,965)
Pay 6M LIBOR Semi 0.50% Semi 12/15/2023 GBP 9,600,000 8,231 (11,899) (3,668)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2026 GBP 5,600,000 (246,492) (38,292) (284,784)
Pay 6M LIBOR Semi 0.5% Annual 9/16/2026 CHF 400,000 (4,183) 853 (3,330)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 316,000,000 (60,747) 32,715 (28,032)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 157,400,000 (21,376) 5,959 (15,417)
Pay 6M NIBOR Semi 1.00% Annual 9/20/2023 NOK 113,300,000 (5,276) (36,222) (41,498)
Pay 6M NIBOR Semi 1.00% Annual 12/20/2023 NOK 84,300,000 (31,673) (29,350) (61,023)
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 2,100,000 7,274 (17,571) (10,297)
Receive 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 28,700,000 (90,357) 55,505 (34,852)
Receive 3M BBR Qtrly 2.00% Semi 9/10/2031 NZD 400,000 1,202 (3,085) (1,883)
Receive 3M BBR Qtrly 2.00% Semi 12/10/2031 NZD 1,400,000 13,245 (14,597) (1,352)
Receive 3M HIBOR Qtrly 0.50% Qtrly 9/20/2023 HKD 21,600,000 (7,083) (1,060) (8,143)
Receive 3M HIBOR Qtrly 0.50% Qtrly 12/20/2023 HKD 8,400,000 (2,169) 796 (1,373)
Receive 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 40,800,000 (96,514) 82,945 (13,569)
Receive 3M STIBOR Qtrly 0.50% Annual 9/16/2026 SEK 40,400,000 (30,070) 11,544 (18,526)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 1.00% Annual 12/17/2031 SEK 5,100,000 $ (9,548) $ (201) $ (9,749)
Receive 6M LIBOR Semi 0.5% Annual 9/20/2023 CHF 600,000 (1,465) (20) (1,485)
Receive 6M LIBOR Semi 0.5% Annual 12/20/2023 CHF 2,600,000 (4,444) 12 (4,432)
Receive 6M LIBOR Semi 0.00% Semi 9/16/2026 JPY 1,144,400,000 21,788 (22,392) (604)
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 900,000 15,282 (16,730) (1,448)
Receive 6M NIBOR Semi 2.00% Annual 12/17/2031 NOK 18,400,000 (25,329) (26,623) (51,952)
Receive 6M WIBOR Semi 1.50% Annual 12/20/2023 PLN 6,700,000 (8,529) (4,217) (12,746)
(1,385,254) (146,339) (1,531,593)
$ 47,018 $ (68,101) $ (21,083)
Abbreviations:
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2021 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 4.53%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.03%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.17%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 3.69%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 0.68%
3 Month London Interbank Offered Rate (''LIBOR''): 0.15%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): -0.05%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 1.14%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.52%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.40%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 0.79%
6 Month Singapore Swap Offered Rate (''SOR''): 0.24%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 0.15%
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Japan 10 Year Bond 1 9/2021 JPY $ 1,365,408 $ 298
U.S. Treasury 10 Year Note 88 9/2021 USD 11,660,000 52,993
U.S. Treasury 2 Year Note 5 9/2021 USD 1,101,602 (8)
53,283
Short Contracts
Euro-Bund (33) 9/2021 EUR (6,754,186) (41,313)
Euro-OAT (29) 9/2021 EUR (5,468,869) (26,694)
Long Gilt (41) 9/2021 GBP (7,265,230) (57,517)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 5 Year Note (3) 9/2021 USD $ (370,289) $ (17)
(125,541)
$ (72,258)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 4,066,508 USD 766,638 CITI
**
9/15/2021 $ 43,245
BRL 4,066,492 USD 766,636 JPMC
**
9/15/2021 43,244
CLP 15,000,000 USD 19,790 CITI
**
9/15/2021 593
CLP 15,000,000 USD 19,790 JPMC
**
9/15/2021 593
COP 25,000,000 USD 6,617 CITI
**
9/15/2021 18
COP 25,000,000 USD 6,617 JPMC
**
9/15/2021 18
KRW 30,000,000 USD 26,488 CITI
**
9/15/2021 53
KRW 30,000,000 USD 26,488 JPMC
**
9/15/2021 52
MXN 6,797,000 USD 336,151 CITI 9/15/2021 1,536
MXN 6,797,000 USD 336,151 JPMC 9/15/2021 1,535
PLN 27,000 USD 7,046 CITI 9/15/2021 36
PLN 27,000 USD 7,046 JPMC 9/15/2021 36
RUB 14,000,002 USD 187,425 CITI
**
9/15/2021 1,767
RUB 13,999,998 USD 187,425 JPMC
**
9/15/2021 1,766
SEK 1,571,000 USD 182,633 CITI 9/15/2021 1,068
SEK 1,571,000 USD 182,633 JPMC 9/15/2021 1,067
USD 4,951,540 AUD 6,421,829 CITI 9/15/2021 133,916
USD 3,483,051 AUD 4,502,826 JPMC 9/15/2021 105,054
USD 31,141 BRL 155,000 CITI
**
9/15/2021 271
USD 31,141 BRL 155,000 JPMC
**
9/15/2021 271
USD 3,951,302 CAD 4,780,623 CITI 9/15/2021 94,841
USD 3,943,031 CAD 4,770,621 JPMC 9/15/2021 94,638
USD 787,104 CHF 704,504 CITI 9/15/2021 24,129
USD 787,094 CHF 704,496 JPMC 9/15/2021 24,128
USD 151,205 CLP 109,500,001 CITI
**
9/15/2021 2,412
USD 151,205 CLP 109,499,999 JPMC
**
9/15/2021 2,412
USD 163,360 COP 607,500,001 CITI
**
9/15/2021 2,133
USD 163,359 COP 607,499,999 JPMC
**
9/15/2021 2,133
USD 290,248 CZK 6,050,000 CITI 9/15/2021 9,102
USD 290,248 CZK 6,050,000 JPMC 9/15/2021 9,101
USD 857,056 EUR 705,559 CITI 9/15/2021 19,113
USD 857,037 EUR 705,545 JPMC 9/15/2021 19,111
USD 606,698 GBP 428,502 CITI 9/15/2021 13,848
USD 606,691 GBP 428,498 JPMC 9/15/2021 13,847
USD 36,814 HUF 10,623,500 CITI 9/15/2021 1,015
USD 36,814 HUF 10,623,500 JPMC 9/15/2021 1,015
USD 58,496 IDR 850,000,002 CITI
**
9/15/2021 673
USD 58,496 IDR 849,999,998 JPMC
**
9/15/2021 673
USD 193,950 INR 14,528,500 CITI
**
9/15/2021 370
USD 193,950 INR 14,528,500 JPMC
**
9/15/2021 369
USD 2,530,925 JPY 276,346,736 CITI 9/15/2021 41,816
USD 2,261,616 JPY 246,761,732 JPMC 9/15/2021 38,984
USD 203,079 KRW 227,586,500 CITI
**
9/15/2021 1,735
USD 203,079 KRW 227,586,500 JPMC
**
9/15/2021 1,734
USD 83,711 MXN 1,672,500 CITI 9/15/2021 618

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 83,710 MXN 1,672,500 JPMC 9/15/2021 $ 618
USD 1,181,241 NOK 9,816,500 CITI 9/15/2021 40,776
USD 1,181,239 NOK 9,816,500 JPMC 9/15/2021 40,775
USD 1,279,602 NZD 1,767,502 CITI 9/15/2021 44,410
USD 1,279,598 NZD 1,767,498 JPMC 9/15/2021 44,408
USD 192,349 PHP 9,300,000 CITI
**
9/15/2021 2,978
USD 192,349 PHP 9,300,000 JPMC
**
9/15/2021 2,977
USD 241,150 PLN 888,500 CITI 9/15/2021 8,078
USD 241,150 PLN 888,500 JPMC 9/15/2021 8,078
USD 727,129 SGD 965,000 CITI 9/15/2021 9,505
USD 727,128 SGD 965,000 JPMC 9/15/2021 9,504
USD 52,810 TWD 1,450,000 CITI
**
9/15/2021 536
USD 52,810 TWD 1,450,000 JPMC
**
9/15/2021 536
USD 32,256 ZAR 461,000 CITI 9/15/2021 288
USD 32,255 ZAR 461,000 JPMC 9/15/2021 288
USD 111,618 ILS 362,500 CITI 9/17/2021 325
USD 111,618 ILS 362,500 JPMC 9/17/2021 325
Total unrealized appreciation 970,494
AUD 2,354,500 USD 1,815,221 CITI 9/15/2021 (48,887)
AUD 1,787,500 USD 1,385,795 JPMC 9/15/2021 (44,821)
BRL 2,000 USD 398 CITI
**
9/15/2021 –
BRL 2,000 USD 398 JPMC
**
9/15/2021 –
CAD 2,151,503 USD 1,773,741 CITI 9/15/2021 (38,154)
CAD 1,370,497 USD 1,135,307 JPMC 9/15/2021 (29,747)
CHF 150,500 USD 163,515 CITI 9/15/2021 (524)
CHF 150,500 USD 163,515 JPMC 9/15/2021 (524)
CLP 101,000,001 USD 139,299 CITI
**
9/15/2021 (2,056)
CLP 100,999,999 USD 139,299 JPMC
**
9/15/2021 (2,056)
COP 215,000,000 USD 58,037 CITI
**
9/15/2021 (977)
COP 215,000,000 USD 58,037 JPMC
**
9/15/2021 (977)
CZK 450,000 USD 21,574 CITI 9/15/2021 (662)
CZK 450,000 USD 21,574 JPMC 9/15/2021 (663)
EUR 1,534,504 USD 1,873,253 CITI 9/15/2021 (50,830)
EUR 1,159,496 USD 1,418,595 JPMC 9/15/2021 (41,543)
GBP 233,000 USD 326,996 CITI 9/15/2021 (4,631)
GBP 233,000 USD 326,996 JPMC 9/15/2021 (4,631)
HUF 65,802,000 USD 229,289 CITI 9/15/2021 (7,547)
HUF 65,802,000 USD 229,289 JPMC 9/15/2021 (7,547)
IDR 500,000,000 USD 34,471 CITI
**
9/15/2021 (457)
IDR 500,000,000 USD 34,471 JPMC
**
9/15/2021 (458)
INR 37,258,004 USD 501,780 CITI
**
9/15/2021 (5,349)
INR 37,257,996 USD 501,781 JPMC
**
9/15/2021 (5,350)
JPY 43,955,000 USD 403,571 CITI 9/15/2021 (7,660)
JPY 43,955,000 USD 403,572 JPMC 9/15/2021 (7,661)
KRW 393,577,002 USD 352,298 CITI
**
9/15/2021 (4,104)
KRW 393,576,998 USD 352,299 JPMC
**
9/15/2021 (4,103)
MXN 4,127,500 USD 205,759 CITI 9/15/2021 (698)
MXN 4,127,500 USD 205,759 JPMC 9/15/2021 (697)
NOK 339,000 USD 39,517 CITI 9/15/2021 (133)
NOK 339,000 USD 39,517 JPMC 9/15/2021 (133)
NZD 548,000 USD 388,888 CITI 9/15/2021 (5,927)
NZD 548,000 USD 388,889 JPMC 9/15/2021 (5,927)
PHP 900,000 USD 18,571 CITI
**
9/15/2021 (245)
PHP 900,000 USD 18,571 JPMC
**
9/15/2021 (245)
PLN 900,000 USD 244,333 CITI 9/15/2021 (8,244)
PLN 900,000 USD 244,333 JPMC 9/15/2021 (8,244)
RUB 10,700,000 USD 146,537 CITI
**
9/15/2021 (1,940)
RUB 10,700,000 USD 146,537 JPMC
**
9/15/2021 (1,940)

AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 5,214,500 USD 625,957 CITI 9/15/2021 $ (16,213)
SEK 5,214,500 USD 625,957 JPMC 9/15/2021 (16,212)
USD 54,187 BRL 280,500 CITI
**
9/15/2021 (1,677)
USD 54,187 BRL 280,500 JPMC
**
9/15/2021 (1,677)
USD 91,524 CAD 113,500 CITI 9/15/2021 (35)
USD 91,524 CAD 113,500 JPMC 9/15/2021 (35)
USD 53,638 COP 202,500,000 CITI
**
9/15/2021 (104)
USD 53,638 COP 202,500,000 JPMC
**
9/15/2021 (104)
USD 33,274 INR 2,500,000 CITI
**
9/15/2021 (36)
USD 33,274 INR 2,500,000 JPMC
**
9/15/2021 (36)
USD 1,510 MXN 31,500 CITI 9/15/2021 (56)
USD 1,510 MXN 31,500 JPMC 9/15/2021 (56)
USD 12,608 TWD 350,000 CITI
**
9/15/2021 (9)
USD 12,608 TWD 350,000 JPMC
**
9/15/2021 (9)
USD 28,355 ZAR 410,000 CITI 9/15/2021 (77)
USD 28,355 ZAR 410,000 JPMC 9/15/2021 (77)
ZAR 4,498,505 USD 319,611 CITI 9/15/2021 (7,662)
ZAR 4,498,495 USD 319,610 JPMC 9/15/2021 (7,663)
USD 89,742 ILS 292,500 CITI 9/17/2021 (60)
USD 89,742 ILS 292,500 JPMC 9/17/2021 (60)
Total unrealized depreciation (408,150)
Net unrealized appreciation $ 562,344
** Non-deliverable forward.

Schedule of Investments
AQR Funds | N-PORT Part F | June 2021
See notes to Schedule of Investments.
June 30, 2021 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.10%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.15%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.71%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.11%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.07%
Euro Interbank Offered Rate (“EURIBOR”): -0.57%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2021
June 30, 2021 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,354,639,752 $ – $ – $ 1,354,639,752
Preferred Stocks ................................ 526,636 – – 526,636
Securities Lending Collateral ....................... 2,541,719 – – 2,541,719
Short-Term Investments ........................... 29,939,787 – – 29,939,787
Futures Contracts* ............................... 199,886 – – 199,886
Total Assets $ 1,387,847,780 $ – $ – $ 1,387,847,780
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 135,386,086 $ – $ 106,543 $ 135,492,629
Preferred Stocks ................................ 172,502 – – 172,502
Securities Lending Collateral ....................... 1,815,238 – – 1,815,238
Short-Term Investments ........................... 4,094,398 – – 4,094,398
Total Assets $ 141,468,224 $ – $ 106,543 $ 141,574,767
LIABILITIES
Futures Contracts* ............................... $ (25,694) $ – $ – $ (25,694)
Total Liabilities $ (25,694) $ – $ – $ (25,694)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 54,835,543 $ 444,940,927 $ – $ 499,776,470
Securities Lending Collateral ....................... 818,959 – – 818,959
Short-Term Investments ........................... 20,927,672 – – 20,927,672
Total Assets $ 76,582,174 $ 444,940,927 $ – $ 521,523,101

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2021
June 30, 2021 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (534,595) $ – $ – $ (534,595)
Total Liabilities $ (534,595) $ – $ – $ (534,595)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 183,978,295 $ 452,770,312 $ 393,060 $ 637,141,667
Securities Lending Collateral ....................... 1,014,017 – – 1,014,017
Short-Term Investments ........................... 39,166,969 – – 39,166,969
Total Assets $ 224,159,281 $ 452,770,312 $ 393,060 $ 677,322,653
LIABILITIES
Futures Contracts* ............................... $ (111,658) $ – $ – $ (111,658)
Total Liabilities $ (111,658) $ – $ – $ (111,658)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,107,598,323 $ – $ – $ 1,107,598,323
Securities Lending Collateral ....................... 10,528,602 – – 10,528,602
Short-Term Investments ........................... 39,197,446 – – 39,197,446
Futures Contracts* ............................... 371,806 – – 371,806
Total Assets $ 1,157,696,177 $ – $ – $ 1,157,696,177
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 283,902,933 $ – $ 76,881 $ 283,979,814
Securities Lending Collateral ....................... 14,297,362 – – 14,297,362
Short-Term Investments ........................... 12,740,099 – – 12,740,099
Total Assets $ 310,940,394 $ – $ 76,881 $ 311,017,275
LIABILITIES
Futures Contracts* ............................... $ (53,893) $ – $ – $ (53,893)
Total Liabilities $ (53,893) $ – $ – $ (53,893)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 89,347,994 $ 478,947,669 $ –
(a)
$ 568,295,663
Securities Lending Collateral ....................... 70,704 – – 70,704
Short-Term Investments ........................... 22,291,609 – – 22,291,609
Total Assets $ 111,710,307 $ 478,947,669 $ –
(a)
$ 590,657,976
LIABILITIES
Futures Contracts* ............................... $ (537,967) $ – $ – $ (537,967)
Total Liabilities $ (537,967) $ – $ – $ (537,967)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,641,717,959 $ – $ – $ 5,641,717,959
Securities Lending Collateral ....................... 4,217,872 – – 4,217,872
Short-Term Investments ........................... 180,920,394 – – 180,920,394
Futures Contracts* ............................... 1,758,493 – – 1,758,493
Total Assets $ 5,828,614,718 $ – $ – $ 5,828,614,718
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 29,620,684 $ 215,925,219 $ – $ 245,545,903
Securities Lending Collateral ....................... 632,218 – – 632,218
Short-Term Investments ........................... 10,063,655 – – 10,063,655
Total Assets $ 40,316,557 $ 215,925,219 $ – $ 256,241,776

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2021
June 30, 2021 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (281,044) $ – $ – $ (281,044)
Total Liabilities $ (281,044) $ – $ – $ (281,044)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 202,610,396 $ 88,275,048 $ –
(a)
$ 290,885,444
Securities Lending Collateral ....................... 945 – – 945
Short-Term Investments ........................... 29,318,242 – – 29,318,242
Futures Contracts* ............................... 2,139,243 – – 2,139,243
Forward Foreign Currency Exchange Contracts* ........ – 5,768,822 – 5,768,822
Total Return Swaps Contracts* ...................... – 214,699 – 214,699
Total Assets $ 234,068,826 $ 94,258,569 $ –
(a)
$ 328,327,395
LIABILITIES
Futures Contracts* ............................... $ (848,262) $ – $ – $ (848,262)
Forward Foreign Currency Exchange Contracts* ........ – (6,487,360) – (6,487,360)
Total Return Swaps Contracts* ...................... – (135,989) – (135,989)
Total Liabilities $ (848,262) $ (6,623,349) $ – $ (7,471,611)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 150,060 $ 99,622,480 $ –
(a)
$ 99,772,540
Securities Lending Collateral ....................... 706 – – 706
Short-Term Investments ........................... 13,902,081 – – 13,902,081
Futures Contracts* ............................... 373,731 – – 373,731
Forward Foreign Currency Exchange Contracts* ........ – 829,077 – 829,077
Total Return Swaps Contracts* ...................... – 16,829 – 16,829
Total Assets $ 14,426,578 $ 100,468,386 $ –
(a)
$ 114,894,964
LIABILITIES
Futures Contracts* ............................... $ (308,995) $ – $ – $ (308,995)
Forward Foreign Currency Exchange Contracts* ........ – (1,398,393) – (1,398,393)
Total Return Swaps Contracts* ...................... – (134,568) – (134,568)
Total Liabilities $ (308,995) $ (1,532,961) $ – $ (1,841,956)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 19,069,822 $ – $ 19,069,822
Foreign Government Securities ..................... – 19,715,977 – 19,715,977
Mortgage-Backed Securities ....................... – 21,305,381 – 21,305,381
U.S. Treasury Obligations ......................... – 17,276,929 – 17,276,929
Securities Lending Collateral ....................... 212,191 – – 212,191
Short-Term Investments ........................... 8,620,265 – – 8,620,265
Futures Contracts* ............................... 53,291 – – 53,291
Forward Foreign Currency Exchange Contracts* ........ – 970,494 – 970,494
Interest Rate Swap Contracts* ...................... – 1,510,510 – 1,510,510
Credit Default Swap Contracts* ..................... – 402,152 – 402,152
Total Assets $ 8,885,747 $ 80,251,265 $ – $ 89,137,012
LIABILITIES
Mortgage-Backed Securities(Sold Short) .............. $ – $ (580,559) $ – $ (580,559)
Futures Contracts* ............................... (125,549) – – (125,549)
Forward Foreign Currency Exchange Contracts* ........ – (408,150) – (408,150)
Interest Rate Swap Contracts* ...................... – (1,531,593) – (1,531,593)
Credit Default Swap Contracts* ..................... – (230,783) – (230,783)
Total Liabilities $ (125,549) $ (2,751,085) $ – $ (2,876,634)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2021
June 30, 2021 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
During the period ended June 30, 2021, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, and AQR International Equity Fund.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
AQR SMALL CAP MULTI-STYLE FUND
COMMON
STOCKS
Balance as of September 30, 2020 ........................................................................... $ –
Accrued discounts/(premiums) ............................................................................... –
Realized gain/(loss) ....................................................................................... 1,577
Change in unrealized appreciation/(depreciation) .................................................................. (148,303)
Purchases
1
.............................................................................................. 68,492
Sales
2
.................................................................................................. (300,679)
Transfers into Level 3 ...................................................................................... 485,456
Transfers out of Level 3 ..................................................................................... –
Balance as of June 30, 2021 ................................................................................ $ 106,543
Change in Unrealized appreciation/(depreciation) for the securities still held at June 30, 2021 ........................... $ (42,267)
AQR EMERGING MULTI-STYLE II FUND
COMMON
STOCKS
Balance as of September 30, 2020 ........................................................................... $ –
Accrued discounts/(premiums) ............................................................................... –
Realized gain/(loss) ....................................................................................... –
Change in unrealized appreciation/(depreciation) .................................................................. (143,267)
Purchases
1
.............................................................................................. 391,843
Sales
2
.................................................................................................. –
Transfers into Level 3 ...................................................................................... 144,484
Transfers out of Level 3 ..................................................................................... –
Balance as of June 30, 2021 ................................................................................ $ 393,060
Change in Unrealized appreciation/(depreciation) for the securities still held at June 30, 2021 ........................... $ (218,777)
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.